UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip code)

Michele T. Mosca 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:            585-325-6880

    Date of fiscal year end:    October 31

Date of reporting period:    July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:  SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2018

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 92.1%

Consumer Discretionary - 14.5%
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc.*	1,125	$1,999,620
Booking Holdings, Inc.*	1,010	2,049,007

		4,048,627

Specialty Retail - 6.8%
AutoZone, Inc.*	1,800	1,269,954
Dick’s Sporting Goods, Inc.	31,405	1,072,167
O’Reilly Automotive, Inc.*	7,210	2,206,260
Ulta Beauty, Inc.*	3,435	839,480

		5,387,861

Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc. - Class B	26,765	2,058,496

Total Consumer Discretionary		11,494,984

Consumer Staples - 7.6%
Beverages - 1.8%
The Coca-Cola Co.	29,695	1,384,679

Food & Staples Retailing - 1.4%
Sprouts Farmers Market, Inc.*	50,295	1,080,839

Food Products - 2.3%
Campbell Soup Co.	25,785	1,054,606
Mondelez International, Inc. - Class A	18,480	801,662

		1,856,268

Tobacco - 2.1%
Altria Group, Inc.	14,060	825,041
Philip Morris International, Inc.	10,025	865,157

		1,690,198

Total Consumer Staples		6,011,984

Energy - 2.3%
Energy Equipment & Services - 2.3%
Diamond Offshore Drilling, Inc.*	31,805	610,656
Ensco plc - Class A	62,580	464,969
Transocean Ltd.*	59,280	762,934

Total Energy		1,838,559

Financials - 7.1%
Capital Markets - 7.1%
BlackRock, Inc.	4,090	2,056,288
Cboe Global Markets, Inc.	2,555	248,167
The Charles Schwab Corp.	33,685	1,719,956
CME Group, Inc.	1,575	250,614

1

Investment Portfolio - July 31, 2018

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
E*TRADE Financial Corp.*	18,345	$1,097,214
Intercontinental Exchange, Inc.	3,525	260,533

Total Financials		5,632,772

Health Care - 18.1%
Biotechnology - 8.4%
Biogen, Inc.*	1,480	494,868
BioMarin Pharmaceutical, Inc.*	13,620	1,369,627
Incyte Corp.*	33,400	2,222,436
Regeneron Pharmaceuticals, Inc.*	2,435	896,104
Seattle Genetics, Inc.*	17,290	1,217,216
Vertex Pharmaceuticals, Inc.*	2,880	504,144

		6,704,395

Health Care Equipment & Supplies - 1.0%
Intuitive Surgical, Inc.*	1,640	833,432

Health Care Providers & Services - 1.3%
DaVita, Inc.*	14,855	1,044,009

Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.	5,950	1,395,454

Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	12,140	713,225
Johnson & Johnson	19,365	2,566,250
Merck & Co., Inc.	17,460	1,150,090

		4,429,565

Total Health Care		14,406,855

Industrials - 5.6%
Air Freight & Logistics - 2.0%
FedEx Corp.	6,595	1,621,513

Commercial Services & Supplies - 1.4%
Advanced Disposal Services, Inc.*	43,440	1,068,624

Professional Services - 1.1%
Equifax, Inc.	6,805	854,027

Road & Rail - 1.1%
Genesee & Wyoming, Inc. - Class A*	10,120	870,320

Total Industrials		4,414,484

Information Technology - 20.6%
Internet Software & Services - 1.7%
Alphabet, Inc. - Class A*	510	625,882

2

Investment Portfolio - July 31, 2018

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
Alphabet, Inc. - Class C*	555	$675,579

		1,301,461

IT Services - 5.4%
Mastercard, Inc. - Class A	9,180	1,817,640
Visa, Inc. - Class A	18,060	2,469,524

		4,287,164

Semiconductors & Semiconductor Equipment - 5.3%
Qorvo, Inc.*	23,985	1,961,014
Skyworks Solutions, Inc.	10,905	1,031,395
Texas Instruments, Inc.	11,130	1,238,992

		4,231,401

Software - 8.2%
Adobe Systems, Inc.*	4,685	1,146,326
Electronic Arts, Inc.*	14,240	1,833,400
Microsoft Corp.	19,400	2,057,952
ServiceNow, Inc.*	8,435	1,484,223

		6,521,901

Total Information Technology		16,341,927

Materials - 9.5%
Chemicals - 4.3%
Axalta Coating Systems Ltd.*	39,915	1,207,429
CF Industries Holdings, Inc.	24,120	1,071,410
Olin Corp.	37,835	1,116,511

		3,395,350

Containers & Packaging - 3.5%
Ball Corp.	31,830	1,240,415
Crown Holdings, Inc.*	8,810	398,829
Sealed Air Corp.	25,810	1,137,447

		2,776,691

Metals & Mining - 1.7%
Freeport-McMoRan, Inc.	42,375	699,187
Southern Copper Corp. (Peru)	13,955	688,819

		1,388,006

Total Materials		7,560,047

Real Estate - 4.7%
Equity Real Estate Investment Trusts (REITS) - 4.7%
American Tower Corp.	11,650	1,726,996
Equinix, Inc.	2,020	887,346

3

Investment Portfolio - July 31, 2018

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
SBA Communications Corp.*	7,000	$1,107,750

Total Real Estate		3,722,092

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Zayo Group Holdings, Inc.*	45,260	1,678,693

TOTAL COMMON STOCKS
(Identified Cost $57,999,485)		73,102,397

SHORT-TERM INVESTMENT - 8.2%

Dreyfus Government Cash Management, Institutional Shares[1] , 1.81% (Identified Cost $6,472,323)	6,472,323	6,472,323

TOTAL INVESTMENTS - 100.3%
(Identified Cost $64,471,808)		79,574,720
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(217,271)

NET ASSETS - 100%		$79,357,449

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - July 31, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$11,494,984	$11,494,984	$—	$—
Consumer Staples	6,011,984	6,011,984	—	—
Energy	1,838,559	1,838,559	—	—
Financials	5,632,772	5,632,772	—	—
Health Care	14,406,855	14,406,855	—	—
Industrials	4,414,484	4,414,484	—	—
Information Technology	16,341,927	16,341,927	—	—
Materials	7,560,047	7,560,047	—	—
Real Estate	3,722,092	3,722,092	—	—
Telecommunication Services	1,678,693	1,678,693	—	—
Mutual fund	6,472,323	6,472,323	—	—

Total assets	$79,574,720	$79,574,720	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2018

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 97.8%

Consumer Discretionary - 11.6%
Distributors - 0.4%
Genuine Parts Co.	5,278	$513,602

Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp.	12,952	2,040,458

Household Durables - 0.7%
Newell Brands, Inc.	12,771	334,472
Whirlpool Corp.	3,482	456,490

		790,962

Leisure Products - 0.4%
Hasbro, Inc.	4,417	439,977

Media - 2.0%
Comcast Corp. - Class A	56,122	2,008,045
Viacom, Inc. - Class B	10,989	319,230

		2,327,275

Multiline Retail - 1.7%
Kohl’s Corp.	5,984	442,039
Macy’s, Inc.	10,722	425,985
Target Corp.	13,164	1,062,072

		1,930,096

Specialty Retail - 3.5%
Best Buy Co., Inc.	7,996	599,940
The Gap, Inc.	15,352	463,170
The Home Depot, Inc.	15,032	2,969,121

		4,032,231

Textiles, Apparel & Luxury Goods - 1.1%
Tapestry, Inc.	7,711	363,342
VF Corp.	9,497	874,389

		1,237,731

Total Consumer Discretionary		13,312,332

Consumer Staples - 15.1%
Beverages - 2.6%
Molson Coors Brewing Co. - Class B	5,933	397,511
PepsiCo, Inc.	22,771	2,618,665

		3,016,176

Food & Staples Retailing - 4.9%
Sysco Corp.	12,419	834,681
Walgreens Boots Alliance, Inc.	15,053	1,017,884
Walmart, Inc.	41,758	3,726,066

		5,578,631

1

Investment Portfolio - July 31, 2018

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 5.1%
Campbell Soup Co.	10,162	$415,627
Conagra Brand, Inc.	9,637	353,774
General Mills, Inc.	16,723	770,261
The Hershey Co.	6,392	627,758
Hormel Foods Corp.	11,539	415,058
The J.M. Smucker Co.	4,354	483,816
Kellogg Co.	7,860	558,296
The Kraft Heinz Co.	20,514	1,235,969
Mondelez International, Inc. - Class A	24,119	1,046,282

		5,906,841

Household Products - 2.5%
The Clorox Co.	4,252	574,743
Colgate-Palmolive Co.	19,442	1,302,808
Kimberly-Clark Corp.	8,849	1,007,547

		2,885,098

Total Consumer Staples		17,386,746

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Andeavor	4,679	702,130
Marathon Petroleum Corp.	12,973	1,048,608
Valero Energy Corp.	10,565	1,250,368

Total Energy		3,001,106

Financials - 10.2%
Banks - 10.2%
Fifth Third Bancorp	20,989	621,065
JPMorgan Chase & Co.	39,819	4,577,194
KeyCorp	23,368	487,690
SunTrust Banks, Inc.	9,418	678,755
U.S. Bancorp	30,712	1,628,043
Wells Fargo & Co.	66,290	3,797,754

Total Financials		11,790,501

Health Care - 19.0%
Biotechnology - 5.9%
AbbVie, Inc.	27,873	2,570,727
Amgen, Inc.	11,108	2,183,277
Gilead Sciences, Inc.	25,549	1,988,479

		6,742,483

2

Investment Portfolio - July 31, 2018

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 1.6%
CVS Health Corp.	22,727	$1,474,073
Quest Diagnostics, Inc.	4,022	433,250

		1,907,323

Pharmaceuticals - 11.5%
Bristol-Myers Squibb Co.	22,025	1,293,969
Eli Lilly & Co.	14,615	1,444,108
Johnson & Johnson	33,910	4,493,753
Merck & Co., Inc.	40,055	2,638,423
Pfizer, Inc.	83,417	3,330,841

		13,201,094

Total Health Care		21,850,900

Industrials - 22.1%
Aerospace & Defense - 6.3%
The Boeing Co.	9,273	3,303,970
Lockheed Martin Corp.	5,958	1,942,904
United Technologies Corp.	14,867	2,018,047

		7,264,921

Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	5,720	527,556
United Parcel Service, Inc. - Class B	15,981	1,915,962

		2,443,518

Building Products - 0.6%
Johnson Controls International plc	18,179	681,894

Commercial Services & Supplies - 0.9%
Waste Management, Inc.	10,826	974,340

Electrical Equipment - 1.9%
Eaton Corp. plc	12,519	1,041,205
Emerson Electric Co.	15,865	1,146,722

		2,187,927

Industrial Conglomerates - 4.0%
3M Co.	11,151	2,367,580
Honeywell International, Inc.	14,052	2,243,402

		4,610,982

Machinery - 3.3%
Caterpillar, Inc.	10,273	1,477,257
Cummins, Inc.	5,927	846,435
Illinois Tool Works, Inc.	6,427	921,182
Ingersoll-Rand plc	5,559	547,617

		3,792,491

3

Investment Portfolio - July 31, 2018

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 2.5%
Norfolk Southern Corp.	4,795	$810,355
Union Pacific Corp.	13,986	2,096,362

		2,906,717

Trading Companies & Distributors - 0.5%
Fastenal Co.	10,686	608,354

Total Industrials		25,471,144

Information Technology - 14.4%
Communications Equipment - 3.0%
Cisco Systems, Inc.	67,667	2,861,637
Motorola Solutions, Inc.	4,868	590,488

		3,452,125

Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	25,785	855,546

IT Services - 3.7%
Automatic Data Processing, Inc.	9,140	1,233,809
International Business Machines Corp.	16,043	2,325,112
Paychex, Inc.	9,855	680,192

		4,239,113

Semiconductors & Semiconductor Equipment - 6.3%
Broadcom, Inc.	5,645	1,251,892
Intel Corp.	60,810	2,924,961
KLA-Tencor Corp.	5,128	602,130
Maxim Integrated Products, Inc.	8,133	497,252
Texas Instruments, Inc.	17,917	1,994,520

		7,270,755

Technology Hardware, Storage & Peripherals - 0.6%
Western Digital Corp.	10,086	707,533

Total Information Technology		16,525,072

Materials - 2.8%
Chemicals - 1.5%
Eastman Chemical Co.	5,428	562,448
LyondellBasell Industries N.V. - Class A	10,357	1,147,452

		1,709,900

Containers & Packaging - 0.7%
Packaging Corp. of America	3,564	402,376
WestRock Co.	7,471	433,169

		835,545

4

Investment Portfolio - July 31, 2018

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.6%
Nucor Corp.	10,434	$698,348

Total Materials		3,243,793

TOTAL COMMON STOCKS
(Identified Cost $102,708,882)		112,581,594

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management, Institutional Shares[1], 1.81%
(Identified Cost $2,133,619)	2,133,619	2,133,619

TOTAL INVESTMENTS - 99.7%
(Identified Cost $104,842,501)		114,715,213
OTHER ASSETS, LESS LIABILITIES - 0.3%		340,666

NET ASSETS - 100%		$115,055,879

1Rate shown is the current yield as of July 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$13,312,332	$13,312,332	$—	$—
Consumer Staples	17,386,746	17,386,746	—	—
Energy	3,001,106	3,001,106	—	—
Financials	11,790,501	11,790,501	—	—
Health Care	21,850,900	21,850,900	—	—
Industrials	25,471,144	25,471,144	—	—
Information Technology	16,525,072	16,525,072	—	—

5

Investment Portfolio - July 31, 2018

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$3,243,793	$3,243,793	$—	$—
Mutual fund	2,133,619	2,133,619	—	—

Total assets	$114,715,213	$114,715,213	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between levels during the nine months ended July 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2018

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 94.1%

Consumer Discretionary - 7.7%
Hotels, Restaurants & Leisure - 1.7%
Accor S.A. (France)[1]	106,355	$5,475,311

Internet & Direct Marketing Retail - 0.5%
Despegar.com Corp. (Argentina)*	77,175	1,622,219

Media - 2.5%
Quebecor, Inc. - Class B (Canada)	191,398	3,988,776
Shaw Communications, Inc. - Class B (Canada)	196,515	4,110,522

		8,099,298

Specialty Retail - 0.9%
Industria de Diseno Textil S.A. (Spain)[1]	93,250	3,055,847

Textiles, Apparel & Luxury Goods - 2.1%
lululemon athletica, Inc. (United States)*	56,520	6,779,574

Total Consumer Discretionary		25,032,249

Consumer Staples - 22.5%
Beverages - 9.1%
Ambev S.A. - ADR (Brazil)	1,276,780	6,562,649
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	120,710	12,283,881
Diageo plc (United Kingdom)[1]	287,960	10,564,474

		29,411,004

Food Products - 5.4%
Danone S.A. (France)[1]	101,210	7,946,191
Nestle S.A. (Switzerland)[1]	117,710	9,592,582

		17,538,773

Personal Products - 5.9%
Beiersdorf AG (Germany)[1]	49,825	5,808,030
Unilever plc - ADR (United Kingdom)	236,545	13,485,430

		19,293,460

Tobacco - 2.1%
British American Tobacco plc - ADR (United Kingdom)	123,070	6,741,775

Total Consumer Staples		72,985,012

Energy - 4.9%
Energy Equipment & Services - 4.0%
Schlumberger Ltd. (United States)	190,515	12,863,573

Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp. (Canada)	286,285	3,091,878

Total Energy		15,955,451

Financials - 8.6%
Banks - 6.7%
Bankia S.A. (Spain)[1]	1,514,620	5,954,112

1

Investment Portfolio - July 31, 2018

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Bankinter S.A. (Spain)[1]	569,705	$5,494,917
CaixaBank S.A. (Spain)[1]	1,309,680	6,025,649
FinecoBank Banca Fineco S.p.A. (Italy)[1]	340,100	3,988,138

		21,462,816

Capital Markets - 1.9%
Julius Baer Group Ltd. (Switzerland)[1]	113,395	6,220,812

Total Financials		27,683,628

Health Care - 13.6%
Health Care Equipment & Supplies - 3.0%
Medtronic plc (United States)	107,850	9,731,306

Health Care Providers & Services - 1.3%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	41,135	4,012,872

Life Sciences Tools & Services - 2.2%
QIAGEN N.V. (United States)*	84,811	3,063,373
QIAGEN N.V. (United States)*[1]	114,484	4,150,794

		7,214,167

Pharmaceuticals - 7.1%
Novartis AG - ADR (Switzerland)	154,535	12,965,487
Perrigo Co. plc (United States)	125,475	10,103,247

		23,068,734

Total Health Care		44,027,079

Industrials - 12.4%
Aerospace & Defense - 1.4%
BAE Systems plc (United Kingdom)[1]	549,960	4,707,815

Airlines - 0.9%
Ryanair Holdings plc - ADR (Ireland)*	27,257	2,872,888

Construction & Engineering - 3.1%
FLSmidth & Co. A/S (Denmark)[1]	52,345	3,444,980
Vinci S.A. (France)[1]	64,725	6,512,716

		9,957,696

Machinery - 4.0%
Epiroc AB - Class A (Sweden)*[1]	269,975	3,232,472
Metso OYJ (Finland)[1]	94,685	3,467,969
The Weir Group plc (United Kingdom)[1]	245,151	6,282,061

		12,982,502

Trading Companies & Distributors - 1.5%
Brenntag AG (Germany)[1]	80,704	4,842,387

2

Investment Portfolio - July 31, 2018

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure - 1.5%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	411,700	$2,502,970
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	24,100	2,278,655

		4,781,625

Total Industrials		40,144,913

Information Technology - 11.4%
Internet Software & Services - 5.3%
Alibaba Group Holding Ltd. - ADR (China)*	42,360	7,931,063
NetEase, Inc. - ADR (China)	18,055	4,658,190
Tencent Holdings Ltd. - Class H (China)[1]	99,630	4,534,599

		17,123,852

IT Services - 3.4%
Amdocs Ltd. (United States)	162,869	11,006,687

Software - 2.7%
Atlassian Corp. plc - Class A (United States)*	23,372	1,692,367
Nexon Co. Ltd. (Japan)*[1]	500,100	7,205,779

		8,898,146

Total Information Technology		37,028,685

Materials - 10.6%
Chemicals - 8.5%
Akzo Nobel N.V. (Netherlands)[1]	104,760	9,675,686
Mexichem S.A.B. de C.V. (Mexico)	963,900	3,373,023
OCI N.V. (Netherlands)*[1]	166,950	5,047,293
Solvay S.A. (Belgium)[1]	68,545	9,390,667

		27,486,669

Metals & Mining - 2.1%
Antofagasta plc (Chile)[1]	125,785	1,651,938
First Quantum Minerals Ltd. (Zambia)	116,505	1,817,186
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	556,100	1,750,554
Lundin Mining Corp. (Chile)	280,638	1,553,287

		6,772,965

Total Materials		34,259,634

Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITS) - 1.5%
Unibail-Rodamco-Westfield (France)[1]	21,860	4,852,921

3

Investment Portfolio - July 31, 2018

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Iliad S.A. (France)[1]	18,620	$2,943,749

TOTAL COMMON STOCKS
(Identified Cost $285,773,670)		304,913,321

SHORT-TERM INVESTMENT - 4.7%
Dreyfus Government Cash Management, Institutional Shares[2], 1.81%
(Identified Cost $15,233,851)	15,233,851	15,233,851

TOTAL INVESTMENTS - 98.8%
(Identified Cost $301,007,521)		320,147,172
OTHER ASSETS, LESS LIABILITIES - 1.2%		4,021,688

NET ASSETS - 100%		$324,168,860

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of July 31, 2018.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United States - 18.3%; United Kingdom - 12.9%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - July 31, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$25,032,249	$16,501,091	$8,531,158	$—
Consumer Staples	72,985,012	26,789,854	46,195,158	—
Energy	15,955,451	15,955,451	—	—
Financials	27,683,628	—	27,683,628	—
Health Care	44,027,079	35,863,413	8,163,666	—
Industrials	40,144,913	7,654,513	32,490,400	—
Information Technology	37,028,685	25,288,307	11,740,378	—
Materials	34,259,634	8,494,050	25,765,584	—
Real Estate	4,852,921	—	4,852,921	—
Telecommunication Services	2,943,749	—	2,943,749	—
Mutual fund	15,233,851	15,233,851	—	—

Total assets	$320,147,172	$151,780,530	$168,366,642	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS - 27.8%

Consumer Discretionary - 2.3%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	19,437	$595,938

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.	6,400	1,008,256

Household Durables - 0.1%
DR Horton, Inc.	1,045	45,667
Lennar Corp. - Class A	845	44,168
LGI Homes, Inc.*	740	38,251
Newell Brands, Inc.	14,610	382,636
NVR, Inc.*	15	41,391

		552,113

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*	500	888,721
Booking Holdings, Inc.*	2,720	5,518,118

		6,406,839

Media - 0.3%
Comcast Corp. - Class A	26,437	945,916
Quebecor, Inc. - Class B (Canada)	38,240	796,930
Shaw Communications, Inc. - Class B (Canada)	40,835	854,149

		2,596,995

Multiline Retail - 0.2%
Dollar General Corp.	8,480	832,312
Target Corp.	6,530	526,840

		1,359,152

Specialty Retail - 0.5%
Dick’s Sporting Goods, Inc.	10,960	374,174
The Home Depot, Inc.	7,364	1,454,537
Industria de Diseno Textil S.A. (Spain)[1]	63,370	2,076,665
O’Reilly Automotive, Inc.*	2,290	700,740

		4,606,116

Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc.*	22,820	2,737,259
NIKE, Inc. - Class B	3,140	241,497

		2,978,756

Total Consumer Discretionary		20,104,165

Consumer Staples - 2.5%
Beverages - 1.5%
Ambev S.A. - ADR (Brazil)	545,750	2,805,155
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	43,430	4,419,592
Diageo plc (United Kingdom)[1]	104,681	3,840,463

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Molson Coors Brewing Co. - Class B	3,320	$222,440
PepsiCo, Inc.	14,391	1,654,965

		12,942,615

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	7,397	500,185
Walmart, Inc.	18,605	1,660,124

		2,160,309

Food Products - 0.2%
J&J Snack Foods Corp.	3,327	482,282
The Kraft Heinz Co.	8,413	506,883
Mondelez International, Inc. - Class A	21,826	946,812

		1,935,977

Household Products - 0.1%
Colgate-Palmolive Co.	9,257	620,312

Personal Products - 0.5%
Unilever plc - ADR (United Kingdom)	68,203	3,888,253

Total Consumer Staples		21,547,466

Energy - 1.7%
Energy Equipment & Services - 0.8%
Diamond Offshore Drilling, Inc.*	54,980	1,055,616
Ensco plc - Class A	144,080	1,070,514
Schlumberger Ltd.	47,110	3,180,867
Transocean Ltd.*	127,500	1,640,925

		6,947,922

Oil, Gas & Consumable Fuels - 0.9%
BP plc - ADR (United Kingdom)	25,029	1,128,558
Chevron Corp.	6,311	796,890
China Petroleum & Chemical Corp. - ADR (China)	10,549	1,011,438
Exxon Mobil Corp.	24,418	1,990,311
Hess Corp.	9,446	619,941
Marathon Petroleum Corp.	5,923	478,756
Royal Dutch Shell plc - Class B - ADR (Netherlands)	8,120	576,845
TOTAL S.A. (France)[1]	6,558	427,746
Valero Energy Corp.	4,988	590,330

		7,620,815

Total Energy		14,568,737

Financials - 2.7%
Banks - 1.4%
Bank of America Corp.	50,070	1,546,162

1

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
BankUnited, Inc.	6,335	$246,178
Citigroup, Inc.	17,908	1,287,406
Fifth Third Bancorp	9,415	278,590
Huntington Bancshares, Inc.	16,960	261,862
JPMorgan Chase & Co.	31,194	3,585,750
KeyCorp	24,418	509,604
The PNC Financial Services Group, Inc.	1,919	277,929
Regions Financial Corp.	15,530	289,013
SunTrust Banks, Inc.	4,085	294,406
U.S. Bancorp	14,761	782,481
Wells Fargo & Co.	46,620	2,670,860

		12,030,241

Capital Markets - 1.1%
Apollo Global Management LLC - Class A	10,785	382,868
Ares Management LP	11,175	238,586
BlackRock, Inc.	5,970	3,001,477
The Blackstone Group LP	10,485	366,136
The Charles Schwab Corp.	74,800	3,819,288
E*TRADE Financial Corp.*	24,365	1,457,271

		9,265,626

Insurance - 0.2%
The Allstate Corp.	2,450	233,043
American International Group, Inc.	3,685	203,449
Arthur J. Gallagher & Co.	3,930	280,406
Chubb Ltd.	2,565	358,382
Lincoln National Corp.	3,405	231,880
Old Republic International Corp.	11,865	252,843
Principal Financial Group, Inc.	3,636	211,179
Willis Towers Watson plc	1,620	258,260

		2,029,442

Total Financials		23,325,309

Health Care - 5.7%
Biotechnology - 2.0%
AbbVie, Inc.	12,811	1,181,560
Amgen, Inc.	5,300	1,041,715
Biogen, Inc.*	3,130	1,046,578
BioMarin Pharmaceutical, Inc.*	26,020	2,616,571
Gilead Sciences, Inc.	11,085	862,746
Incyte Corp.*	72,720	4,838,789
Regeneron Pharmaceuticals, Inc.*	5,110	1,880,531
Seattle Genetics, Inc.*	30,955	2,179,232
Vertex Pharmaceuticals, Inc.*	7,575	1,326,004

		16,973,726

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 0.6%
Koninklijke Philips N.V. (Netherlands)	11,565	$506,778
Medtronic plc	56,460	5,094,386

		5,601,164

Health Care Providers & Services - 0.4%
CVS Health Corp.	8,770	568,822
DaVita, Inc.*	37,430	2,630,580

		3,199,402

Pharmaceuticals - 2.7%
AstraZeneca plc (United Kingdom)[1]	7,145	549,992
Bristol-Myers Squibb Co.	50,986	2,995,428
Eli Lilly & Co.	12,983	1,282,850
Johnson & Johnson	49,568	6,568,751
Merck & Co., Inc.	59,065	3,890,612
Novartis AG - ADR (Switzerland)	57,235	4,802,016
Pfizer, Inc.	38,826	1,550,322
Sanofi (France)[1]	7,313	636,201
Sanofi - ADR (France)	21,715	941,562

		23,217,734

Total Health Care		48,992,026

Industrials - 2.3%
Aerospace & Defense - 0.4%
The Boeing Co.	4,203	1,497,530
Lockheed Martin Corp.	2,586	843,295
United Technologies Corp.	7,080	961,039

		3,301,864

Air Freight & Logistics - 0.4%
FedEx Corp.	9,940	2,443,948
United Parcel Service, Inc. - Class B	7,778	932,504

		3,376,452

Airlines - 0.1%
Delta Air Lines, Inc.	7,055	383,933
Southwest Airlines Co.	6,340	368,734

		752,667

Commercial Services & Supplies - 0.1%
Covanta Holding Corp.	33,260	598,680
Waste Management, Inc.	8,495	764,550

		1,363,230

Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	10,455	580,775

2

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	23,998	$552,435
Emerson Electric Co.	7,574	547,449

		1,099,884

Industrial Conglomerates - 0.3%
3M Co.	6,864	1,457,364
General Electric Co.	7,356	100,262
Honeywell International, Inc.	6,328	1,010,265

		2,567,891

Machinery - 0.1%
Caterpillar, Inc.	4,303	618,771
Mueller Water Products, Inc. - Class A	56,630	699,380

		1,318,151

Professional Services - 0.3%
Equifax, Inc.	18,410	2,310,455

Road & Rail - 0.4%
Genesee & Wyoming, Inc. - Class A*	21,120	1,816,320
Kansas City Southern	6,639	771,917
Union Pacific Corp.	6,724	1,007,860

		3,596,097

Total Industrials		20,267,466

Information Technology - 5.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	32,603	1,378,781

Internet Software & Services - 0.8%
Alibaba Group Holding Ltd. - ADR (China)*	12,280	2,299,183
Alphabet, Inc. - Class A*	1,260	1,546,297
Alphabet, Inc. - Class C*	1,280	1,558,093
Tencent Holdings Ltd. - Class H (China)[1]	31,160	1,418,229

		6,821,802

IT Services - 1.1%
Automatic Data Processing, Inc.	4,475	604,080
International Business Machines Corp.	7,462	1,081,468
InterXion Holding N.V. (Netherlands)*	6,575	426,586
Mastercard, Inc. - Class A2	20,150	3,989,700
Visa, Inc. - Class A2	24,610	3,365,171

		9,467,005

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom, Inc.	2,548	$565,069
Intel Corp.	58,616	2,819,430
Qorvo, Inc.*	59,310	4,849,186
Skyworks Solutions, Inc.	38,955	3,684,364
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	37,932	1,563,178
Texas Instruments, Inc.	31,723	3,531,404

		17,012,631

Software - 1.0%
Electronic Arts, Inc.*	16,870	2,172,013
Microsoft Corp.	50,807	5,389,607
ServiceNow, Inc.*	8,505	1,496,540

		9,058,160

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	4,944	940,794

Total Information Technology		44,679,173

Materials - 1.8%
Chemicals - 0.6%
CF Industries Holdings, Inc.	53,450	2,374,249
DowDuPont, Inc.	14,060	966,906
FMC Corp.	8,905	800,381
LyondellBasell Industries N.V. - Class A	4,798	531,570
RPM International, Inc.	5,891	379,204

		5,052,310

Containers & Packaging - 0.9%
Ball Corp.	80,000	3,117,601
Graphic Packaging Holding Co.	57,051	828,951
Sealed Air Corp.	68,775	3,030,914
Sonoco Products Co.	14,847	828,760

		7,806,226

Metals & Mining - 0.3%
BHP Billiton Ltd. - ADR (Australia)	16,607	867,882
Lundin Mining Corp. (Chile)	133,435	738,542
Rio Tinto plc - ADR (Australia)	12,347	685,258

		2,291,682

Total Materials		15,150,218

Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITS) - 3.0%
Acadia Realty Trust	4,240	114,818
Agree Realty Corp.	2,150	114,466
Alexandria Real Estate Equities, Inc.	705	89,845

3

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	4,635	$191,194
American Homes 4 Rent - Class A	18,310	405,383
American Tower Corp.	6,325	937,618
Americold Realty Trust	3,305	71,091
Apartment Investment & Management Co. - Class A	6,600	281,490
Apple Hospitality REIT, Inc.	8,980	161,550
AvalonBay Communities, Inc.	3,950	698,558
Bluerock Residential Growth REIT, Inc.	9,325	85,510
Boston Properties, Inc.	4,290	538,524
Brandywine Realty Trust	21,770	358,987
CatchMark Timber Trust, Inc. - Class A	77,241	959,333
Chesapeake Lodging Trust	4,635	148,413
Colony Capital, Inc.	61,373	378,058
Community Healthcare Trust, Inc.	18,887	566,610
CoreCivic, Inc.	35,350	906,374
Cousins Properties, Inc.	37,900	353,228
Crown Castle International Corp.	8,203	909,138
CubeSmart	7,120	216,163
Digital Realty Trust, Inc.	7,465	906,400
EastGroup Properties, Inc.	875	83,405
Equinix, Inc.	8,345	3,665,792
Equity LifeStyle Properties, Inc.	2,055	186,984
Equity Residential	6,380	417,443
Essex Property Trust, Inc.	920	221,214
Extra Space Storage, Inc.	2,270	213,312
First Industrial Realty Trust, Inc.	4,590	149,405
Getty Realty Corp.	5,565	159,437
GGP, Inc.	9,000	191,880
HCP, Inc.	10,560	273,504
Healthcare Realty Trust, Inc.	6,425	190,887
Healthcare Trust of America, Inc. - Class A	7,450	203,534
Hibernia REIT plc (Ireland)[1]	96,180	163,753
Host Hotels & Resorts, Inc.	18,450	386,343
Independence Realty Trust, Inc.	11,615	117,892
Invitation Homes, Inc.	15,950	368,605
Jernigan Capital, Inc.	19,160	348,520
Lamar Advertising Co. - Class A	4,565	336,121
Liberty Property Trust	7,150	306,449
Life Storage, Inc.	955	91,642
The Macerich Co.	2,185	129,046
Mid-America Apartment Communities, Inc.	4,450	448,471
National Retail Properties, Inc.	3,350	149,444

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Outfront Media, Inc.	13,245	$281,456
Physicians Realty Trust	23,275	366,814
Plymouth Industrial REIT, Inc.	12,020	175,853
Prologis, Inc.	11,175	733,304
Public Storage	2,255	491,207
Regency Centers Corp.	3,213	204,443
SBA Communications Corp.*	5,610	887,782
Simon Property Group, Inc.	5,475	964,750
STAG Industrial, Inc.	15,445	421,957
Sun Communities, Inc.	3,845	372,811
Sunstone Hotel Investors, Inc.	14,295	232,580
Tier REIT, Inc.	9,615	228,549
UDR, Inc.	10,060	387,109
UMH Properties, Inc.	6,480	100,051
Unibail-Rodamco-Westfield (France)[1]	1,105	245,310
Urban Edge Properties	14,315	324,664
Ventas, Inc.	2,920	164,630
VEREIT, Inc.	20,575	156,987
Vornado Realty Trust	5,430	390,526
Welltower, Inc.	3,775	236,315
Weyerhaeuser Co.	10,701	365,760

Total Real Estate		25,928,692

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	8,880	458,564
Zayo Group Holdings, Inc.*	73,060	2,709,795

Total Telecommunication Services		3,168,359

Utilities - 0.2%
Electric Utilities - 0.0%##
Exelon Corp.	6,375	270,938

Independent Power and Renewable Electricity Producers - 0.1%
Boralex, Inc. - Class A (Canada)	12,935	197,677
Innergex Renewable Energy, Inc. (Canada)	22,020	228,012
Northland Power, Inc. (Canada)	12,930	236,365
Pattern Energy Group, Inc. - Class A	11,570	214,855

		876,909

Multi-Utilities - 0.1%
CMS Energy Corp.	9,116	440,667

Total Utilities		1,588,514

TOTAL COMMON STOCKS
(Identified Cost $199,218,208)		239,320,125

4

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS - 21.1%

Non-Convertible Corporate Bonds - 21.1%
Consumer Discretionary - 2.8%
Auto Components - 0.0%##
Techniplas LLC[4], 10.00%, 5/1/2020	300,000	$264,750

Household Durables - 0.3%
Century Communities, Inc., 5.875%, 7/15/2025	498,000	469,365
LGI Homes, Inc.[4], 6.875%, 7/15/2026	350,000	350,000
Meritage Homes Corp., 5.125%, 6/6/2027	355,000	325,712
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	245,000	245,235
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	209,000	207,432
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	235,000	226,775
Weekley Homes LLC - Weekley Finance Corp.[4], 6.625%, 8/15/2025	350,000	332,500

		2,157,019

Internet & Direct Marketing Retail - 1.0%
Booking Holdings, Inc., 3.60%, 6/1/2026	8,750,000	8,510,868

Media - 0.9%
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 5.50%, 5/1/2026	205,000	201,414
Cequel Communications Holdings I LLC - Cequel Capital Corp.[4], 7.50%, 4/1/2028	200,000	206,160
CSC Holdings, LLC, 5.25%, 6/1/2024	472,000	454,300
Discovery Communications LLC, 5.20%, 9/20/2047	5,860,000	5,769,988
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[4], 5.50%, 3/1/2028	400,000	365,000
UPCB Finance IV Ltd. (Netherlands)[4], 5.375%, 1/15/2025	525,000	506,625

		7,503,487

Multiline Retail - 0.6%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	2,470,000	2,691,452
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	2,500,000	2,704,018

		5,395,470

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[4], 4.875%, 5/15/2026	240,000	$231,900

Total Consumer Discretionary		24,063,494

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	175,000	173,469

Household Products - 0.0%##
First Quality Finance Co., Inc.[4], 5.00%, 7/1/2025	250,000	230,625

Total Consumer Staples		404,094

Energy - 3.9%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United
Arab Emirates)[4], 8.25%, 2/15/2025	250,000	255,000
Trinidad Drilling Ltd. (Canada)[4], 6.625%, 2/15/2025	359,000	347,332

		602,332

Oil, Gas & Consumable Fuels - 3.8%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	7,910,000	8,441,976
Cheniere Energy Partners LP, 5.25%, 10/1/2025	355,000	353,225
DCP Midstream Operating LP4, 9.75%, 3/15/2019	140,000	145,740
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	359,000	359,898
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	430,000	446,125
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	225,000	224,438
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	495,000	409,612
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	7,120,000	8,414,078
OKEA AS (Norway)[5,6], (3 mo. LIBOR US + 6.500%), 8.836%, 6/28/2023	200,000	200,622
Petroleos Mexicanos (Mexico)[4], 6.35%, 2/12/2048	4,330,000	3,848,288
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	195,000	200,636
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	7,880,000	8,569,968

5

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
SemGroup Corp., 6.375%, 3/15/2025	450,000	$432,000
Seven Generations Energy Ltd. (Canada)[4], 5.375%, 9/30/2025	241,000	231,360
Southwestern Energy Co.[7], 6.20%, 1/23/2025	263,000	259,384
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024	170,000	174,250

		32,711,600

Total Energy		33,313,932

Financials - 6.5%
Banks - 3.7%
Bank of America Corp., 4.00%, 1/22/2025	8,600,000	8,491,491
Citigroup, Inc., 8.125%, 7/15/2039	5,895,000	8,526,883
JPMorgan Chase & Co., 6.30%, 4/23/2019	8,230,000	8,444,806
Popular, Inc., 7.00%, 7/1/2019	394,000	401,092
Santander Holdings USA, Inc., 3.40%, 1/18/2023	5,830,000	5,646,608

		31,510,880

Capital Markets - 1.0%
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.563%, 5/8/2024	8,380,000	8,530,448

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	235,000	235,353
SLM Corp., 5.125%, 4/5/2022	330,000	329,172

		564,525

Diversified Financial Services - 0.8%
Aircastle Ltd., 6.25%, 12/1/2019	140,000	144,549
International Lease Finance Corp., 6.25%, 5/15/2019	5,764,000	5,909,760
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	335,000	324,950
Navient Corp., 7.25%, 9/25/2023	205,000	214,738
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[4], 6.375%, 12/15/2022	350,000	355,250
Park Aerospace Holdings Ltd. (Ireland)[4], 4.50%, 3/15/2023	371,000	354,305

		7,303,552

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 0.9%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	2,025,000	$2,093,143
Prudential Financial, Inc.[8], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	5,340,000	5,688,168

		7,781,311

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	225,000	227,250

Total Financials		55,917,966

Health Care - 0.8%
Health Care Providers & Services -0.7%
DaVita, Inc., 5.00%, 5/1/2025	345,000	325,163
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 6.50%, 9/15/2018	5,670,000	5,691,567
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[4], 6.625%, 5/15/2022	245,000	241,937
Tenet Healthcare Corp., 6.00%, 10/1/2020	140,000	145,425

		6,404,092

Pharmaceuticals - 0.1%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[4], 8.75%, 11/1/2024	400,000	425,000

Total Health Care		6,829,092

Industrials - 1.0%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	254,000	256,540

Construction & Engineering - 0.1%
Tutor Perini Corp.[4], 6.875%, 5/1/2025	359,000	356,308

Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[4], 9.625%, 5/1/2023	300,000	305,250

Machinery - 0.7%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	5,700,000	5,714,250

Marine - 0.1%
Borealis Finance, LLC[4], 7.50%, 11/16/2022	440,000	435,325

6

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	495,000	$491,906

		927,231

Professional Services - 0.0%##
Nielsen Finance LLC - Nielsen Finance Co.[4], 5.00%, 4/15/2022	225,000	218,672

Transportation Infrastructure - 0.1%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	200,000	203,000
MPC Container Ships Invest B.V. (Norway) [6,9], (1 mo. LIBOR US + 4.750%), 7.082%, 9/22/2022	200,000	204,808

		407,808

Total Industrials		8,186,059

Information Technology - 1.7%
Internet Software & Services - 1.7%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	9,030,000	8,460,935
MSCI, Inc.[4], 5.375%, 5/15/2027	230,000	231,725
Tencent Holdings Ltd. (China)[4], 3.595%, 1/19/2028	5,940,000	5,664,859

		14,357,519

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	386,000	375,385

Total Information Technology		14,732,904

Materials - 1.7%
Chemicals - 0.1%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada) [4], 8.375%, 12/1/2022	318,000	323,565
OCI N.V. (Netherlands) [4], 6.625%, 4/15/2023	370,000	377,974

		701,539

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4], 6.00%, 2/15/2025	220,000	214,775
W/S Packaging Holdings, Inc.[4], 9.00%, 4/15/2023	355,000	362,100

		576,875

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 1.5%
Corp Nacional del Cobre de Chile (Chile)[4], 5.625%, 9/21/2035	5,030,000	$5,575,845
Ferroglobe plc - Globe Specialty Metals, Inc.[4], 9.375%, 3/1/2022	395,000	406,356
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	595,000	603,925
Northwest Acquisitions ULC - Dominion Finco, Inc.[4], 7.125%, 11/1/2022	660,000	658,350
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	5,460,000	5,670,210

		12,914,686

Total Materials		14,193,100

Real Estate - 0.8%

Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	945,000	926,732
iStar, Inc., 5.25%, 9/15/2022	336,000	327,600

		1,254,332

Real Estate Management & Development - 0.7%
American Homes 4 Rent LP, 4.25%, 2/15/2028	5,840,000	5,603,996
Greystar Real Estate Partners, LLC[4], 5.75%, 12/1/2025	370,000	358,900

		5,962,896

Total Real Estate		7,217,228

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc., 4.25%, 3/1/2027	5,515,000	5,457,525
Verizon Communications, Inc., 5.50%, 3/16/2047	7,950,000	8,674,716

		14,132,241

Wireless Telecommunication Services - 0.1%
Altice US Finance I Corp.[4], 5.50%, 5/15/2026	235,000	230,913
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	564,000	538,620
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	360,000	356,400
Sprint Communications, Inc.[4], 9.00%, 11/15/2018	104,000	105,768

		1,231,701

Total Telecommunication Services		15,363,942

7

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE	PRINCIPAL AMOUNT3 / SHARES
TERM SERIES		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	440,000	$454,300
Drax Finco plc (United Kingdom)[4], 6.625%, 11/1/2025	350,000	350,875

Total Utilities		805,175

TOTAL CORPORATE BONDS
(Identified Cost $184,250,405)		181,026,986

MUTUAL FUNDS - 0.1%
iShares Russell 1000 Value ETF	1,560	195,499
iShares U.S. Real Estate ETF	5,505	447,281

TOTAL MUTUAL FUNDS
(Identified Cost $640,547)		642,780

U.S. TREASURY SECURITIES - 21.6%

U.S. Treasury Bonds - 3.9%
U.S. Treasury Bond, 6.25%, 5/15/2030	6,958,000	9,205,217
U.S. Treasury Bond, 4.75%, 2/15/2037	10,174,000	12,691,270
U.S. Treasury Bond, 2.50%, 2/15/2045	7,548,000	6,751,332
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	4,759,425	4,577,672

Total U.S. Treasury Bonds
(Identified Cost $35,338,606)		33,225,491

U.S. Treasury Notes - 17.7%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	17,762,328	17,490,001
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	4,674,118	4,532,340
U.S. Treasury Note, 1.625%, 4/30/2019	53,319,000	53,029,495
U.S. Treasury Note, 1.375%, 4/30/2020	27,000,500	26,416,192
U.S. Treasury Note, 1.125%, 7/31/2021	25,014,000	23,832,675
U.S. Treasury Note, 1.625%, 4/30/2023	18,500,000	17,502,734

	PRINCIPAL AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 5/15/2026	10,150,000	$9,222,623

Total U.S. Treasury Notes
(Identified Cost $153,957,621)		152,026,060

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $189,296,227)		185,251,551

ASSET-BACKED SECURITIES - 4.1%
Capital One Multi-Asset Execution Trust, Series 2016, Class A4, 1.33%, 6/15/2022	1,908,000	1,879,278
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	150,358	150,277
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	2,173,000	2,140,049
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	189,834	188,883
Chesapeake Funding II LLC, Series 2017-2A, Class A1[4], 1.99%, 5/15/2029	5,260,258	5,206,219
Colony American Homes, Series 2015-1A, Class A4,6, (1 mo. LIBOR US + 1.200%), 3.278%, 7/17/2032	1,856,700	1,856,882
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	1,445,000	1,436,753
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	110,594	110,051
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[4], 2.04%, 2/22/2022	980,000	965,630
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[4], 1.97%, 7/15/2020	3,900,000	3,869,326
Invitation Homes Trust, Series 2017-SFR2, Class A4,6, (1 mo. LIBOR US + 0.850%), 2.923%, 12/17/2036	766,119	765,670
Invitation Homes Trust, Series 2017-SFR2, Class B4,6, (1 mo. LIBOR US + 1.150%), 3.223%, 12/17/2036	570,000	570,973
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	1,500,000	1,451,662

8

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	4,299,099	$4,216,190
SoFi Consumer Loan Program LLC, Series 2017-4, Class A4, 2.50%, 5/26/2026	663,805	654,255
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	1,499,390	1,491,335
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	490,275	486,117
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	156,963	155,612
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX4, 2.65%, 9/25/2040	1,400,000	1,359,050
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	516,754	511,923
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	500,000	487,220
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A4, 2.39%, 2/25/2042	1,261,653	1,250,921
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	472,120	471,124
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	1,804,916	1,744,684
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	1,845,000	1,771,101

TOTAL ASSET-BACKED SECURITIES (Identified Cost $35,687,356)		35,191,185

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.2%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	149,058	150,206
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/10/2035	4,633,000	4,393,646
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A4, 3.531%, 10/15/2034	2,520,000	2,520,965

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	500,000	$485,548
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	4,455,000	4,374,447
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,10], 2.50%, 5/25/2043	1,314,193	1,220,448
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,10], 2.13%, 2/25/2043	863,669	798,174
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	2,484,911	2,470,495
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	186,215	185,405
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[10], 1.451%, 8/25/2020	20,487,223	434,606
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[10], 1.149%, 4/25/2021	2,633,625	69,855
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[10], 1.514%, 10/25/2021	6,697,081	263,554
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[10], 1.484%, 12/25/2021	8,267,753	300,857
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[10], 1.587%, 6/25/2022	15,119,703	699,598
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[10], 3.32%, 2/25/2023	3,470,000	3,492,234
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[10], 0.312%, 4/25/2023	75,902,709	629,332
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[10], 0.106%, 5/25/2023	47,109,512	237,173
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[10], 3.06%, 7/25/2023	5,431,000	5,398,876

9

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[10], 3.458%, 8/25/2023	5,688,000	$5,752,963
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A1, 2.263%, 4/25/2025	331,717	319,924
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO) [10], 1.542%, 10/25/2018	7,415,012	6,797
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	4,232,000	4,165,208
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	2,798,000	2,771,588
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	3,287,206	3,347,767
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	3,289,577	3,398,957
FREMF Mortgage Trust, Series 2011-K13, Class B4,10, 4.768%, 1/25/2048	2,255,000	2,320,098
FREMF Mortgage Trust, Series 2012-K711, Class B4,10, 3.562%, 8/25/2045	2,200,000	2,205,018
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	200,682,335	723,018
FREMF Mortgage Trust, Series 2013-K712, Class B4,10, 3.36%, 5/25/2045	1,025,000	1,025,946
FREMF Mortgage Trust, Series 2014-K41, Class B4,10, 3.832%, 11/25/2047	2,227,000	2,201,375
FREMF Mortgage Trust, Series 2014-K716, Class B4,10, 3.95%, 8/25/2047	2,624,000	2,654,702
FREMF Mortgage Trust, Series 2015-K42, Class B4,10, 3.983%, 12/25/2024	490,000	483,131
FREMF Mortgage Trust, Series 2015-K43, Class B4,10, 3.734%, 2/25/2048	500,000	489,090
FREMF Mortgage Trust, Series 2015-K720, Class B4,10, 3.391%, 7/25/2022	270,000	263,527
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class BFX[4,10], 3.495%, 12/15/2034	2,495,000	2,492,462

	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	2,437,844	$2,303,772
GS Mortgage Securities Trust, Series 2010-C2, ClassA1[4], 3.849%, 12/10/2043	79,677	80,429
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,10], 3.00%, 3/25/2043	688,267	663,022
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,10], 3.50%, 5/25/2043	737,185	722,124
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,10], 3.00%, 6/25/2029	990,776	979,087
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[4,10], 3.50%, 8/25/2047	2,906,577	2,863,205
JP Morgan Mortgage Trust, Series 2017-6, Class A3[4,10], 3.50%, 12/25/2048	1,412,419	1,377,420
JP Morgan Mortgage Trust, Series 2017-6, Class A5[4,10], 3.50%, 12/25/2048	2,224,839	2,190,249
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	21,680	21,597
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,10], 3.75%, 11/25/2054	887,011	887,516
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,10], 3.75%, 8/25/2055	959,247	959,818
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,10], 3.75%, 11/25/2056	1,255,551	1,254,739
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	980,347	952,200
Sequoia Mortgage Trust, Series 2013-2, Class A10, 1.874%, 2/25/2043	857,651	766,229
Sequoia Mortgage Trust, Series 2013-7, Class A2[10], 3.00%, 6/25/2043	849,172	814,737
Sequoia Mortgage Trust, Series 2013-8, Class A1[10], 3.00%, 6/25/2043	1,030,825	992,794
Starwood Retail Property Trust, Series 2014-STAR, Class A4,6, (1 mo. LIBOR US + 1.220%), 3.292%, 11/15/2027	2,138,399	2,139,295

10

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, Series 2016-5, Class A1[4,10], 2.50%, 10/25/2056		2,051,385	$1,996,615
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028		155,000	157,592
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4] , 4.393%, 11/15/2043		265,000	270,556
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,10], 4.869%, 2/15/2044		843,087	870,391
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,10], 3.50%, 1/20/2045		1,061,672	1,039,600
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,10], 3.50%, 3/20/2045		919,266	919,453

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $89,432,199)			87,969,430

FOREIGN GOVERNMENT BONDS - 2.6%
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	268,000	207,851
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	327,000	256,412
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		8,725,000	8,546,723
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		200,000	196,281
The Korea Development Bank (South Korea)[6], (3 mo. LIBOR US + 0.675%), 3.001%, 9/19/2020		3,000,000	3,007,006
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,267,000	390,925
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	2,725,000	141,208
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	4,996,000	256,392
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	908,000	48,491
Province of Ontario (Canada), 2.00%, 9/27/2018		2,089,000	2,087,809
Province of Ontario (Canada), 1.25%, 6/17/2019		2,044,000	2,018,976
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	590,000	436,065

	PRINCIPAL
	AMOUNT[3]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	4,996,000	$4,912,272

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $23,339,782)		22,506,411

U.S. GOVERNMENT AGENCIES - 8.2%

Mortgage-Backed Securities - 8.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	173,263	176,963
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	12,658	12,863
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	28,061	28,903
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	132,890	135,810
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	34,590	35,658
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	22,573	22,862
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	203,804	207,991
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	23,153	23,546
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	64,090	66,257
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	25,628	26,651
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	804,290	838,324
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	774,997	807,659
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	484,133	523,091
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	60,247	66,003
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	149,787	161,277
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	60,930	65,214
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	12,596	13,369
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	20,100	21,290
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	437,380	477,698
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	8,695	9,188
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	54,419	57,506

11

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	375,835	$404,412
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	592,691	647,643
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	9,300	10,111
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	10,051	10,900
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	30,480	33,053
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	74,578	81,312
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	81,201	88,057
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	19,136	20,841
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	21,159	22,946
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	37,983	40,298
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	84,001	89,112
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	752,682	811,889
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	394,784	425,668
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	65,269	68,988
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	447,053	488,477
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	160,671	174,315
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	62,992	67,311
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	117,139	125,224
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	941,642	986,417
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	55,448	59,274
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	90,194	96,455
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	799,686	862,657
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	581,316	634,310
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	230,030	251,432
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	778,029	849,312

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	528,564	$540,869
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,225,123	1,281,669
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	276,377	276,102
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	665,594	681,037
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	971,550	1,008,676
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,099,569	1,153,731
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	2,514,151	2,498,814
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	958,062	976,701
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,174,464	2,160,855
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,678,531	1,668,026
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	577,255	586,762
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046	1,017,963	1,034,728
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	2,424,114	2,339,905
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	241,820	245,803
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	2,787,131	2,690,310
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046	1,172,531	1,191,842
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	882,979	897,521
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	865,207	879,457
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	856,113	870,208
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,175,104	1,227,721
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047	1,173,422	1,193,481
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	3,285,221	3,408,834
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	1,355,165	1,449,225
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	34,398	34,774
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	37,799	39,047

12

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	26,115	$26,965
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	35,734	37,016
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	140,809	146,825
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,035,687	1,079,311
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	125,549	135,872
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	316,548	340,768
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	370,922	405,787
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	272,348	293,342
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	126,232	136,047
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	136,277	145,948
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	341,845	368,147
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	43,111	46,363
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	282,026	303,670
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	356,279	383,717
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	318,392	342,974
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	75,396	82,566
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	247,884	265,612
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	297,029	324,198
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,377,736	1,443,758
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,389,140	1,455,633
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	1,159,819	1,215,338
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	1,976,719	1,973,968
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	1,590,244	1,588,032
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	1,162,210	1,184,223
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	2,054,283	2,091,935

	PRINCIPAL
	AMOUNT3 /
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	1,536,300	$1,566,028
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	341,843	348,213
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	2,361,768	2,344,585
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	1,631,882	1,658,392
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	1,863,700	1,893,448
Freddie Mac, Pool #Q51334, 4.00%, 10/1/2047	3,485,365	3,540,993
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	2,041,585	2,125,220
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	30,101	32,263

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $72,477,685)		70,791,792

U.S. GOVERNMENT SECURITIES - 3.0%

U.S. Treasury Bill - 3.0%
U.S. Treasury Bill[11], 1.84%, 9/6/2018
(Identified Cost $25,553,505)	25,600,000	25,551,616

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares[12], 1.81%,
(Identified Cost $9,161,688)	9,161,688	9,161,688

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Identified Cost $829,057,602)		857,413,564

TOTAL OPTIONS WRITTEN — 0.0%##
(Premiums Received $53,358)		(34,326)

13

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES
VALUE

TOTAL INVESTMENTS - 99.8%	$857,379,238
OTHER ASSETS, LESS LIABILITIES - 0.2%	1,886,253

NET ASSETS - 100%	$859,265,491

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Qorvo, Inc.	105	08/17/2018	$92.50	858	$(6,405)
The Charles Schwab Corp.	188	08/31/2018	51.50	960	(12,220)

					(18,625)

Put
Qorvo, Inc.	134	08/17/2018	72.50	1,096	(9,380)
Microsoft Corp.	129	08/31/2018	98.50	1,368	(6,321)

					(15,701)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(34,326)

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2018, the total value of such securities was $7,354,871.

3Amount is stated in USD unless otherwise noted.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $106,348,890, or 12.4% of the Series’ net assets as of July 31, 2018.

5Illiquid security - This security was acquired on June 25, 2018 at a cost of $200,000 ($100.00 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $200,622, or less than 0.1% of the Series’ net assets as of July 31, 2018.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2018.

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2018.

9Illiquid security - This security was acquired on November 3, 2017 at a cost of $198,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $204,808, or less than 0.1% of the Series’ net assets as of July 31, 2018.

10Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2018.

11Represents the annualized yield at time of purchase.

12Rate shown is the current yield as of July 31, 2018.

14

Investment Portfolio - July 31, 2018

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$20,104,165	$18,027,500	$2,076,665	$—
Consumer Staples	21,547,466	13,287,411	8,260,055	—
Energy	14,568,737	14,140,991	427,746	—
Financials	23,325,309	23,325,309	—	—
Health Care	48,992,026	47,805,833	1,186,193	—
Industrials	20,267,466	20,267,466	—	—
Information Technology	44,679,173	43,260,944	1,418,229	—
Materials	15,150,218	15,150,218	—	—
Real Estate	25,928,692	25,519,629	409,063	—
Telecommunication Services	3,168,359	3,168,359	—	—
Utilities	1,588,514	1,588,514	—	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	281,594,959	—	281,594,959	—
Corporate debt:
Consumer Discretionary	24,063,494	—	24,063,494	—
Consumer Staples	404,094	—	404,094	—
Energy	33,313,932	—	33,313,932	—
Financials	55,917,966	—	55,917,966	—
Health Care	6,829,092	—	6,829,092	—
Industrials	8,186,059	—	8,186,059	—
Information Technology	14,732,904	—	14,732,904	—
Materials	14,193,100	—	14,193,100	—
Real Estate	7,217,228	—	7,217,228	—
Telecommunication Services	15,363,942	—	15,363,942	—
Utilities	805,175	—	805,175	—
Asset-backed securities	35,191,185	—	35,191,185	—
Commercial mortgage-backed securities	87,969,430	—	87,969,430	—
Foreign government bonds	22,506,411	—	22,506,411	—
Mutual funds	9,804,468	9,804,468	—	—

15

Investment Portfolio - July 31, 2018

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Total assets	$857,413,564	$235,346,642	$622,066,922	$—

Liabilities:
Other financial instruments*:
Equity contracts	(34,326)	(12,726)	(21,600)	—

Total liabilities	(34,326)	(12,726)	(21,600)	—

Total	$857,379,238	$235,333,916	$622,045,322	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

China Literature Ltd. - Rights was a Level 3 security as of October 31, 2017. However, this security is no longer held by the Series as of July 31, 2018. There were no Level 3 securities held by the Series as of July 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS - 35.3%

Consumer Discretionary - 3.5%
Auto Components - 0.0%##
Koito Manufacturing Co. Ltd. (Japan)[1]	700	$45,091
Magna International, Inc. (Canada)	770	46,904
Nemak S.A.B. de C.V. (Mexico)[2]	139,500	115,042
NGK Spark Plug Co. Ltd. (Japan)[1]	1,600	46,203

		253,240

Automobiles - 0.0%##
Geely Automobile Holdings Ltd. (China)[1]	34,000	77,978
Suzuki Motor Corp. (Japan)[1]	2,400	141,163

		219,141

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)[1]	104,000	89,291
China Yuhua Education Corp. Ltd. (China)[1,2]	66,000	49,404
Fu Shou Yuan International Group Ltd. (China)[1]	128,640	118,666
New Oriental Education & Technology Group, Inc. - ADR (China)	1,120	96,365
TAL Education Group - ADR (China)*	1,260	40,307
Wisdom Education International Holdings Co. Ltd. (China)[1]	110,000	98,406

		492,439

Hotels, Restaurants & Leisure - 0.0%##
Accor S.A. (France)[1]	2,315	119,180
Compass Group plc (United Kingdom)[1]	2,025	43,556

		162,736

Household Durables - 0.0%##
DR Horton, Inc.	630	27,531
Kaufman & Broad S.A. (France)[1]	2,370	121,134
Lennar Corp. - Class A	510	26,658
LGI Homes, Inc.*	445	23,002
NVR, Inc.*	5	13,797

		212,122

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc.*	640	1,137,562
Booking Holdings, Inc.*	3,800	7,709,136
Despegar.com Corp. (Argentina)*	1,585	33,317

		8,880,015

Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)[1]	2,100	84,018

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Leisure Products (continued)
Trigano S.A. (France)[1]	1,280	$183,716
Yamaha Corp. (Japan)[1]	2,700	126,342

		394,076

Media - 0.4%
Quebecor, Inc. - Class B (Canada)	59,090	1,231,449
Shaw Communications, Inc. - Class B (Canada)	59,280	1,239,965

		2,471,414

Multiline Retail - 0.0%##
Next plc (United Kingdom)[1]	545	42,430

Specialty Retail - 0.6%
Fnac Darty S.A. (France)*[1]	1,445	131,109
Industria de Diseno Textil S.A. (Spain)[1]	94,620	3,100,743
Maisons du Monde S.A. (France)[1,2]	2,605	79,635

		3,311,487

Textiles, Apparel & Luxury Goods - 0.8%
ANTA Sports Products Ltd. (China)[1]	25,180	128,600
Burberry Group plc (United Kingdom)[1]	3,060	84,523
Hermes International (France)[1]	135	85,441
lululemon athletica, Inc.*	34,660	4,157,467
Luxottica Group S.p.A. (Italy)[1]	665	44,962
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	140	48,788
Moncler S.p.A (Italy)[1]	1,890	83,299

		4,633,080

Total Consumer Discretionary		21,072,180

Consumer Staples - 3.6%
Beverages - 2.7%
Ambev S.A. - ADR (Brazil)	753,901	3,875,051
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	65,770	6,692,990
Davide Campari-Milano S.p.A. (Italy)[1]	9,755	82,172
Diageo plc (United Kingdom)[1]	137,823	5,056,353
Treasury Wine Estates Ltd. (Australia)[1]	13,435	183,977

		15,890,543

Food & Staples Retailing - 0.0%##
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	2,300	99,748
Metro, Inc. (Canada)	1,260	42,483
Sun Art Retail Group Ltd. (Hong Kong)[1]	33,500	42,824

		185,055

1

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 0.1%
Danone S.A. (France)[1]	2,286	$179,478
Grupo Bimbo S.A.B. de C.V. - Series A (Mexico)	25,475	54,565
Kerry Group plc - Class A (Ireland)[1] .	1,810	192,603
Kikkoman Corp. (Japan)[1]	1,700	80,684
Nestle S.A. (Switzerland)[1]	2,494	203,244
Saputo, Inc. (Canada)	1,290	43,008

		753,582

Household Products - 0.1%
Henkel AG & Co. KGaA (Germany)[1]	665	83,449
Kimberly-Clark de Mexico S.A.B. de
C.V. - Class A (Mexico)	47,800	88,020
Lion Corp. (Japan)[1]	4,900	88,722

		260,191

Personal Products - 0.7%
Beiersdorf AG (Germany)[1]	1,810	210,989
Kao Corp. (Japan)[1]	600	43,831
Kobayashi Pharmaceutical Co. Ltd. (Japan)[1]	900	75,132
L’Oreal S.A. (France)[1]	345	84,308
Unilever plc - ADR (United Kingdom)	67,285	3,835,918

		4,250,178

Tobacco - 0.0%##
British American Tobacco plc - ADR
(United Kingdom)	2,535	138,867
Swedish Match AB (Sweden)[1]	845	46,194

		185,061

Total Consumer Staples		21,524,610

Energy - 2.0%
Energy Equipment & Services - 1.7%
Core Laboratories N.V.	750	84,090
Diamond Offshore Drilling, Inc.*	83,030	1,594,176
Ensco plc - Class A	218,150	1,620,854
Schlumberger Ltd.	68,743	4,641,527
Transocean Ltd.*	167,270	2,152,765

		10,093,412

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	6,054	65,383
Canadian Natural Resources Ltd. (Canada)	3,635	133,569
China Petroleum & Chemical Corp. - Class H (China)[1]	110,000	105,737
Eni S.p.A. (Italy)[1]	4,530	87,195
Galp Energia SGPS S.A. (Portugal)[1]	11,535	236,906

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Repsol S.A. (Spain)[1]	8,860	$175,737
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,975	211,344
SK Innovation Co. Ltd. (South Korea)[1]	490	87,027
Suncor Energy, Inc. (Canada)	2,815	118,542
TOTAL S.A. (France)[1]	2,155	140,560
Vermilion Energy, Inc. (Canada)	2,995	103,099
Woodside Petroleum Ltd. (Australia)[1]	3,305	88,585

		1,553,684

Total Energy		11,647,096

Financials - 2.3%
Banks - 0.2%
Banco Comercial Portugues S.A.
(Portugal)*[1]	280,845	87,953
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	803	39,716
Bankia S.A. (Spain)[1]	30,897	121,459
Bankinter S.A. (Spain)[1]	11,960	115,357
CaixaBank S.A. (Spain)[1]	45,020	207,131
Erste Group Bank AG (Austria)[1]	2,290	98,908
Eurobank Ergasias S.A. (Greece)*[1]	96,190	99,684
FinecoBank Banca Fineco S.p.A. (Italy)[1]	14,445	169,387
Jyske Bank A/S (Denmark)[1]	2,060	116,677
KBC Group N.V. (Belgium)[1]	1,230	94,425
Sydbank A/S (Denmark)[1]	2,985	110,782

		1,261,479

Capital Markets - 2.1%
BlackRock, Inc.	8,820	4,434,343
The Charles Schwab Corp.	101,650	5,190,249
E*TRADE Financial Corp.*	34,805	2,081,687
Euronext N.V. (Netherlands)[1,2]	2,060	127,851
Japan Exchange Group, Inc. (Japan)[1]	5,000	88,941
Julius Baer Group Ltd. (Switzerland)[1]	5,350	293,499

		12,216,570

Insurance - 0.0%##
Admiral Group plc (United Kingdom)[1]	1,695	44,061

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	1,920	88,235

Total Financials		13,610,345

2

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 7.8%
Biotechnology - 3.4%
Biogen, Inc.*	4,480	$1,497,978
BioMarin Pharmaceutical, Inc.*	37,410	3,761,950
Incyte Corp.*	103,379	6,878,839
Regeneron Pharmaceuticals, Inc.*	8,165	3,004,802
Seattle Genetics, Inc.*	43,755	3,080,352
Vertex Pharmaceuticals, Inc.*	10,620	1,859,031

		20,082,952

Health Care Equipment & Supplies - 1.0%
Coloplast A/S - Class B (Denmark)[1]	805	87,801
Essilor International Cie Generale d’Optique S.A. (France)[1]	600	88,418
Hoya Corp. (Japan)[1]	700	42,122
Medtronic plc	65,390	5,900,140
Smith & Nephew plc (United Kingdom)[1]	4,945	85,618
Sonova Holding AG (Switzerland)[1]	465	85,728

		6,289,827

Health Care Providers & Services - 0.7%
DaVita, Inc.*	52,250	3,672,130
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	865	84,384
Orpea (France)[1]	1,270	174,404

		3,930,918

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	1,761	63,607
QIAGEN N.V.*[1]	2,512	91,076
Tecan Group AG (Switzerland)[1]	175	44,400

		199,083

Pharmaceuticals - 2.7%
Astellas Pharma, Inc. (Japan)[1]	2,600	42,408
Bristol-Myers Squibb Co.	40,260	2,365,275
Chugai Pharmaceutical Co. Ltd. (Japan)[1]	1,700	86,472
Ipsen S.A. (France)[1]	255	42,367
Johnson & Johnson	33,770	4,475,200
Merck & Co., Inc.	36,000	2,371,320
Novartis AG - ADR (Switzerland)	78,095	6,552,170
Novo Nordisk A/S - Class B (Denmark)[1]	855	42,534
Perrigo Co. plc	2,530	203,716
Santen Pharmaceutical Co. Ltd. (Japan)[1]	2,500	41,816

		16,223,278

Total Health Care		46,726,058

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 2.2%
Aerospace & Defense - 0.0%##
BAE Systems plc (United Kingdom)[1]	12,065	$103,280
CAE, Inc. (Canada)	2,040	42,498
MTU Aero Engines AG (Germany)[1]	235	49,833

		195,611

Air Freight & Logistics - 0.6%
FedEx Corp.	13,630	3,351,208

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	644	67,878

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	5,880	261,414
Daikin Industries Ltd. (Japan)[1]	1,300	155,389
Geberit AG (Switzerland)[1]	310	138,035

		554,838

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	88,280	107,708
Elis S.A. (France)[1]	7,960	182,716
Secom Co. Ltd. (Japan)[1]	600	45,860
SPIE S.A. (France)[1]	8,705	164,838

		501,122

Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	1,615	180,477
FLSmidth & Co. A/S (Denmark)[1]	1,080	71,078
Vinci S.A. (France)[1]	4,005	402,988

		654,543

Electrical Equipment - 0.0%##
Schneider Electric SE (France)[1]	560	44,949

Industrial Conglomerates - 0.0%##
Siemens AG (Germany)[1]	1,285	181,363
Smiths Group plc (United Kingdom)[1]	1,935	40,893

		222,256

Machinery - 0.2%
Epiroc AB - Class A (Sweden)*[1]	13,720	164,273
FANUC Corp. (Japan)[1]	499	100,619
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	460	43,947
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	595	49,893
Jungheinrich AG (Germany)[1]	2,540	93,483
KION Group AG (Germany)[1]	1,785	122,502
Kone OYJ - Class B (Finland)[1]	1,550	84,732
Makita Corp. (Japan)[1]	1,000	44,986
Metso OYJ (Finland)[1]	4,660	170,679

3

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	7,145	$41,508
Schindler Holding AG (Switzerland)[1]	370	86,163
The Weir Group plc (United Kingdom)[1]	8,400	215,252

		1,218,037

Professional Services - 0.6%
Equifax, Inc.	25,290	3,173,895
Experian plc (United Kingdom)[1]	1,725	42,352
Intertek Group plc (United Kingdom)[1]	585	45,128
Randstad Holding N.V. (Netherlands)[1]	2,120	134,170
Recruit Holdings Co. Ltd. (Japan)[1]	3,000	82,204
SGS S.A. (Switzerland)[1]	20	52,133
Teleperformance (France)[1]	275	50,361
Wolters Kluwer N.V. (Netherlands)[1]	760	45,766

		3,626,009

Road & Rail - 0.4%
Canadian National Railway Co. (Canada)	495	44,186
Genesee & Wyoming, Inc. - Class A*	27,350	2,352,100

		2,396,286

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	2,825	86,725
Brenntag AG (Germany)[1]	1,758	105,483
Ferguson plc (Switzerland)[1]	536	42,270
Kanamoto Co. Ltd. (Japan)[1]	3,000	93,543

		328,021

Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	8,200	49,853
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	1,050	99,278
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	6,065	108,331

		257,462

Total Industrials		13,418,220

Information Technology - 8.0%

Electronic Equipment, Instruments & Components -0.1%
Halma plc (United Kingdom)[1]	4,850	89,469
Hexagon A.B. - Class B (Sweden)[1]	2,285	139,269

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)[1]	406	$214,761

		443,499

Internet Software & Services - 1.7%
Alibaba Group Holding Ltd. - ADR (China)*	19,750	3,697,792
Alphabet, Inc. - Class A*[3]	1,810	2,221,268
Alphabet, Inc. - Class C*	1,830	2,227,586
NetEase, Inc. - ADR (China)	385	99,330
Tencent Holdings Ltd. - Class H (China)[1]	49,016	2,230,934

		10,476,910

IT Services - 2.1%
Amadeus IT Group S.A. (Spain)[1]	545	46,492
Amdocs Ltd.	3,605	243,626
Atos SE (France)[1]	345	46,229
Capgemini SE (France)[1]	370	47,335
Computershare Ltd. (Australia)[1]	3,140	42,502
InterXion Holding N.V. (Netherlands)*	12,185	790,563
Mastercard, Inc. - Class A	29,830	5,906,340
Nomura Research Institute Ltd. (Japan)[1]	1,700	81,698
Obic Co. Ltd. (Japan)[1]	1,000	85,907
Sopra Steria Group (France)[1]	1,090	192,800
Visa, Inc. - Class A3	35,070	4,795,472

		12,278,964

Semiconductors & Semiconductor Equipment - 2.2%
Qorvo, Inc.*	83,770	6,849,035
Skyworks Solutions, Inc.	42,715	4,039,985
Texas Instruments, Inc.	21,160	2,355,531

		13,244,551

Software - 1.9%
Atlassian Corp. plc - Class A*	533	38,595
Check Point Software Technologies Ltd. (Israel)*	765	86,193
Electronic Arts, Inc.*	24,217	3,117,939
Microsoft Corp	52,630	5,582,990
Nexon Co. Ltd. (Japan)*[1]	11,200	161,377
Oracle Corp. (Japan)[1]	1,000	83,935
SAP SE (Germany)[1]	375	43,645
ServiceNow, Inc.*	12,265	2,158,149
Trend Micro, Inc. (Japan)[1]	1,400	82,721

		11,355,544

Total Information Technology		47,799,468

4

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 2.3%
Chemicals - 0.8%
Akzo Nobel N.V. (Netherlands)[1]	2,210	$204,117
Asahi Kasei Corp. (Japan)[1]	3,700	49,458
CF Industries Holdings, Inc.	76,640	3,404,349
Croda International plc (United Kingdom)[1]	2,776	187,285
Frutarom Industries Ltd. (Israel)[1]	425	42,958
Givaudan S.A. (Switzerland)[1]	20	46,814
Mexichem S.A.B. de C.V. (Mexico)	36,710	128,461
Nippon Paint Holdings Co. Ltd. (Japan)[1]	1,100	48,072
Nissan Chemical Corp. (Japan)[1]	1,000	44,832
Novozymes A/S - Class B (Denmark)[1]	820	43,177
OCI N.V. (Netherlands)*[1]	3,535	106,871
Sika AG (Switzerland)[1]	320	45,436
Solvay S.A. (Belgium)[1]	1,490	204,130

		4,555,960

Construction Materials - 0.0%##
Wienerberger AG (Austria)[1]	5,225	128,081

Containers & Packaging - 1.2%
Ball Corp.	113,660	4,429,330
Sealed Air Corp.	66,900	2,948,283

		7,377,613

Metals & Mining - 0.3%
Antofagasta plc (Chile)[1]	17,015	223,458
First Quantum Minerals Ltd. (Zambia)	2,325	36,264
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	28,120	88,519
Lundin Mining Corp. (Chile)	203,550	1,126,617
Southern Copper Corp. (Peru)	2,985	147,340

		1,622,198

Paper & Forest Products - 0.0%##
Mondi plc (United Kingdom)[1]	1,610	44,268

Total Materials		13,728,120

Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITS) - 2.8%
Acadia Realty Trust	2,730	73,928
Agree Realty Corp.	1,435	76,399
Alexandria Real Estate Equities, Inc.	435	55,436
American Campus Communities, Inc.	2,800	115,500
American Homes 4 Rent - Class A	10,960	242,654
American Tower Corp.	8,595	1,274,123
Americold Realty Trust	1,995	42,912

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Apartment Investment &
Management Co. - Class A	3,925	$167,401
Apple Hospitality REIT, Inc.	5,410	97,326
AvalonBay Communities, Inc.	2,430	429,745
Bluerock Residential Growth REIT, Inc.	6,210	56,946
Boston Properties, Inc.	2,490	312,570
Brandywine Realty Trust	13,435	221,543
CatchMark Timber Trust, Inc. - Class A	15,375	190,957
Chesapeake Lodging Trust	2,790	89,336
Colony Capital, Inc.	12,638	77,850
Community Healthcare Trust, Inc.	3,225	96,750
CoreCivic, Inc.	12,060	309,218
Cousins Properties, Inc.	23,395	218,041
Crown Castle International Corp.	1,525	169,016
CubeSmart	4,165	126,449
Digital Realty Trust, Inc.	3,125	379,437
EastGroup Properties, Inc.	530	50,520
Equinix, Inc.	8,640	3,795,379
Equity LifeStyle Properties, Inc.	1,240	112,828
Equity Residential	3,915	256,158
Essex Property Trust, Inc.	545	131,045
Extra Space Storage, Inc.	1,330	124,980
First Industrial Realty Trust, Inc.	2,665	86,746
Getty Realty Corp.	3,355	96,121
GGP, Inc.	5,390	114,915
HCP, Inc.	6,365	164,854
Healthcare Realty Trust, Inc.	3,945	117,206
Healthcare Trust of America, Inc. - Class A	4,795	130,999
Hibernia REIT plc (Ireland)[1]	61,910	105,406
Host Hotels & Resorts, Inc.	11,090	232,225
Independence Realty Trust, Inc.	7,155	72,623
Invitation Homes, Inc.	9,549	220,677
Jernigan Capital, Inc.	3,840	69,850
Lamar Advertising Co. - Class A	925	68,108
Liberty Property Trust	4,410	189,013
Life Storage, Inc.	585	56,137
The Macerich Co.	1,330	78,550
Mid-America Apartment Communities, Inc.	2,670	269,083
National Retail Properties, Inc.	2,025	90,335
Outfront Media, Inc.	2,852	60,605
Physicians Realty Trust	14,020	220,955
Plymouth Industrial REIT, Inc.	3,690	53,985
Prologis, Inc.	6,490	425,874
Public Storage	1,365	297,338

5

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Regency Centers Corp.	2,071	$131,778
SBA Communications Corp.*	7,630	1,207,448
Simon Property Group, Inc.	3,370	593,828
STAG Industrial, Inc.	4,355	118,979
Sun Communities, Inc.	2,365	229,310
Sunstone Hotel Investors, Inc.	8,590	139,759
Tier REIT, Inc.	5,620	133,587
UDR, Inc.	6,180	237,806
UMH Properties, Inc.	3,995	61,683
Unibail - Rodamco-Westfield (France)[1]	1,120	248,640
Urban Edge Properties	9,560	216,821
Ventas, Inc.	1,950	109,941
VEREIT, Inc.	12,465	95,108
Vornado Realty Trust	3,620	260,350
Welltower, Inc.	2,355	147,423
Weyerhaeuser Co.	2,172	74,239

		16,522,752

Real Estate Management & Development - 0.0%##
Nexity S.A. (France)[1]	1,340	82,453

Total Real Estate		16,605,205

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Iliad S.A. (France)[1]	405	64,029
Zayo Group Holdings, Inc.*	102,650	3,807,288

		3,871,317

Wireless Telecommunication Services - 0.0%##
KDDI Corp. (Japan)[1]	3,000	83,511
NTT DOCOMO, Inc. (Japan)[1]	3,300	84,958

		168,469

Total Telecommunication Services		4,039,786

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	237,000	220,752
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	532,000	197,953

		418,705

Water Utilities - 0.0%##
Guangdong Investment Ltd. (China)[1]	50,000	86,201

Total Utilities		504,906

TOTAL COMMON STOCKS (Identified Cost $179,105,719)		210,675,994

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS - 17.6%

Non-Convertible Corporate Bonds - 17.6%
Consumer Discretionary - 2.3%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	205,000	$180,912

Household Durables - 0.3%
Century Communities, Inc., 5.875%, 7/15/2025	347,000	327,047
LGI Homes, Inc.[2], 6.875%, 7/15/2026	240,000	240,000
Meritage Homes Corp., 5.125%, 6/6/2027	230,000	211,025
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	170,000	170,163
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	156,000	154,830
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	155,000	149,575
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	256,000	243,200

		1,495,840

Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc., 3.60%, 6/1/2026	4,890,000	4,756,359

Media - 0.7%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	135,000	132,637
CSC Holdings, LLC, 5.25%, 6/1/2024	346,000	333,025
Discovery Communications LLC, 5.20%, 9/20/2047	3,280,000	3,229,618
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	400,000	365,000
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	285,000	275,025

		4,335,305

Multiline Retail - 0.5%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	1,400,000	1,525,520
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	1,415,000	1,530,474

		3,055,994

6

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	175,000	$169,094

Total Consumer Discretionary		13,993,504

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	125,000	123,906

Household Products - 0.0%##
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	165,000	152,212

Total Consumer Staples		276,118

Energy - 3.6%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	165,000	168,300
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	281,000	271,868

		440,168

Oil, Gas & Consumable Fuels - 3.5%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	4,420,000	4,717,261
Cheniere Energy Partners LP, 5.25%, 10/1/2025	240,000	238,800
DCP Midstream Operating LP2, 9.75%, 3/15/2019	95,000	98,895
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	286,000	286,715
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	272,000	282,200
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	150,000	149,625
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	346,000	286,315
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,980,000	4,703,375
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	2,430,000	2,159,662
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	135,000	138,902
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	4,400,000	4,785,262
SemGroup Corp., 6.375%, 3/15/2025	310,000	297,600

	PRINCIPAL
	AMOUNT [4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	173,000	$166,080
Southwestern Energy Co.[5], 6.20%, 1/23/2025	204,000	201,195
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	120,000	123,000
Williams Partners LP, 3.75%, 6/15/2027	2,245,000	2,163,791

		20,798,678

Total Energy		21,238,846

Financials - 5.6%
Banks - 3.0%
Bank of America Corp., 4.00%, 1/22/2025	4,810,000	4,749,311
Citigroup, Inc., 8.125%, 7/15/2039	3,280,000	4,744,390
JPMorgan Chase & Co., 6.30%, 4/23/2019	4,600,000	4,720,062
Popular, Inc., 7.00%, 7/1/2019	283,000	288,094
Santander Holdings USA, Inc., 3.40%, 1/18/2023	3,260,000	3,157,452

		17,659,309

Capital Markets - 0.8%
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.563%, 5/8/2024	4,680,000	4,764,021

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	160,000	160,240
SLM Corp., 5.125%, 4/5/2022	220,000	219,448

		379,688

Diversified Financial Services - 0.7%
Aircastle Ltd., 6.25%, 12/1/2019	100,000	103,250
International Lease Finance Corp., 6.25%, 5/15/2019	3,279,000	3,361,919
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	230,000	223,100
Navient Corp., 7.25%, 9/25/2023	135,000	141,412
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	235,000	238,525
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	248,000	236,840

		4,305,046

7

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 1.0%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,005,000	$3,106,121
Prudential Financial, Inc.[7], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	2,990,000	3,184,948

		6,291,069

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	150,000	151,500

Total Financials		33,550,633

Health Care - 0.6%
Health Care Providers & Services - 0.6%
DaVita, Inc., 5.00%, 5/1/2025	251,000	236,567
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	108,000	108,411
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 5.625%, 7/31/2019	2,882,000	2,950,684
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	170,000	167,875
Tenet Healthcare Corp., 6.00%, 10/1/2020	95,000	98,681

		3,562,218

Pharmaceuticals - 0.0%##
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	330,000	350,625

Total Health Care		3,912,843

Industrials - 0.9%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	182,000	183,820

Construction & Engineering - 0.1%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	286,000	283,855

Industrial Conglomerates - 0.1%
LSB Industries, Inc.[2], 9.625%, 5/1/2023	210,000	213,675

Machinery - 0.5%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	3,180,000	3,187,950

	PRINCIPAL
	AMOUNT [4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine - 0.1%
Borealis Finance, LLC[2], 7.50%, 11/16/2022	400,000	$395,750
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	350,000	347,812

		743,562

Professional Services - 0.0%##
Nielsen Finance LLC - Nielsen Finance Co.[2], 5.00%, 4/15/2022	155,000	150,641

Transportation Infrastructure - 0.1%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	200,000	203,000
MPC Container Ships Invest B.V. (Norway)[6,8], (1 mo. LIBOR US + 4.750%), 7.082%, 9/22/2022	200,000	204,808

		407,808

Total Industrials		5,171,311

Information Technology - 1.4%
Internet Software & Services - 1.4%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	5,050,000	4,731,752
MSCI, Inc.[2], 5.375%, 5/15/2027	155,000	156,162
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	3,320,000	3,166,217

		8,054,131

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	277,000	269,382

Total Information Technology		8,323,513

Materials - 0.9%
Chemicals - 0.1%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	247,000	251,322
OCI N.V. (Netherlands)[2], 6.625%, 4/15/2023	250,000	255,388

		506,710

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2], 6.00%, 2/15/2025	200,000	195,250

8

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging (continued)
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	235,000	$239,700

		434,950

Metals & Mining - 0.7%
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	2,810,000	3,114,935
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	175,000	180,031
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	400,000	406,000
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	495,000	493,762

		4,194,728

Total Materials		5,136,388

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	589,000	577,614
iStar, Inc., 5.25%, 9/15/2022	229,000	223,275

		800,889

Real Estate Management & Development - 0.6%
American Homes 4 Rent LP, 4.25%, 2/15/2028	3,270,000	3,137,854
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	190,000	184,300

		3,322,154

Total Real Estate		4,123,043

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc., 4.25%, 3/1/2027	3,030,000	2,998,422
Verizon Communications, Inc., 5.50%, 3/16/2047	4,440,000	4,844,747

		7,843,169

Wireless Telecommunication Services - 0.2%
Altice US Finance I Corp.[2], 5.50%, 5/15/2026	200,000	196,522
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	394,000	376,270
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	240,000	237,600

PRINCIPAL AMOUNT4 / SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	73,000	$74,241

		884,633

Total Telecommunication Services		8,727,802

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	445,000	459,462
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	250,000	250,625

Total Utilities		710,087

TOTAL CORPORATE BONDS (Identified Cost $107,217,603)		105,164,088

MUTUAL FUND - 0.1%
iShares U.S. Real Estate ETF (Identified Cost $272,450)	3,360	273,000

U.S. TREASURY SECURITIES - 23.1%
U.S. Treasury Bonds - 6.0%
U.S. Treasury Bond, 6.25%, 5/15/2030	4,871,000	6,444,181
U.S. Treasury Bond, 4.75%, 2/15/2037	7,244,000	9,036,324
U.S. Treasury Bond, 2.50%, 2/15/2045	5,473,000	4,895,342
U.S. Treasury Bond, 3.00%, 5/15/2047	12,365,000	12,161,654
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	3,348,388	3,220,520

Total U.S. Treasury Bonds (Identified Cost $37,318,839)		35,758,021

U.S. Treasury Notes - 17.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	9,440,997	9,296,251
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	3,215,412	3,117,880
U.S. Treasury Note, 1.625%, 4/30/2019	18,325,000	18,225,501
U.S. Treasury Note, 1.375%, 4/30/2020	18,517,000	18,116,281
U.S. Treasury Note, 2.00%, 7/31/2022	6,550,000	6,348,383

9

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 4/30/2023	6,400,000	$6,055,000
U.S. Treasury Note, 1.25%, 7/31/2023	17,805,000	16,480,753
U.S. Treasury Note, 1.625%, 5/15/2026	6,637,000	6,030,596
U.S. Treasury Note, 2.375%, 5/15/2027	12,808,000	12,235,642
U.S. Treasury Note, 2.75%, 2/15/2028	6,500,000	6,383,457

Total U.S. Treasury Notes (Identified Cost $103,752,055)		102,289,744

TOTAL U.S. TREASURY SECURITIES (Identified Cost $141,070,894)		138,047,765

ASSET-BACKED SECURITIES - 3.0%
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	1,682,051	1,668,794
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	171,263	170,407
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	3,569,048	3,532,383
Colony American Homes, Series 2015-1A, Class A2,6, (1 mo. LIBOR US + 1.200%), 3.278%, 7/17/2032	1,015,965	1,016,065
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	1,320,000	1,312,466
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[2], 2.13%, 7/20/2022	568,830	565,472
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[2], 1.97%, 7/15/2020	3,400,000	3,373,259
Invitation Homes Trust, Series 2017-SFR2, Class A2,6, (1 mo. LIBOR US + 0.850%), 2.923%, 12/17/2036	537,278	536,963
Invitation Homes Trust, Series 2017-SFR2, Class B2,6, (1 mo. LIBOR US + 1.150%), 3.223%, 12/17/2036	400,000	400,683
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	925,549	920,577

	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	445,118	$441,343
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	382,781	379,203
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	292,332
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	841,102	833,947
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	378,178	377,380
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	1,187,313	1,147,691
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	1,250,000	1,199,933

TOTAL ASSET-BACKED SECURITIES (Identified Cost $18,368,241)		18,168,898

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.0%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	123,718	124,671
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	2,809,000	2,663,879
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	1,850,000	1,850,709
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,9], 2.50%, 5/25/2043	1,066,725	990,632
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,9], 2.13%, 2/25/2043	730,781	675,363
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	1,292,154	1,284,657
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	196,996	196,139
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.451%, 8/25/2020	13,044,790	276,726

10

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.149%, 4/25/2021	7,922,575	$210,142

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.514%, 10/25/2021	5,524,699	217,416

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.484%, 12/25/2021	8,237,397	299,752

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.587%, 6/25/2022	9,963,373	461,011

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[9], 3.32%, 2/25/2023	2,431,000	2,446,577

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.312%, 4/25/2023	51,595,107	427,790

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.106%, 5/25/2023	38,862,580	195,654

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[9], 3.06%, 7/25/2023	3,970,000	3,946,517

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[9], 3.458%, 8/25/2023	3,613,000	3,654,264

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[9], 1.542%, 10/25/2018	6,009,080	5,508

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	3,060,000	3,011,705

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	1,911,000	1,892,961

Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,723,116	1,754,862

Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	1,718,436	1,775,574

	PRINCIPAL
	AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	127,775,883	$460,351

FREMF Mortgage Trust, Series 2013-K712, Class B2,9, 3.36%, 5/25/2045	742,000	742,684

FREMF Mortgage Trust, Series 2013-K713, Class B2,9, 3.263%, 4/25/2046	1,350,000	1,347,009

FREMF Mortgage Trust, Series 2014-K37, Class B2,9, 4.714%, 1/25/2047	1,657,000	1,713,211

FREMF Mortgage Trust, Series 2014-K503, Class B2,9, 3.089%, 10/25/2047	1,325,000	1,320,400

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,9], 3.495%, 12/15/2034	1,928,000	1,926,039

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,9], 3.495%, 12/15/2034	1,000,000	994,236

Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,529,446	1,445,332

GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	74,806	75,512

JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,9], 3.00%, 3/25/2043	612,761	590,285

JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,9], 3.50%, 5/25/2043	597,521	585,313

JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,9], 3.00%, 6/25/2029	797,645	788,235

JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,9], 3.50%, 8/25/2047	1,571,123	1,547,679

JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,9], 3.50%, 12/25/2048	1,575,928	1,551,427

New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,9], 3.75%, 11/25/2054	661,698	662,075

New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,9], 3.75%, 8/25/2055	834,826	835,323

New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,9], 3.75%, 11/25/2056	873,063	872,499

OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	115,000	117,670

11

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL
	AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043		673,222	$601,459
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043		725,559	696,136
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043		833,038	802,304
Starwood Retail Property Trust, Series 2014-STAR, Class A2,6, (1 mo. LIBOR US + 1.220%), 3.292%, 11/15/2027		1,628,120	1,628,802
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,9], 2.50%, 10/25/2056		1,541,402	1,500,248
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028		350,000	355,852
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043		545,000	556,427
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,9], 3.50%, 1/20/2045		874,512	856,331
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,9], 3.50%, 3/20/2045		749,436	749,589

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $54,328,755)			53,684,937

FOREIGN GOVERNMENT BONDS - 2.5%
Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	338,000	262,140
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	433,000	339,530
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,700,000	6,563,099
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		400,000	392,562
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,562,000	460,589
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,460,000	179,296
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,621,000	288,467
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	57,730
Province of Ontario (Canada), 2.00%, 9/27/2018		1,470,000	1,469,162

	PRINCIPAL
	AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Province of Ontario (Canada), 1.25%, 6/17/2019		1,297,000	$1,281,122
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	739,000	546,190
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		3,200,000	3,146,371

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $15,861,339)			14,986,258

U.S. GOVERNMENT AGENCIES - 6.2%

Mortgage-Backed Securities - 6.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		193,658	197,794
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		11,903	12,095
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		26,167	26,953
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		157,295	160,751
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		32,200	33,193
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		229,144	233,851
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		23,927	24,881
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		713,122	743,297
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		553,055	576,364
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		524,144	566,321
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		437,776	478,131
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		989,453	1,081,192
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		146,409	159,904
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038		49,269	53,719
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		848,917	889,282
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040		652,756	712,263
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040		739,396	807,140
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041		999,272	1,022,513
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041		716,663	733,346

12

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,577,328	$1,650,129
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	1,742,549	1,825,206
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	855,307	875,152
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	968,558	1,005,570
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	759,218	773,988
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,271,067	2,256,854
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,301,057	1,292,915
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046	814,983	809,883
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	2,230,219	2,152,745
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,729,944	1,669,848
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	588,450	614,798
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047	407,784	414,755
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	1,873,915	2,003,980
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	40,611	41,054
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	35,233	36,396
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	24,376	25,169
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	19,008	19,708
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	33,332	34,528
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	15,300	15,787
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	737,152	768,201
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,480	1,594
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	228,990	249,599
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	226,194	247,455
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	225,852	243,262
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	283,532	305,347

	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	167,516	$183,579
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	175,263	191,931
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,768,994	1,853,765
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	917,083	934,453
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,777,172	1,809,745
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	1,424,837	1,414,470
Freddie Mac, Pool #Q45199, 4.00%, 1/1/2047	803,442	818,979
Freddie Mac, Pool #Q45210, 4.00%, 1/1/2047	676,796	688,244
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	562,093	571,224
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	640,277	650,497
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	337	337

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $37,839,240)		36,964,137

U.S. GOVERNMENT SECURITIES - 2.1%

U.S. Treasury Bill - 2.1%

U.S. Treasury Bill[10], 1.83%, 9/6/2018 (Identified Cost $12,202,875)	12,225,000	12,201,895

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management, Institutional Shares[11], 1.81%,
(Identified Cost $5,513,148)	5,513,148	5,513,148

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Identified Cost $571,780,264)		595,680,120

TOTAL OPTIONS

WRITTEN - 0.0%##
(Premiums Received $61,862)		(39,775)

TOTAL INVESTMENTS - 99.8%		595,640,345

OTHER ASSETS, LESS LIABILITIES - 0.2%		1,127,598

NET ASSETS - 100%		$596,767,943

13

Investment Portfolio - July 31, 2018

(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[4]	VALUE
Call
Qorvo, Inc.	123	08/17/2018	$92.50	1,006	$(7,503)
Skyworks Solutions, Inc.	218	08/31/2018	51.50	1,113	(14,170)

					(21,673)
Put
Microsoft Corp.	155	08/17/2018	72.50	1,267	(10,850)
Qorvo, Inc.	148	08/31/2018	98.50	1,570	(7,252)

					(18,102)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(39,775)

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $67,115,823, or 11.2% of the Series’ net assets as of July 31, 2018.

3A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2018, the total value of such securities was $7,016,740.

4Amount is stated in USD unless otherwise noted.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Floating rate security. Rate shown is the rate in effect as of July 31, 2018.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2018.

8Illiquid security - This security was acquired on November 3, 2017 at a cost of $198,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $204,808, or less than 0.1% of the Series’ net assets as of July 31, 2018.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2018.

10Represents the annualized yield at time of purchase.

11Rate shown is the current yield as of July 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

14

Investment Portfolio - July 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$21,072,180	$15,898,502	$5,173,678	$—
Consumer Staples	21,524,610	8,077,912	13,446,698	—
Energy	11,647,096	10,725,349	921,747	—
Financials	13,610,345	11,745,995	1,864,350	—
Health Care	46,726,058	45,686,510	1,039,548	—
Industrials	13,418,220	9,289,227	4,128,993	—
Information Technology	47,799,468	44,210,394	3,589,074	—
Materials	13,728,120	12,309,163	1,418,957	—
Real Estate	16,605,205	16,168,706	436,499	—
Telecommunication Services	4,039,786	3,807,288	232,498	—
Utilities	504,906	—	504,906	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	187,213,797	—	187,213,797	—
Corporate debt:
Consumer Discretionary	13,993,504	—	13,993,504	—
Consumer Staples	276,118	—	276,118	—
Energy	21,238,846	—	21,238,846	—
Financials	33,550,633	—	33,550,633	—
Health Care	3,912,843	—	3,912,843	—
Industrials	5,171,311	—	5,171,311	—
Information Technology	8,323,513	—	8,323,513	—
Materials	5,136,388	—	5,136,388	—
Real Estate	4,123,043	—	4,123,043	—
Telecommunication Services	8,727,802	—	8,727,802	—
Utilities	710,087	—	710,087	—
Asset-backed securities	18,168,898	—	18,168,898	—
Commercial mortgage-backed securities	53,684,937	—	53,684,937	—
Foreign government bonds	14,986,258	—	14,986,258	—
Mutual fund	5,786,148	5,786,148	—	—

Total assets	595,680,120	183,705,194	411,974,926	—

Liabilities:
Other financial instruments*: Equity contracts	(39,775)	(14,755)	(25,020)	—

Total liabilities	(39,775)	(14,755)	(25,020)	—

Total	$595,640,345	$183,690,439	$411,949,906	$—

15

Investment Portfolio - July 31, 2018

(unaudited)

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

China Literature Ltd. - Rights was a Level 3 security as of October 31, 2017. However, this security is no longer held by the Series as of July 31, 2018. There were no Level 3 securities held by the series as of July 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	SHARES	VALUE

COMMON STOCKS - 47.2%

Consumer Discretionary - 4.7%
Auto Components - 0.1%
Koito Manufacturing Co. Ltd. (Japan)[1]	900	$57,974
Magna International, Inc. (Canada)	1,070	65,178
Nemak S.A.B. de C.V. (Mexico)[2]	188,500	155,450
NGK Spark Plug Co. Ltd. (Japan)[1]	2,100	60,641

		339,243

Automobiles - 0.1%
Geely Automobile Holdings Ltd. (China)[1]	46,000	105,499
Suzuki Motor Corp. (Japan)[1]	3,200	188,217

		293,716

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)[1]	144,000	123,634
China Yuhua Education Corp. Ltd. (China)[1,2]	88,000	65,872
Fu Shou Yuan International Group Ltd. (China)[1]	171,000	157,742
New Oriental Education & Technology Group, Inc. - ADR (China)	1,490	128,200
TAL Education Group - ADR (China)*	1,705	54,543
Wisdom Education International Holdings Co. Ltd. (China)[1]	148,000	132,400

		662,391

Hotels, Restaurants & Leisure - 0.0%##
Accor S.A. (France)[1]	3,115	160,365
Compass Group plc (United Kingdom)[1]	2,720	58,505

		218,870

Household Durables - 0.0%##
DR Horton, Inc.	720	31,464
Kaufman & Broad S.A. (France)[1]	3,178	162,432
Lennar Corp. - Class A	580	30,317
LGI Homes, Inc.*	505	26,103
NVR, Inc.*	10	27,594

		277,910

Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc.*	850	1,510,824
Booking Holdings, Inc.*	5,070	10,285,611
Despegar.com Corp. (Argentina)*	1,700	35,734

		11,832,169

Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)[1]	2,800	112,024

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Leisure Products (continued)
Trigano S.A. (France)[1]	1,725	$247,587
Yamaha Corp. (Japan)[1]	3,600	168,456

		528,067

Media - 0.6%
Quebecor, Inc. - Class B (Canada)	86,550	1,803,721
Shaw Communications, Inc. - Class B(Canada)	79,195	1,656,529

		3,460,250

Multiline Retail - 0.0%##
Next plc (United Kingdom)[1]	730	56,833

Specialty Retail - 0.7%
Fnac Darty S.A. (France)*[1]	1,925	174,661
Industria de Diseno Textil S.A. (Spain)[1]	121,445	3,979,811
Maisons du Monde S.A. (France)[1,2]	3,475	106,231

		4,260,703

Textiles, Apparel & Luxury Goods - 1.0%
ANTA Sports Products Ltd. (China)[1]	34,000	173,646
Burberry Group plc (United Kingdom)[1]	4,105	113,387
Hermes International (France)[1]	180	113,921
lululemon athletica, Inc.*	47,474	5,694,506
Luxottica Group S.p.A. (Italy)[1]	895	60,513
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	190	66,212
Moncler S.p.A (Italy)[1]	2,535	111,726

		6,333,911

Total Consumer Discretionary		28,264,063

Consumer Staples - 5.0%
Beverages - 3.6%
Ambev S.A. - ADR (Brazil)	1,082,551	5,564,312
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	90,249	9,184,061
Davide Campari-Milano S.p.A. (Italy)[1]	13,085	110,222
Diageo plc (United Kingdom)[1]	182,635	6,700,384
Treasury Wine Estates Ltd. (Australia)[1]	17,906	245,198

		21,804,177

Food & Staples Retailing - 0.0%##
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	3,000	130,106
Metro, Inc. (Canada)	1,695	57,149
Sun Art Retail Group Ltd. (Hong Kong)[1]	45,000	57,525

		244,780

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 0.2%
Danone S.A. (France)[1]	2,988	$234,594
Grupo Bimbo S.A.B. de C.V. - Series A (Mexico)	34,420	73,724
Kerry Group plc - Class A (Ireland)[1]	2,415	256,981
Kikkoman Corp. (Japan)[1]	2,300	109,160
Nestle S.A. (Switzerland)[1]	3,531	287,753
Saputo, Inc. (Canada)	1,735	57,845

		1,020,057

Household Products - 0.1%
Henkel AG & Co. KGaA (Germany)[1]	890	111,684
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	64,100	118,035
Lion Corp. (Japan)[1]	6,500	117,693

		347,412

Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	2,540	296,084
Kao Corp. (Japan)[1]	800	58,442
Kobayashi Pharmaceutical Co. Ltd. (Japan)[1]	1,300	108,524
L’Oreal S.A. (France)[1]	465	113,632
Unilever plc - ADR (United Kingdom)	108,624	6,192,654

		6,769,336

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	3,610	197,756
Swedish Match AB (Sweden)[1]	1,135	62,047

		259,803

Total Consumer Staples		30,445,565

Energy - 2.6%
Energy Equipment & Services - 2.3%
Core Laboratories N.V.	1,010	113,241
Diamond Offshore Drilling, Inc.*	108,330	2,079,936
Ensco plc - Class A	274,650	2,040,650
Schlumberger Ltd.	96,563	6,519,934
Transocean Ltd.*	230,430	2,965,634

		13,719,395

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	8,196	88,517
Canadian Natural Resources Ltd. (Canada)	4,850	178,214
China Petroleum & Chemical Corp. - Class H (China)[1]	146,000	140,341
Eni S.p.A. (Italy)[1]	6,095	117,319
Galp Energia SGPS S.A. (Portugal)[1]	15,370	315,670

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Repsol S.A. (Spain)[1]	11,810	$234,250
Royal Dutch Shell plc - Class B - ADR (Netherlands)	3,965	281,674
SK Innovation Co. Ltd. (South Korea)[1]	655	116,332
Suncor Energy, Inc. (Canada)	3,750	157,916
TOTAL S.A. (France)[1]	2,870	187,196
Vermilion Energy, Inc. (Canada)	3,990	137,350
Woodside Petroleum Ltd. (Australia)[1]	4,405	118,069

		2,072,848

Total Energy		15,792,243

Financials - 3.0%
Banks - 0.3%
Banco Comercial Portugues S.A. (Portugal)*[1]	374,975	117,431
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	1,870	92,490
Bankia S.A. (Spain)[1]	38,888	152,872
Bankinter S.A. (Spain)[1]	16,450	158,664
CaixaBank S.A. (Spain)[1]	59,670	274,533
Erste Group Bank AG (Austria)[1]	3,160	136,484
Eurobank Ergasias S.A. (Greece)*[1]	132,380	137,189
FinecoBank Banca Fineco S.p.A. (Italy)[1]	19,495	228,606
Jyske Bank A/S (Denmark)[1]	2,685	152,077
KBC Group N.V. (Belgium)[1]	1,690	129,738
Sydbank A/S (Denmark)[1]	3,890	144,369

		1,724,453

Capital Markets - 2.7%
BlackRock, Inc.	11,260	5,661,078
The Charles Schwab Corp.	139,690	7,132,572
E*TRADE Financial Corp.*	47,685	2,852,040
Euronext N.V. (Netherlands)[1,2]	2,760	171,295
Japan Exchange Group, Inc. (Japan)[1]	6,800	120,960
Julius Baer Group Ltd. (Switzerland)[1]	7,140	391,698

		16,329,643

Insurance - 0.0%##
Admiral Group plc (United Kingdom)[1]	2,280	59,268

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	2,580	118,565

Total Financials		18,231,929

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 10.5%
Biotechnology - 4.5%
Biogen, Inc.*	5,960	$1,992,845
BioMarin Pharmaceutical, Inc.*	50,630	5,091,353
Incyte Corp.*	140,875	9,373,822
Regeneron Pharmaceuticals, Inc.*	10,985	4,042,590
Seattle Genetics, Inc.*	58,925	4,148,320
Vertex Pharmaceuticals, Inc.*	14,320	2,506,716

		27,155,646

Health Care Equipment & Supplies - 1.5%
Coloplast A/S - Class B (Denmark)[1]	1,080	117,795
Essilor International Cie Generale d’Optique S.A. (France)[1]	805	118,628
Hoya Corp. (Japan)[1]	900	54,157
Medtronic plc	92,010	8,302,062
Smith & Nephew plc (United Kingdom)[1]	6,635	114,878
Sonova Holding AG (Switzerland)[1]	625	115,226

		8,822,746

Health Care Providers & Services - 0.8%
DaVita, Inc.*	67,710	4,758,659
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	1,160	113,162
Orpea (France)[1]	1,705	234,141

		5,105,962

Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*	2,432	87,844
QIAGEN N.V.*[1]	3,469	125,774
Tecan Group AG (Switzerland)[1]	235	59,623

		273,241

Pharmaceuticals - 3.6%
Astellas Pharma, Inc. (Japan)[1]	3,500	57,088
Bristol-Myers Squibb Co.	56,122	3,297,168
Chugai Pharmaceutical Co. Ltd. (Japan)[1]	2,300	116,991
Ipsen S.A. (France)[1]	345	57,320
Johnson & Johnson[3]	46,620	6,178,083
Merck & Co., Inc.	48,020	3,163,077
Novartis AG - ADR (Switzerland)	102,290	8,582,131
Novo Nordisk A/S - Class B (Denmark)[1]	1,150	57,209
Perrigo Co. plc	3,320	267,326
Santen Pharmaceutical Co. Ltd. (Japan)[1]	3,400	56,870

		21,833,263

Total Health Care		63,190,858

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 2.9%
Aerospace & Defense - 0.0%##
BAE Systems plc (United Kingdom)[1]	16,740	$143,299
CAE, Inc. (Canada)	2,745	57,185
MTU Aero Engines AG (Germany)[1]	310	65,738

		266,222

Air Freight & Logistics - 0.7%
FedEx Corp.	17,410	4,280,597

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	851	89,695

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	7,890	350,774
Daikin Industries Ltd. (Japan)[1]	1,700	203,201
Geberit AG (Switzerland)[1]	410	182,563

		736,538

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	122,000	148,849
Elis S.A. (France)[1]	10,680	245,152
Secom Co. Ltd. (Japan)[1]	800	61,146
SPIE S.A. (France)[1]	11,595	219,563

		674,710

Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	2,155	240,822
FLSmidth & Co. A/S (Denmark)[1]	1,450	95,429
Vinci S.A. (France)[1]	5,500	553,417

		889,668

Electrical Equipment - 0.0%##
Schneider Electric SE (France)[1]	770	61,804

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	1,730	244,169
Smiths Group plc (United Kingdom)[1]	2,600	54,947

		299,116

Machinery - 0.3%
Epiroc AB - Class A (Sweden)*[1]	19,310	231,203
FANUC Corp. (Japan)[1]	570	114,935
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	610	58,277
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	790	66,245
Jungheinrich AG (Germany)[1]	3,445	126,791
KION Group AG (Germany)[1]	2,420	166,081
Kone OYJ - Class B (Finland)[1]	2,080	113,704
Makita Corp. (Japan)[1]	1,400	62,981

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Metso OYJ (Finland)[1]	6,365	$233,127
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	9,520	55,305
Schindler Holding AG (Switzerland)[1]	495	115,272
The Weir Group plc (United Kingdom)[1]	11,060	283,416

		1,627,337

Professional Services - 0.8%
Equifax, Inc.	31,370	3,936,935
Experian plc (United Kingdom)[1]	2,320	56,961
Intertek Group plc (United Kingdom)[1]	785	60,556
Randstad Holding N.V. (Netherlands)[1]	2,845	180,054
Recruit Holdings Co. Ltd. (Japan)[1]	4,000	109,606
SGS S.A. (Switzerland)[1]	25	65,167
Teleperformance (France)[1]	375	68,674
Wolters Kluwer N.V. (Netherlands)[1]	1,020	61,423

		4,539,376

Road & Rail - 0.5%
Canadian National Railway Co. (Canada)	665	59,361
Genesee & Wyoming, Inc. - Class A*	36,460	3,135,560

		3,194,921

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	3,790	116,350
Brenntag AG (Germany)[1]	2,372	142,324
Ferguson plc (Switzerland)[1]	718	56,623
Kanamoto Co. Ltd. (Japan)[1]	4,000	124,725

		440,022

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	11,100	67,484
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	1,460	138,043
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	8,195	146,376

		351,903

Total Industrials		17,451,909

Information Technology - 11.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)[1]	6,520	120,275
Hexagon A.B. - Class B (Sweden)[1]	3,045	185,591

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)[1]	518	$274,006

		579,872

Internet Software & Services - 2.3%
Alibaba Group Holding Ltd. - ADR (China)*	25,190	4,716,324
Alphabet, Inc. - Class A*[3]	2,410	2,957,600
Alphabet, Inc. - Class C*	2,440	2,970,114
NetEase, Inc. - ADR (China)	560	144,480
Tencent Holdings Ltd. - Class H (China)[1]	67,139	3,055,791

		13,844,309

IT Services - 3.1%
Amadeus IT Group S.A. (Spain)[1]	735	62,700
Amdocs Ltd.	4,835	326,749
Atos SE (France)[1]	465	62,308
Capgemini SE (France)[1]	510	65,246
Computershare Ltd. (Australia)[1]	4,220	57,121
InterXion Holding N.V. (Netherlands)*	53,055	3,442,208
Mastercard, Inc. - Class A	40,260	7,971,480
Nomura Research Institute Ltd. (Japan)[1]	2,200	105,726
Obic Co. Ltd. (Japan)[1]	1,300	111,680
Sopra Steria Group (France)[1]	1,455	257,361
Visa, Inc. - Class A3	45,930	6,280,468

		18,743,047

Semiconductors & Semiconductor Equipment - 3.0%
Qorvo, Inc.*	115,800	9,467,808
Skyworks Solutions, Inc.	57,645	5,452,064
Texas Instruments, Inc.	28,520	3,174,846

		18,094,718

Software - 2.6%
Atlassian Corp. plc - Class A*	732	53,004
Check Point Software Technologies Ltd. (Israel)*	1,030	116,050
Electronic Arts, Inc.*	32,213	4,147,424
Microsoft Corp.	76,170	8,080,114
Nexon Co. Ltd. (Japan)*[1]	16,200	233,421
Oracle Corp. (Japan)[1]	1,300	109,115
SAP SE (Germany)[1]	505	58,775
ServiceNow, Inc.*	16,530	2,908,619
Trend Micro, Inc. (Japan)[1]	1,900	112,265

		15,818,787

Total Information Technology		67,080,733

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 3.1%
Chemicals - 1.0%
Akzo Nobel N.V. (Netherlands)[1]	2,965	$273,849
Asahi Kasei Corp. (Japan)[1]	5,100	68,171
CF Industries Holdings, Inc.	105,900	4,704,079
Croda International plc (United Kingdom)[1]	3,699	249,556
Frutarom Industries Ltd. (Israel)[1]	575	58,120
Givaudan S.A. (Switzerland)[1]	30	70,221
Mexichem S.A.B. de C.V. (Mexico)	49,715	173,970
Nippon Paint Holdings Co. Ltd. (Japan)[1]	1,400	61,183
Nissan Chemical Corp. (Japan)[1]	1,300	58,281
Novozymes A/S - Class B (Denmark)[1]	1,105	58,184
OCI N.V. (Netherlands)*[1]	4,785	144,662
Sika AG (Switzerland)[1]	425	60,345
Solvay S.A. (Belgium)[1]	1,925	263,725

		6,244,346

Construction Materials - 0.0%##
Wienerberger AG (Austria)[1]	7,005	171,714

Containers & Packaging - 1.7%
Ball Corp.	156,260	6,089,451
Sealed Air Corp.	87,650	3,862,736

		9,952,187

Metals & Mining - 0.4%
Antofagasta plc (Chile)[1]	22,970	301,666
First Quantum Minerals Ltd. (Zambia)	3,250	50,692
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	37,570	118,267
Lundin Mining Corp. (Chile)	271,300	1,501,603
Southern Copper Corp. (Peru)	4,050	199,908

		2,172,136

Paper & Forest Products - 0.0%##
Mondi plc (United Kingdom)[1]	2,165	59,527

Total Materials		18,599,910

Real Estate - 3.4%
Equity Real Estate Investment Trusts (REITS) - 3.4%
Acadia Realty Trust	3,050	82,594
Agree Realty Corp.	1,815	96,630
Alexandria Real Estate Equities, Inc.	510	64,994
American Campus Communities, Inc.	3,185	131,381
American Homes 4 Rent - Class A	12,595	278,853
American Tower Corp.	11,450	1,697,348
Americold Realty Trust	2,270	48,828

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Apartment Investment & Management Co. - Class A	4,570	$194,910
Apple Hospitality REIT, Inc.	6,185	111,268
AvalonBay Communities, Inc.	2,860	505,791
Bluerock Residential Growth REIT, Inc.	7,865	72,122
Boston Properties, Inc.	2,870	360,271
Brandywine Realty Trust	15,030	247,845
CatchMark Timber Trust, Inc. - Class A	19,425	241,258
Chesapeake Lodging Trust	3,190	102,144
Colony Capital, Inc.	14,480	89,197
Community Healthcare Trust, Inc.	3,720	111,600
CoreCivic, Inc.	13,780	353,319
Cousins Properties, Inc.	26,165	243,858
Crown Castle International Corp.	1,745	193,398
CubeSmart	4,795	145,576
Digital Realty Trust, Inc.	3,585	435,291
EastGroup Properties, Inc.	610	58,145
Equinix, Inc.	11,295	4,961,667
Equity LifeStyle Properties, Inc.	1,415	128,751
Equity Residential	4,615	301,959
Essex Property Trust, Inc.	635	152,686
Extra Space Storage, Inc.	1,530	143,774
First Industrial Realty Trust, Inc.	3,070	99,928
Getty Realty Corp.	3,835	109,873
GGP, Inc.	6,190	131,971
HCP, Inc.	7,245	187,646
Healthcare Realty Trust, Inc.	4,650	138,152
Healthcare Trust of America, Inc. - Class A	5,355	146,299
Hibernia REIT plc (Ireland)[1]	69,120	117,681
Host Hotels & Resorts, Inc.	12,685	265,624
Independence Realty Trust, Inc.	8,020	81,403
Invitation Homes, Inc.	10,973	253,586
Jernigan Capital, Inc.	4,425	80,491
Lamar Advertising Co. - Class A	1,055	77,680
Liberty Property Trust	4,935	211,514
Life Storage, Inc.	690	66,212
The Macerich Co.	1,530	90,362
Mid-America Apartment Communities, Inc.	3,055	307,883
National Retail Properties, Inc.	2,330	103,941
Outfront Media, Inc.	3,270	69,488
Physicians Realty Trust	15,960	251,530
Plymouth Industrial REIT, Inc.	4,255	62,251
Prologis, Inc.	7,480	490,838
Public Storage	1,570	341,993

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Regency Centers Corp.	2,313	$147,176
SBA Communications Corp.*	10,160	1,607,820
Simon Property Group, Inc.	3,785	666,955
STAG Industrial, Inc.	4,875	133,185
Sun Communities, Inc.	2,655	257,429
Sunstone Hotel Investors, Inc.	9,825	159,853
Tier REIT, Inc.	6,475	153,911
UDR, Inc.	7,280	280,134
UMH Properties, Inc.	4,475	69,094
Unibail-Rodamco-Westfield (France)[1]	1,370	304,140
Urban Edge Properties	10,675	242,109
Ventas, Inc.	2,180	122,908
VEREIT, Inc.	14,330	109,338
Vornado Realty Trust	4,585	329,753
Welltower, Inc.	2,635	164,951
Weyerhaeuser Co.	2,560	87,501

		20,078,061

Real Estate Management & Development - 0.0%##
Nexity S.A. (France)[1]	1,795	110,450

Total Real Estate		20,188,511

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Iliad S.A. (France)[1]	550	86,953
Zayo Group Holdings, Inc.*	127,170	4,716,735

		4,803,688

Wireless Telecommunication Services - 0.0%##
KDDI Corp. (Japan)[1]	4,100	114,131
NTT DOCOMO, Inc. (Japan)[1]	4,500	115,853

		229,984

Total Telecommunication Services		5,033,672

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	327,000	304,581
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	716,000	266,418

		570,999

Water Utilities - 0.0%##
Guangdong Investment Ltd. (China)[1]	66,000	113,785

Total Utilities		684,784

TOTAL COMMON STOCKS
(Identified Cost $242,131,513)		284,964,177

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS - 13.9%

Non-Convertible Corporate Bonds - 13.9%
Consumer Discretionary - 1.9%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	205,000	$180,912

Household Durables - 0.3%
Century Communities, Inc., 5.875%, 7/15/2025	340,000	320,450
LGI Homes, Inc.[2], 6.875%, 7/15/2026	240,000	240,000
Meritage Homes Corp., 5.125%, 6/6/2027	230,000	211,025
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	170,000	170,163
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	147,000	145,898
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	155,000	149,575
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	250,000	237,500

		1,474,611

Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	3,700,000	3,598,881

Media - 0.6%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	135,000	132,637
Cequel Communications Holdings I
LLC - Cequel Capital Corp.[2], 7.50%, 4/1/2028	200,000	206,160
CSC Holdings, LLC, 5.25%, 6/1/2024	339,000	326,288
Discovery Communications LLC, 5.20%, 9/20/2047	2,480,000	2,441,906
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	400,000	365,000
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	320,000	308,800

		3,780,791

Multiline Retail - 0.4%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	1,085,000	1,182,278
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	1,090,000	1,178,952

		2,361,230

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	170,000	$164,263

Total Consumer Discretionary		11,560,688

Consumer Staples - 0.1%
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	125,000	123,906

Household Products - 0.1%
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	170,000	156,825

Total Consumer Staples		280,731

Energy - 2.8%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United
Arab Emirates)[2], 8.25%, 2/15/2025	170,000	173,400
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	264,000	255,420

		428,820

Oil, Gas & Consumable Fuels - 2.7%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	3,350,000	3,575,299
Cheniere Energy Partners LP, 5.25%, 10/1/2025	240,000	238,800
DCP Midstream Operating LP2, 9.75%, 3/15/2019	95,000	98,895
Dynagas LNG Partners LP -
Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	272,000	272,680
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	295,000	306,062
Hilcorp Energy I LP - Hilcorp
Finance Co.[2], 5.75%, 10/1/2025	155,000	154,613
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	340,000	281,350
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,010,000	3,557,075
OKEA AS (Norway)[5,6], (3 mo. LIBOR US + 6.500%), 8.836%, 6/28/2023	200,000	200,622
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	1,850,000	1,644,188
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	135,000	138,902
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	3,330,000	3,621,573

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
SemGroup Corp., 6.375%, 3/15/2025	300,000	$288,000
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	166,000	159,360
Southwestern Energy Co.[7], 6.20%, 1/23/2025	194,000	191,332
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	120,000	123,000
Williams Partners LP, 3.75%, 6/15/2027	1,650,000	1,590,314

		16,442,065

Total Energy		16,870,885

Financials - 4.3%
Banks - 2.2%
Bank of America Corp., 4.00%, 1/22/2025	3,630,000	3,584,199
Citigroup, Inc., 8.125%, 7/15/2039	2,490,000	3,601,686
JPMorgan Chase & Co., 6.30%, 4/23/2019	3,480,000	3,570,829
Popular, Inc., 7.00%, 7/1/2019	279,000	284,022
Santander Holdings USA, Inc., 3.40%, 1/18/2023	2,470,000	2,392,302

		13,433,038

Capital Markets - 0.6%
Morgan Stanley[5], (3 mo. LIBOR US + 1.220%), 3.563%, 5/8/2024	3,540,000	3,603,555

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	160,000	160,240
SLM Corp., 5.125%, 4/5/2022	220,000	219,448

		379,688

Diversified Financial Services - 0.6%
Aircastle Ltd., 6.25%, 12/1/2019	95,000	98,088
International Lease Finance Corp., 6.25%, 5/15/2019	2,528,000	2,591,928
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	240,000	232,800
Navient Corp., 7.25%, 9/25/2023	140,000	146,650
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	235,000	238,525
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	251,000	239,705

		3,547,696

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 0.8%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	2,620,000	$2,708,165
Prudential Financial, Inc.[8], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	2,260,000	2,407,352

		5,115,517

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	150,000	151,500

Total Financials		26,230,994

Health Care - 0.6%
Health Care Providers & Services - 0.5%
DaVita, Inc., 5.00%, 5/1/2025	250,000	235,625
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	2,435,000	2,444,262
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	170,000	167,875
Tenet Healthcare Corp., 6.00%, 10/1/2020	95,000	98,681

		2,946,443

Pharmaceuticals - 0.1%
Horizon Pharma, Inc. - Horizon
Pharma USA, Inc.[2], 8.75%, 11/1/2024	350,000	371,875

Total Health Care		3,318,318

Industrials - 0.7%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	175,000	176,750

Construction & Engineering - 0.1%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	276,000	273,930

Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	210,000	213,675

Machinery - 0.4%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	2,410,000	2,416,025

Marine - 0.1%
Borealis Finance, LLC[2], 7.50%, 11/16/2022	400,000	395,750

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	345,000	$342,844

		738,594

Professional Services - 0.0%##
Nielsen Finance LLC - Nielsen Finance Co.[2], 5.00%, 4/15/2022	155,000	150,640

Transportation Infrastructure - 0.1%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	200,000	203,000
MPC Container Ships Invest B.V.
(Norway)[5,9], (1 mo. LIBOR US + 4.750%), 7.082%, 9/22/2022	200,000	204,808

		407,808

Total Industrials		4,377,422

Information Technology - 1.1%
Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	3,825,000	3,583,951
MSCI, Inc.[2], 5.375%, 5/15/2027	160,000	161,200
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	2,510,000	2,393,737

		6,138,888

Semiconductors & Semiconductor Equipment - 0.1%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	267,000	259,657

Total Information Technology		6,398,545

Materials - 0.7%
Chemicals - 0.1%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	242,000	246,235
OCI N.V. (Netherlands)[2], 6.625%, 4/15/2023	250,000	255,387

		501,622

Containers & Packaging - 0.0%##
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2], 6.00%, 2/15/2025	200,000	195,250
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	235,000	239,700

		434,950

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 0.6%
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	2,130,000	$2,361,143
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	205,000	210,894
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	400,000	406,000
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	540,000	538,650

		3,516,687

Total Materials		4,453,259

Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	427,000	418,746
iStar, Inc., 5.25%, 9/15/2022	198,000	193,050

		611,796

Real Estate Management & Development - 0.4%
American Homes 4 Rent LP, 4.25%, 2/15/2028	2,470,000	2,370,183
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	185,000	179,450

		2,549,633

Total Real Estate		3,161,429

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc., 4.25%, 3/1/2027	2,280,000	2,256,239
Verizon Communications, Inc., 5.50%, 3/16/2047	3,360,000	3,666,295

		5,922,534

Wireless Telecommunication Services - 0.1%
Altice US Finance I Corp.[2], 5.50%, 5/15/2026	200,000	196,522
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	385,000	367,675
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	245,000	242,550
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	73,000	74,241

		880,988

Total Telecommunication Services		6,803,522

	PRINCIPAL AMOUNT4 / SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	506,000	$522,445
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	245,000	245,612

Total Utilities		768,057

TOTAL CORPORATE BONDS
(Identified Cost $85,783,755)		84,223,850

MUTUAL FUND - 0.1%
iShares U.S. Real Estate ETF (Identified Cost $316,649)	3,905	317,281

U.S. TREASURY SECURITIES - 22.0%

U.S. Treasury Bonds - 5.9%
U.S. Treasury Bond, 6.25%, 5/15/2030	4,599,000	6,084,333
U.S. Treasury Bond, 4.75%, 2/15/2037	7,419,000	9,254,623
U.S. Treasury Bond, 2.50%, 2/15/2045	5,213,000	4,662,784
U.S. Treasury Bond, 3.00%, 5/15/2047	12,990,000	12,776,375
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	3,148,974	3,028,722

Total U.S. Treasury Bonds
(Identified Cost $37,398,294)		35,806,837

U.S. Treasury Notes - 16.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	6,344,886	6,247,608
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	3,021,724	2,930,067
U.S. Treasury Note, 1.625%, 4/30/2019	12,200,000	12,133,758
U.S. Treasury Note, 1.375%, 4/30/2020	12,375,000	12,107,197
U.S. Treasury Note, 1.625%, 4/30/2023	13,000,000	12,299,219
U.S. Treasury Note, 1.25%, 7/31/2023	9,296,000	8,604,610
U.S. Treasury Note, 2.125%, 7/31/2024	25,359,000	24,280,253
U.S. Treasury Note, 1.625%, 5/15/2026	6,599,000	5,996,068
U.S. Treasury Note, 2.375%, 5/15/2027	6,465,000	6,176,095

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.75%, 2/15/2028	6,450,000	$6,334,353

Total U.S. Treasury Notes (Identified Cost $98,043,676)		97,109,228

TOTAL U.S. TREASURY SECURITIES (Identified Cost $135,441,970)		132,916,065

ASSET-BACKED SECURITIES - 2.5%
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	127,931	127,292
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	5,730,956	5,672,083
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	1,224,000	1,217,014
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[2], 1.97%, 7/15/2020	1,650,000	1,637,023
Invitation Homes Trust, Series 2017-SFR2, Class A2,5, (1 mo. LIBOR US + 0.850%), 2.923%, 12/17/2036	522,354	522,047
Invitation Homes Trust, Series 2017-SFR2, Class B2,5, (1 mo. LIBOR US + 1.150%), 3.223%, 12/17/2036	390,000	390,665
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	1,018,104	1,012,635
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	425,407	421,799
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	382,781	379,203
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	292,332
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	841,102	833,947
South Carolina Student Loan Corp., Series 2005, Class A3[5], (3 mo. LIBOR US + 0.140%), 2.44%, 12/1/2023	401,772	401,768
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	242,805	242,292

	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)

Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	875,020	$845,819
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	1,000,000	959,946

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $15,122,697)		14,955,865

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	93,907	94,630
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	2,411,000	2,286,440
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,10], 2.50%, 5/25/2043	619,665	575,463
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,10], 2.13%, 2/25/2043	575,290	531,663
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	993,964	988,198
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	206,992	206,093
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[10], 1.451%, 8/25/2020	7,976,691	169,214
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[10], 1.149%, 4/25/2021	9,079,543	240,829
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[10], 1.514%, 10/25/2021	4,040,469	159,007
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[10], 1.484%, 12/25/2021	16,602,758	604,161
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[10], 1.587%, 6/25/2022	11,025,647	510,163
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[10], 3.32%, 2/25/2023	2,156,000	2,169,815

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[10], 0.312%, 4/25/2023	44,252,889	$366,914
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[10], 0.106%, 5/25/2023	28,422,018	143,091
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[10], 3.458%, 8/25/2023	2,631,000	2,661,049
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[10], 1.542%, 10/25/2018	4,091,369	3,750
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	2,558,000	2,517,628
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	1,827,000	1,809,754
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class A2, 1.72%, 1/25/2019	24,230	24,149
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,282,883	1,306,518
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	1,325,650	1,369,729
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	78,135,575	281,507
FREMF Mortgage Trust, Series 2013-K712, Class B2,10, 3.36%, 5/25/2045	767,000	767,708
FREMF Mortgage Trust, Series 2013-K713, Class B2,10, 3.263%, 4/25/2046	1,350,000	1,347,009
FREMF Mortgage Trust, Series 2014-K41, Class B2,10, 3.832%, 11/25/2047	1,315,000	1,299,869
FREMF Mortgage Trust, Series 2014-K503, Class B2,10, 3.089%, 10/25/2047	1,325,000	1,320,400
FREMF Mortgage Trust, Series 2014-K715, Class B2,10, 3.978%, 2/25/2046	1,279,000	1,294,820
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,10], 3.495%, 12/15/2034	1,535,000	1,533,438

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,483,099	$1,401,534
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	52,190	52,683
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,10], 3.00%, 3/25/2043	409,476	394,456
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,10], 3.50%, 5/25/2043	348,110	340,998
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,10], 3.00%, 6/25/2029	583,286	576,405
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,10], 3.50%, 8/25/2047	1,256,898	1,238,143
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,10], 3.50%, 12/25/2048	1,506,401	1,482,981
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	81,298	80,989
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,10], 3.75%, 11/25/2054	436,385	436,633
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,10], 3.75%, 8/25/2055	647,417	647,802
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,10], 3.75%, 11/25/2056	655,586	655,162
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	115,000	117,670
Sequoia Mortgage Trust, Series 2013-2, Class A10, 1.874%, 2/25/2043	438,523	391,778
Sequoia Mortgage Trust, Series 2013-7, Class A2[10], 3.00%, 6/25/2043	486,393	466,669
Sequoia Mortgage Trust, Series 2013-8, Class A1[10], 3.00%, 6/25/2043	491,869	473,722
Starwood Retail Property Trust, Series 2014-STAR, Class A2,5, (1 mo. LIBOR US + 1.220%), 3.292%, 11/15/2027	1,005,874	1,006,295
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,10], 2.50%, 10/25/2056	1,142,707	1,112,197

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028		350,000	$355,852
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043		600,000	612,580
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,10], 3.50%, 1/20/2045		495,595	485,292
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,10], 3.50%, 3/20/2045		434,000	434,088

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $39,428,532)			39,346,938

FOREIGN GOVERNMENT BONDS - 1.7%

Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	299,000	231,893
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	280,720
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		4,625,000	4,530,497
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,313,000	393,400
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,112,000	161,262
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,057,000	259,523
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	972,000	51,909
Province of Ontario (Canada), 2.00%, 9/27/2018		932,000	931,469
Province of Ontario (Canada), 1.25%, 6/17/2019		777,000	767,488
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	657,000	485,584
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		2,179,000	2,142,482

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $10,962,155)			10,236,227

U.S. GOVERNMENT AGENCIES - 4.4%

Mortgage-Backed Securities - 4.4%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		122,035	124,641
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		8,629	8,769
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		19,079	19,652

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	114,723	$117,244
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	23,528	24,255
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	144,444	147,411
Fannie Mae, Pool #990895, 5.50%, 10/1/2023	23,078	23,947
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	17,440	18,136
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	788,129	821,479
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	464,900	484,494
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	109,679	118,093
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	291,768	318,663
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	250,125	271,246
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	14,957	16,344
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	610,922	667,230
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	23,877	26,033
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	386,871	417,136
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	495,092	518,633
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	318,124	347,125
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	582,265	635,612
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	827,414	846,658
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	680,727	696,574
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,294,479	1,354,226
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	697,933	714,127
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	567,643	589,334
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	810,303	850,216
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	578,481	589,735
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	1,783,823	1,772,659
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	768,628	763,818

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® EXTENDED
TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	533,424	$514,894
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,057,188	1,020,462
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	838,322	852,129
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	949,046	964,676
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	915,903	930,983
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	988,718	1,032,989
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	1,472,343	1,574,536
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	29,616	29,939
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	25,693	26,541
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	17,779	18,358
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	13,861	14,372
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	24,301	25,172
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	10,369	10,698
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	453,121	472,207
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	485,486	510,266
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	495,254	516,286
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	133,632	146,193
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	201,530	217,065
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	252,998	272,463
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	594,354	638,843

	PRINCIPAL AMOUNT4 / SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	528,273	$568,532
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	161,781	177,167
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,451,431	1,520,984
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	699,021	712,261
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	705,149	718,763

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $27,356,121)		26,790,269

U.S. GOVERNMENT SECURITIES - 1.0%

U.S. Treasury Bill - 1.0%
U.S. Treasury Bill[11], 1.87%, 9/6/2018 (Identified Cost $6,138,592)	6,150,000	6,138,377

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares[12], 1.81%, (Identified Cost $6,636,050)	6,636,050	6,636,050

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Identified Cost $569,318,034)		606,525,099

TOTAL OPTIONS WRITTEN — 0.0%##
(Premiums Received $83,613)		(53,846)

TOTAL INVESTMENTS - 100.4%		606,471,253
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(2,367,467)

NET ASSETS - 100%		$604,103,786

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

Investment Portfolio - July 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[4]	VALUE
Call
Qorvo, Inc.	166	08/17/2018	$92.50	1,357	$(10,126)
The Charles Schwab Corp.	293	08/31/2018	51.50	1,496	(19,045)

					(29,171)

Put
Qorvo, Inc.	209	08/17/2018	72.50	1,709	(14,630)
Microsoft Corp.	205	08/31/2018	98.50	2,175	(10,045)

					(24,675)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(53,846)

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $56,110,378, or 9.3% of the Series’ net assets as of July 31, 2018.

3A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2018, the total value of such securities was $11,225,868.

4Amount is stated in USD unless otherwise noted.

5Floating rate security. Rate shown is the rate in effect as of July 31, 2018.

6Illiquid security - This security was acquired June 25, 2018 at a cost of $200,000 ($100.00 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $200,622, or less than 0.1% of the Series’ net assets as of July 31, 2018.

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2018.

9Illiquid security - This security was acquired November 3, 2017 at a cost of $198,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $204,808, or less than 0.1% of the Series’ net assets as of July 31, 2018.

10Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2018.

11Represents the annualized yield at time of purchase.

12Rate shown is the current yield as of July 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - July 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$28,264,063	$21,505,774	$6,758,289	$—
Consumer Staples	30,445,565	12,261,475	18,184,090	—
Energy	15,792,243	14,563,066	1,229,177	—
Financials	18,231,929	15,738,180	2,493,749	—
Health Care	63,190,858	61,791,996	1,398,862	—
Industrials	17,451,909	11,911,236	5,540,673	—
Information Technology	67,080,733	62,209,352	4,871,381	—
Materials	18,599,910	16,700,706	1,899,204	—
Real Estate	20,188,511	19,656,240	532,271	—
Telecommunication Services	5,033,672	4,716,735	316,937	—
Utilities	684,784	—	684,784	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	165,844,711	—	165,844,711	—
Corporate debt:
Consumer Discretionary	11,560,688	—	11,560,688	—
Consumer Staples	280,731	—	280,731	—
Energy	16,870,885	—	16,870,885	—
Financials	26,230,994	—	26,230,994	—
Health Care	3,318,318	—	3,318,318	—
Industrials	4,377,422	—	4,377,422	—
Information Technology	6,398,545	—	6,398,545	—
Materials	4,453,259	—	4,453,259	—
Real Estate	3,161,429	—	3,161,429	—
Telecommunication Services	6,803,522	—	6,803,522	—
Utilities	768,057	—	768,057	—
Asset-backed securities	14,955,865	—	14,955,865	—
Commercial mortgage-backed securities	39,346,938	—	39,346,938	—
Foreign government bonds	10,236,227	—	10,236,227	—
Mutual funds	6,953,331	6,953,331	—	—

Total assets	606,525,099	248,008,091	358,517,008	—

Liabilities:
Other financial instruments*:
Equity contracts	(53,846)	(20,171)	(33,675)	—

Total liabilities	(53,846)	(20,171)	(33,675)	—

Total	$606,471,253	$247,987,920	$358,483,333	$—

Investment Portfolio - July 31, 2018

(unaudited)

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

China Literature Ltd. - Right was a Level 3 security as of October 31, 2017. However, this security is no longer held by the series as of July 31, 2018. There were no Level 3 securities held by the Series as of July 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM
TERM SERIES	SHARES	VALUE

COMMON STOCKS - 83.3%

Consumer Discretionary - 12.3%
Auto Components - 0.1%
Koito Manufacturing Co. Ltd. (Japan)[1]	600	$38,649
Magna International, Inc. (Canada)	690	42,031
Nemak S.A.B. de C.V. (Mexico)[2]	124,400	102,589
NGK Spark Plug Co. Ltd. (Japan)[1]	1,600	46,203

		229,472

Automobiles - 0.1%
Geely Automobile Holdings Ltd. (China)[1]	33,000	75,684
Suzuki Motor Corp. (Japan)[1]	2,300	135,281

		210,965

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)[1]	92,000	78,988
China Yuhua Education Corp. Ltd. (China)[1,2]	58,000	43,416
Fu Shou Yuan International Group Ltd. (China)[1]	125,000	115,309
New Oriental Education & Technology Group, Inc. - ADR (China)	970	83,459
TAL Education Group - ADR (China)*	1,125	35,989
Wisdom Education International Holdings Co. Ltd. (China)[1]	98,000	87,670

		444,831

Hotels, Restaurants & Leisure - 0.0%##
Accor S.A. (France)[1]	2,450	126,130
Compass Group plc (United Kingdom)[1]	1,990	42,803

		168,933

Household Durables - 0.0%##
DR Horton, Inc.	280	12,236
Kaufman & Broad S.A. (France)[1]	2,310	118,067
Lennar Corp. - Class A	225	11,761
LGI Homes, Inc.*	195	10,080

		152,144

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	2,615	4,648,006
Booking Holdings, Inc.*	3,875	7,861,290
Despegar.com Corp. (Argentina)*	1,285	27,011

		12,536,307

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)[1]	2,000	$80,017
Trigano S.A. (France)[1]	1,260	180,846
Yamaha Corp. (Japan)[1]	2,600	121,663

		382,526

Media - 1.1%
Quebecor, Inc. - Class B (Canada)	91,160	1,899,794
Shaw Communications, Inc. - Class B(Canada)	147,415	3,083,493

		4,983,287

Multiline Retail - 0.0%##
Next plc (United Kingdom)[1]	535	41,652

Specialty Retail - 5.8%
AutoZone, Inc.*	7,380	5,206,811
Dick’s Sporting Goods, Inc.	128,055	4,371,798
Fnac Darty S.A. (France)*[1]	1,260	114,324
Industria de Diseno Textil S.A. (Spain)[1]	110,750	3,629,330
Maisons du Monde S.A. (France)[1,2]	2,275	69,547
O’Reilly Automotive, Inc.*	28,020	8,574,120
Ulta Beauty, Inc.*	17,815	4,353,808

		26,319,738

Textiles, Apparel & Luxury Goods - 2.2%
ANTA Sports Products Ltd. (China)[1]	24,000	122,573
Burberry Group plc (United Kingdom)[1]	2,985	82,451
Hermes International (France)[1]	130	82,276
lululemon athletica, Inc.*	43,146	5,175,363
Luxottica Group S.p.A. (Italy)[1]	655	44,286
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	120	41,818
Moncler S.p.A (Italy)[1]	1,840	81,095
NIKE, Inc. - Class B	55,885	4,298,115

		9,927,977

Total Consumer Discretionary		55,397,832

Consumer Staples - 10.4%
Beverages - 3.6%
Ambev S.A. - ADR (Brazil)	614,302	3,157,512
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	41,972	4,271,221
The Coca-Cola Co.	109,177	5,090,924
Davide Campari-Milano S.p.A. (Italy)[1]	9,520	80,192
Diageo plc (United Kingdom)[1]	95,615	3,507,856

1

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Treasury Wine Estates Ltd. (Australia)[1]	13,055	$178,774

		16,286,479

Food & Staples Retailing - 0.6%
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	2,000	86,737
Metro, Inc. (Canada)	1,240	41,808
Sprouts Farmers Market, Inc.*	125,775	2,702,905
Sun Art Retail Group Ltd. (Hong Kong)[1]	33,000	42,185

		2,873,635

Food Products - 2.7%
Campbell Soup Co.	94,221	3,853,639
Danone S.A. (France)[1]	2,261	177,515
Grupo Bimbo S.A.B. de C.V. - Series A (Mexico)	22,725	48,674
Kerry Group plc - Class A (Ireland)[1] .	1,760	187,283
Kikkoman Corp. (Japan)[1]	1,700	80,684
Mondelez International, Inc. - Class A	73,230	3,176,717
Nestle S.A. (Switzerland)[1]	53,020	4,320,777
Saputo, Inc. (Canada)	1,270	42,341

		11,887,630

Household Products - 0.1%
Henkel AG & Co. KGaA (Germany)[1] .	650	81,567
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	46,500	85,626
Lion Corp. (Japan)[1]	4,700	85,101

		252,294

Personal Products - 2.2%
Beiersdorf AG (Germany)[1]	39,730	4,631,270
Kao Corp. (Japan)[1]	600	43,831
Kobayashi Pharmaceutical Co. Ltd. (Japan)[1]	900	75,132
L’Oreal S.A. (France)[1]	335	81,864
Unilever plc - ADR (United Kingdom)	90,194	5,141,960

		9,974,057

Tobacco - 1.2%
Altria Group, Inc.	47,315	2,776,444
British American Tobacco plc - ADR (United Kingdom)	2,480	135,854
Philip Morris International, Inc.	30,230	2,608,849

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Swedish Match AB (Sweden)[1]	830	$45,374

		5,566,521

Total Consumer Staples		46,840,616

Energy - 3.0%
Energy Equipment & Services - 2.7%
Core Laboratories N.V	740	82,969
Diamond Offshore Drilling, Inc.*	84,040	1,613,568
Ensco plc - Class A	344,000	2,555,920
Schlumberger Ltd.	82,103	5,543,595
Transocean Ltd.*	175,225	2,255,146

		12,051,198

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	7,425	80,190
Canadian Natural Resources Ltd. (Canada)	3,535	129,894
China Petroleum & Chemical Corp. - Class H (China)[1]	96,000	92,279
Eni S.p.A. (Italy)[1]	4,455	85,752
Galp Energia SGPS S.A. (Portugal)[1]	11,210	230,232
Repsol S.A. (Spain)[1]	8,610	170,778
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,890	205,306
SK Innovation Co. Ltd. (South Korea)[1]	475	84,363
Suncor Energy, Inc. (Canada)	2,735	115,173
TOTAL S.A. (France)[1]	2,090	136,320
Vermilion Energy, Inc. (Canada)	2,845	97,935
Woodside Petroleum Ltd. (Australia)[1]	3,210	86,039

		1,514,261

Total Energy		13,565,459

Financials - 7.1%
Banks - 2.1%
Banco Comercial Portugues S.A. (Portugal)*[1]	252,150	78,966
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	867	42,882
Bankia S.A. (Spain)[1]	492,783	1,937,176
Bankinter S.A. (Spain)[1]	12,690	122,398
CaixaBank S.A. (Spain)[1]	689,875	3,174,016
Erste Group Bank AG (Austria)[1]	2,050	88,542
Eurobank Ergasias S.A. (Greece)*[1]	85,910	89,031

2

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
FinecoBank Banca Fineco S.p.A. (Italy)[1]	281,835	$3,304,901
Jyske Bank A/S (Denmark)[1]	1,730	97,986
KBC Group N.V. (Belgium)[1]	1,090	83,677
Sydbank A/S (Denmark)[1]	2,505	92,968

		9,112,543

Capital Markets - 5.0%
BlackRock, Inc.	11,825	5,945,137
Cboe Global Markets, Inc.	9,710	943,132
The Charles Schwab Corp.	117,850	6,017,421
CME Group, Inc.	5,985	952,333
E*TRADE Financial Corp.*	75,520	4,516,851
Euronext N.V. (Netherlands)[1,2]	2,010	124,748
Intercontinental Exchange, Inc.	13,395	990,024
Japan Exchange Group, Inc. (Japan)[1]	4,400	78,268
Julius Baer Group Ltd. (Switzerland)[1]	55,715	3,056,506

		22,624,420

Insurance - 0.0%##
Admiral Group plc (United Kingdom)[1]	1,670	43,411

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	1,885	86,626

Total Financials		31,867,000

Health Care - 14.8%
Biotechnology - 5.1%
Biogen, Inc.*	6,945	2,322,200
BioMarin Pharmaceutical, Inc.*	51,698	5,198,751
Incyte Corp.*	110,355	7,343,022
Regeneron Pharmaceuticals, Inc.*	7,280	2,679,113
Seattle Genetics, Inc.*	47,115	3,316,896
Vertex Pharmaceuticals, Inc.*	11,472	2,008,174

		22,868,156

Health Care Equipment & Supplies - 2.5%
Coloplast A/S - Class B (Denmark)[1] .	785	85,620
Essilor International Cie Generale d’Optique S.A. (France)[1]	585	86,208
Hoya Corp. (Japan)[1]	700	42,122
Intuitive Surgical, Inc.*	6,610	3,359,136
Medtronic plc	84,810	7,652,406
Smith & Nephew plc (United Kingdom)[1]	4,825	83,540

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Sonova Holding AG (Switzerland)[1]	455	$83,884

		11,392,916

Health Care Providers & Services - 1.3%
DaVita, Inc.*	50,220	3,529,462
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	20,613	2,010,875
Orpea (France)[1]	1,140	156,552

		5,696,889

Life Sciences Tools & Services - 1.2%
QIAGEN N.V.*	84,583	3,055,138
QIAGEN N.V.*[1]	2,668	96,732
Tecan Group AG (Switzerland)[1]	170	43,131
Thermo Fisher Scientific, Inc.	10,565	2,477,809

		5,672,810

Pharmaceuticals - 4.7%
Astellas Pharma, Inc. (Japan)[1]	2,600	42,408
Bristol-Myers Squibb Co.	29,675	1,743,406
Chugai Pharmaceutical Co. Ltd. (Japan)[1]	1,600	81,385
Ipsen S.A. (France)[1]	250	41,536
Johnson & Johnson	43,405	5,752,031
Merck & Co., Inc.	36,185	2,383,506
Novartis AG - ADR (Switzerland)	79,500	6,670,050
Novo Nordisk A/S - Class B (Denmark)[1]	835	41,539
Perrigo Co. plc	53,115	4,276,820
Santen Pharmaceutical Co. Ltd. (Japan)[1]	2,500	41,816

		21,074,497

Total Health Care		66,705,268

Industrials - 5.2%
Aerospace & Defense - 0.0%##
BAE Systems plc (United Kingdom)[1]	12,730	108,972
CAE, Inc. (Canada)	2,005	41,769
MTU Aero Engines AG (Germany)[1]	230	48,773

		199,514

Air Freight & Logistics - 1.0%
FedEx Corp.	18,645	4,584,246

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	570	60,078

3

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	5,740	$255,190
Daikin Industries Ltd. (Japan)[1]	1,100	131,483
Geberit AG (Switzerland)[1]	300	133,582

		520,255

Commercial Services & Supplies - 0.9%
Advanced Disposal Services, Inc.*	139,945	3,442,647
China Everbright International Ltd. (China)[1]	79,000	96,386
Elis S.A. (France)[1]	7,770	178,355
Secom Co. Ltd. (Japan)[1]	500	38,216
SPIE S.A. (France)[1]	8,330	157,737

		3,913,341

Construction & Engineering - 1.1%
Eiffage S.A. (France)[1]	1,570	175,448
FLSmidth & Co. A/S (Denmark)[1]	1,120	73,711
Vinci S.A. (France)[1]	46,430	4,671,849

		4,921,008

Electrical Equipment - 0.0%##
Schneider Electric SE (France)[1]	500	40,133

Industrial Conglomerates - 0.0%##
Siemens AG (Germany)[1]	1,265	178,540
Smiths Group plc (United Kingdom)[1]	1,900	40,153

		218,693

Machinery - 0.3%
Epiroc AB - Class A (Sweden)*[1]	14,550	174,210
FANUC Corp. (Japan)[1]	391	78,842
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	400	38,214
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	515	43,185
Jungheinrich AG (Germany)[1]	2,245	82,626
KION Group AG (Germany)[1]	1,580	108,433
Kone OYJ - Class B (Finland)[1]	1,515	82,818
Makita Corp. (Japan)[1]	900	40,488
Metso OYJ (Finland)[1]	4,845	177,455
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	6,215	36,105
Schindler Holding AG (Switzerland)[1] .	360	83,834
The Weir Group plc (United Kingdom)[1]	8,250	211,408

		1,157,618

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services - 0.8%
Equifax, Inc.	27,170	$3,409,835
Experian plc (United Kingdom)[1]	1,700	41,739
Intertek Group plc (United Kingdom)[1]	575	44,357
Randstad Holding N.V. (Netherlands)[1]	2,070	131,006
Recruit Holdings Co. Ltd. (Japan)[1]	2,900	79,464
SGS S.A. (Switzerland)[1]	20	52,133
Teleperformance (France)[1]	245	44,867
Wolters Kluwer N.V. (Netherlands)[1]	745	44,863

		3,848,264

Road & Rail - 0.8%
Canadian National Railway Co. (Canada)	485	43,293
Genesee & Wyoming, Inc. - Class A*	39,290	3,378,940

		3,422,233

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	2,755	84,576
Brenntag AG (Germany)[1]	1,802	108,123
Ferguson plc (Switzerland)[1]	525	41,403
Kanamoto Co. Ltd. (Japan)[1]	2,600	81,071

		315,173

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	10,200	62,012
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	1,110	104,950
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	5,410	96,631

		263,593

Total Industrials		23,464,149

Information Technology - 16.9%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)[1]	4,770	87,993
Hexagon A.B. - Class B (Sweden)[1]	2,220	135,308
Keyence Corp. (Japan)[1]	292	154,459

		377,760

Internet Software & Services - 3.5%
Alibaba Group Holding Ltd. - ADR (China)*	32,985	6,175,782
Alphabet, Inc. - Class A*	2,410	2,957,600

4

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
Alphabet, Inc. - Class C*	2,425	$2,951,856
NetEase, Inc. - ADR (China)	360	92,880
Tencent Holdings Ltd. - Class H (China)[1]	79,914	3,637,238

		15,815,356

IT Services - 4.1%
Amadeus IT Group S.A. (Spain)[1]	535	45,638
Amdocs Ltd.	67,105	4,534,956
Atos SE (France)[1]	305	40,869
Capgemini SE (France)[1]	330	42,218
Computershare Ltd. (Australia)[1]	3,085	41,758
InterXion Holding N.V. (Netherlands)*	2,930	190,098
Mastercard, Inc. - Class A	34,400	6,811,200
Nomura Research Institute Ltd. (Japan)[1]	1,600	76,892
Obic Co. Ltd. (Japan)[1]	1,000	85,907
Sopra Steria Group (France)[1]	1,060	187,493
Visa, Inc. - Class A	47,455	6,488,997

		18,546,026

Semiconductors & Semiconductor Equipment - 3.6%
Qorvo, Inc.*	106,325	8,693,132
Skyworks Solutions, Inc.	41,105	3,887,711
Texas Instruments, Inc.	30,365	3,380,232

		15,961,075

Software - 5.6%
Adobe Systems, Inc.*	18,530	4,533,920
Atlassian Corp. plc - Class A*	31,740	2,298,293
Check Point Software Technologies Ltd. (Israel)*	750	84,502
Electronic Arts, Inc.*	38,415	4,945,931
Microsoft Corp.	69,385	7,360,361
Nexon Co. Ltd. (Japan)*[1]	12,800	184,431
Oracle Corp. (Japan)[1]	1,000	83,935
SAP SE (Germany)[1]	370	43,063
ServiceNow, Inc.*	31,915	5,615,763
Trend Micro, Inc. (Japan)[1]	1,400	82,721

		25,232,920

Total Information Technology		75,933,137

Materials - 7.9%
Chemicals - 3.4%
Akzo Nobel N.V. (Netherlands)[1]	44,955	4,152,066
Asahi Kasei Corp. (Japan)[1]	3,300	44,111

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Axalta Coating Systems Ltd.*	99,650	$3,014,412
CF Industries Holdings, Inc.	107,080	4,756,494
Croda International plc (United Kingdom)[1]	2,698	182,023
Frutarom Industries Ltd. (Israel)[1]	415	41,948
Givaudan S.A. (Switzerland)[1]	20	46,814
Mexichem S.A.B. de C.V. (Mexico)	38,165	133,553
Nippon Paint Holdings Co. Ltd. (Japan)[1]	1,100	48,072
Nissan Chemical Corp. (Japan)[1]	900	40,348
Novozymes A/S - Class B (Denmark)[1]	800	42,124
OCI N.V. (Netherlands)*[1]	4,320	130,604
Olin Corp.	89,205	2,632,440
Sika AG (Switzerland)[1]	315	44,726
Solvay S.A. (Belgium)[1]	1,470	201,390

		15,511,125

Construction Materials - 0.0%##
Wienerberger AG (Austria)[1]	5,100	125,017

Containers & Packaging - 2.5%
Ball Corp.	129,312	5,039,289
Crown Holdings, Inc.*	34,110	1,544,160
Sealed Air Corp.	101,355	4,466,715

		11,050,164

Metals & Mining - 2.0%
Antofagasta plc (Chile)[1]	95,385	1,252,694
First Quantum Minerals Ltd. (Zambia)	65,840	1,026,939
Freeport-McMoRan, Inc.	201,595	3,326,318
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	27,510	86,599
Lundin Mining Corp. (Chile)	158,120	875,169
Southern Copper Corp. (Peru)	46,695	2,304,865

		8,872,584

Paper & Forest Products - 0.0%##
Mondi plc (United Kingdom)[1]	1,580	43,443

Total Materials		35,602,333

Real Estate - 4.2%
Equity Real Estate Investment Trusts (REITS) - 4.2%
Acadia Realty Trust	1,170	31,684
Agree Realty Corp.	695	37,002
Alexandria Real Estate Equities, Inc.	200	25,488

5

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	1,245	$51,356
American Homes 4 Rent - Class A	4,885	108,154
American Tower Corp.	36,675	5,436,702
Americold Realty Trust	890	19,144
Apartment Investment & Management Co. - Class A	1,800	76,770
Apple Hospitality REIT, Inc.	2,410	43,356
AvalonBay Communities, Inc.	1,110	196,304
Bluerock Residential Growth REIT, Inc.	3,005	27,556
Boston Properties, Inc.	1,195	150,008
Brandywine Realty Trust	6,085	100,342
CatchMark Timber Trust, Inc. - Class A	7,440	92,405
Chesapeake Lodging Trust	1,245	39,865
Colony Capital, Inc.	5,787	35,648
Community Healthcare Trust, Inc.	1,550	46,500
CoreCivic, Inc.	5,350	137,174
Cousins Properties, Inc.	10,595	98,745
Crown Castle International Corp.	675	74,810
CubeSmart	1,995	60,568
Digital Realty Trust, Inc.	1,430	173,631
EastGroup Properties, Inc.	240	22,877
Equinix, Inc.	8,405	3,692,148
Equity LifeStyle Properties, Inc.	555	50,499
Equity Residential	1,785	116,793
Essex Property Trust, Inc.	250	60,112
Extra Space Storage, Inc.	640	60,141
First Industrial Realty Trust, Inc.	1,280	41,664
Getty Realty Corp.	1,495	42,832
GGP, Inc.	2,400	51,168
HCP, Inc.	2,830	73,297
Healthcare Realty Trust, Inc.	1,800	53,478
Healthcare Trust of America, Inc. - Class A	2,055	56,143
Hibernia REIT plc (Ireland)[1]	26,485	45,092
Host Hotels & Resorts, Inc.	4,945	103,548
Independence Realty Trust, Inc.	3,255	33,038
Invitation Homes, Inc.	4,251	98,241
Jernigan Capital, Inc.	1,840	33,470
Lamar Advertising Co. - Class A	440	32,397
Liberty Property Trust	1,995	85,506
Life Storage, Inc.	270	25,909
The Macerich Co.	610	36,027

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Mid-America Apartment
Communities, Inc.	1,190	$119,928
National Retail Properties, Inc.	925	41,264
Outfront Media, Inc.	1,365	29,006
Physicians Realty Trust	6,235	98,264
Plymouth Industrial REIT, Inc.	1,770	25,895
Prologis, Inc.	3,115	204,406
Public Storage	620	135,055
Regency Centers Corp.	889	56,567
SBA Communications Corp.*	31,860	5,041,845
Simon Property Group, Inc.	1,530	269,601
STAG Industrial, Inc.	1,975	53,957
Sun Communities, Inc.	1,075	104,232
Sunstone Hotel Investors, Inc.	3,830	62,314
Tier REIT, Inc.	2,695	64,060
UDR, Inc.	2,820	108,514
UMH Properties, Inc.	1,820	28,101
Unibail - Rodamco-Westfield (France)[1]	775	172,050
Urban Edge Properties	4,055	91,967
Ventas, Inc.	830	46,795
VEREIT, Inc.	5,665	43,224
Vornado Realty Trust	1,755	126,220
Welltower, Inc.	1,045	65,417
Weyerhaeuser Co.	992	33,907

		18,900,181

Real Estate Management & Development - 0.0%##
Nexity S.A. (France)[1]	1,310	80,607

Total Real Estate		18,980,788

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Iliad S.A. (France)[1]	460	72,724
Zayo Group Holdings, Inc.*	162,240	6,017,482

		6,090,206

Wireless Telecommunication Services - 0.0%##
KDDI Corp. (Japan)[1]	2,900	80,727
NTT DOCOMO, Inc. (Japan)[1]	3,200	82,384

		163,111

Total Telecommunication Services		6,253,317

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	212,000	197,466

6

Investment Portfolio - July 31, 2018

(unaudited)

	SHARES/ PRINCIPAL
PRO-BLEND® MAXIMUM
TERM SERIES	AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	522,000	$194,232

		391,698

Water Utilities - 0.0%##
Guangdong Investment Ltd. (China)[1]	48,000	82,753

Total Utilities		474,451

TOTAL COMMON STOCKS
(Identified Cost $312,292,567)		375,084,350

CORPORATE BONDS - 4.0%

Non-Convertible Corporate Bonds - 4.0%
Consumer Discretionary - 0.6%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	75,000	66,188

Household Durables - 0.1%
Century Communities, Inc., 5.875%, 7/15/2025	124,000	116,870
LGI Homes, Inc.[2], 6.875%, 7/15/2026	90,000	90,000
Meritage Homes Corp., 5.125%, 6/6/2027	80,000	73,400
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	60,000	60,058
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	54,000	53,595
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	55,000	53,075
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	89,000	84,550

		531,548

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc., 3.60%, 6/1/2026	720,000	700,323

Media - 0.2%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	50,000	49,125
CSC Holdings, LLC, 5.25%, 6/1/2024	117,000	112,612
Discovery Communications LLC, 5.20%, 9/20/2047	480,000	472,627

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	200,000	$182,500

		816,864

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	205,000	223,380
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	205,000	221,729

		445,109

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	60,000	57,975

Total Consumer Discretionary		2,618,007

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	60,000	59,475

Household Products - 0.0%##
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	65,000	59,962

Total Consumer Staples		119,437

Energy - 0.8%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates) [2], 8.25%, 2/15/2025	60,000	61,200
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	97,000	93,848

		155,048

Oil, Gas & Consumable Fuels - 0.7%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	650,000	693,715
Cheniere Energy Partners LP, 5.25%, 10/1/2025	85,000	84,575
DCP Midstream Operating LP2, 9.75%, 3/15/2019	35,000	36,435
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	102,000	102,255
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	110,000	114,125
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	55,000	54,862

7

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM	PRINCIPAL
TERM SERIES	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	120,000	$99,300
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	590,000	697,234
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	370,000	328,838
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	50,000	51,445
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	650,000	706,914
SemGroup Corp., 6.375%, 3/15/2025	110,000	105,600
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	62,000	59,520
Southwestern Energy Co.[4], 6.20%, 1/23/2025	74,000	72,982
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	55,000	56,375

		3,264,175

Total Energy		3,419,223

Financials - 1.1%
Banks - 0.6%
Bank of America Corp., 4.00%, 1/22/2025	710,000	701,042
Citigroup, Inc., 8.125%, 7/15/2039	480,000	694,301
JPMorgan Chase & Co., 6.30%, 4/23/2019	680,000	697,748
Popular, Inc., 7.00%, 7/1/2019	95,000	96,710
Santander Holdings USA, Inc., 3.40%, 1/18/2023	480,000	464,901

		2,654,702

Capital Markets - 0.2%
Morgan Stanley[5], (3 mo. LIBOR US + 1.220%), 3.563%, 5/8/2024	690,000	702,388

Consumer Finance - 0.0%##
Ally Financial, Inc., 3.50%, 1/27/2019	60,000	60,090
SLM Corp., 5.125%, 4/5/2022	75,000	74,812

		134,902

Diversified Financial Services - 0.2%
Aircastle Ltd., 6.25%, 12/1/2019	35,000	36,138
International Lease Finance Corp., 6.25%, 5/15/2019	530,000	543,403

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	85,000	$82,450
Navient Corp., 7.25%, 9/25/2023	50,000	52,375
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	90,000	91,350
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	91,000	86,905

		892,621

Insurance - 0.1%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	440,000	468,688

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	55,000	55,550

Total Financials		4,908,851

Health Care - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	94,000	88,595
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	38,000	38,145
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 5.625%, 7/31/2019	450,000	460,724
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	60,000	59,250
Tenet Healthcare Corp., 6.00%, 10/1/2020	35,000	36,356

Total Health Care		683,070

Industrials - 0.3%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	62,000	62,620

Construction & Engineering - 0.0%##
Tutor Perini Corp.[2], 6.875%, 5/1/2025	97,000	96,272

Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	100,000	101,750

8

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM
TERM SERIES	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery - 0.1%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	470,000	$471,175

Marine - 0.1%
Borealis Finance, LLC[2], 7.50%, 11/16/2022	200,000	197,875
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	120,000	119,250

		317,125

Professional Services - 0.0%##
Nielsen Finance LLC - Nielsen Finance Co.[2], 5.00%, 4/15/2022	55,000	53,453

Transportation Infrastructure - 0.1%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	200,000	203,000

Total Industrials		1,305,395

Information Technology - 0.3%
Internet Software & Services - 0.3%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	750,000	702,735
MSCI, Inc.[2], 5.375%, 5/15/2027	55,000	55,412
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	490,000	467,303

		1,225,450

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	97,000	94,332

Total Information Technology		1,319,782

Materials - 0.3%
Chemicals - 0.0%##
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	86,000	87,505

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2], 6.00%, 2/15/2025	200,000	195,250
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	85,000	86,700

		281,950

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 0.2%
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	420,000	$465,578
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	145,000	147,175
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	190,000	189,525

		802,278

Total Materials		1,171,733

Real Estate - 0.1%
Equity Real Estate Investment Trusts (REITS) - 0.0%##
iStar, Inc., 5.25%, 9/15/2022	70,000	68,250

Real Estate Management & Development - 0.1%
American Homes 4 Rent LP, 4.25%, 2/15/2028	480,000	460,602
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	90,000	87,300

		547,902

Total Real Estate		616,152

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc., 4.25%, 3/1/2027	440,000	435,414
Verizon Communications, Inc., 5.50%, 3/16/2047	660,000	720,165

		1,155,579

Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	136,000	129,880
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	153,000	151,470
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	27,000	27,459

		308,809

Total Telecommunication Services		1,464,388

9

Investment Portfolio - July 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM	PRINCIPAL
TERM SERIES	AMOUNT3 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	215,000	$221,987
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	200,000	200,500

Total Utilities		422,487

TOTAL CORPORATE BONDS (Identified Cost $18,384,875)		18,048,525

MUTUAL FUND - 0.0%##
iShares U.S. Real Estate ETF (Identified Cost $127,297)	1,570	127,562

U.S. TREASURY SECURITIES - 10.5%

U.S. Treasury Bonds - 1.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	1,748,000	2,312,549
U.S. Treasury Bond, 4.75%, 2/15/2037	2,748,000	3,427,915
U.S. Treasury Bond, 3.00%, 5/15/2047	1,150,000	1,131,088
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	1,176,662	1,131,728

Total U.S. Treasury Bonds (Identified Cost $8,457,731)		8,003,280

U.S. Treasury Notes - 8.7%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	2,360,303	2,324,116

	PRINCIPAL
	AMOUNT3 /
	SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,144,686	$1,109,965
U.S. Treasury Note, 1.25%, 7/31/2023	9,261,000	8,572,213
U.S. Treasury Note, 2.125%, 7/31/2024	23,626,000	22,620,972
U.S. Treasury Note, 2.375%, 5/15/2027	4,877,000	4,659,059

Total U.S. Treasury Notes (Identified Cost $39,659,372)		39,286,325

TOTAL U.S. TREASURY SECURITIES (Identified Cost $48,117,103)		47,289,605

SHORT-TERM INVESTMENT - 2.1%

Dreyfus Government Cash Management, Institutional Shares[7], 1.81%,
(Identified Cost $9,380,445)	9,380,445	9,380,445

TOTAL INVESTMENTS - 99.9% (Identified Cost $388,302,287)		449,930,487
OTHER ASSETS, LESS LIABILITIES - 0.1%		605,437

NET ASSETS - 100%		$450,535,924

ADR - American Depositary Receipt

ETF - Exchange-traded fund

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $5,658,036 or 1.2% of the Series’ net assets as of July 31, 2018.

3Amount is stated in USD unless otherwise noted.

4Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

5Floating rate security. Rate shown is the rate in effect as of July 31, 2018.

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2018.

7Rate shown is the current yield as of July 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

10

Investment Portfolio - July 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$55,397,832	$49,797,754	$5,600,078	$—
Consumer Staples	46,840,616	28,863,253	17,977,363	—
Energy	13,565,459	12,679,696	885,763	—
Financials	31,867,000	19,407,780	12,459,220	—
Health Care	66,705,268	63,767,920	2,937,348	—
Industrials	23,464,149	15,224,401	8,239,748	—
Information Technology	75,933,137	71,003,214	4,929,923	—
Materials	35,602,333	29,206,953	6,395,380	—
Real Estate	18,980,788	18,683,039	297,749	—
Telecommunication Services	6,253,317	6,017,482	235,835	—
Utilities	474,451	—	474,451	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	47,289,605	—	47,289,605	—
Corporate debt:
Consumer Discretionary	2,618,007	—	2,618,007	—
Consumer Staples	119,437	—	119,437	—
Energy	3,419,223	—	3,419,223	—
Financials	4,908,851	—	4,908,851	—
Health Care	683,070	—	683,070	—
Industrials	1,305,395	—	1,305,395	—
Information Technology	1,319,782	—	1,319,782	—
Materials	1,171,733	—	1,171,733	—
Real Estate	616,152	—	616,152	—
Telecommunication Services	1,464,388	—	1,464,388	—
Utilities	422,487	—	422,487	—
Mutual funds	9,508,007	9,508,007	—	—

Total assets	$449,930,487	$324,159,499	$125,770,988	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

China Literature Ltd. - Rights was a Level 3 security as of October 31, 2017. However, this security is no longer held by the Series as of July 31, 2018. There were no Level 3 securities held by the Series as of July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

11

Investment Portfolio - July 31, 2018

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - July 31, 2018

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Conservative Series - Class R6	11,401,898	$124,280,691

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $123,872,286)		124,280,691
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(67,501)

NET ASSETS - 100%		$124,213,190

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$124,280,691	$124,280,691	$—	$—

Total assets	$124,280,691	$124,280,691	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

1

Investment Portfolio - July 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2018 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/18	SHARES HELD AT 7/31/18	DIVIDEND INCOME 11/1/17 THROUGH 7/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 7/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$98,989,721	$34,165,353	$9,514,263	$124,280,691	11,401,898	$1,222,572	$56,671	$583,209

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2018

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%

Manning & Napier Blended Asset Conservative Series - Class R6	156,419	$1,704,969
Manning & Napier Blended Asset Moderate Series - Class R6	105,189	1,142,348

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.7% (Identified Cost $2,840,447)		2,847,317
OTHER ASSETS, LESS LIABILITIES - 0.3%		8,484

NET ASSETS - 100%		$2,855,801

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$2,847,317	$2,847,317	$—	$—

Total assets	$2,847,317	$2,847,317	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

1

Investment Portfolio - July 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2018 is set forth below:

TARGET 2015 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/18	SHARES HELD AT 7/31/18	DIVIDEND INCOME 11/1/17 THROUGH 7/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 7/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$1,766,362	$1,208,009	$1,261,371	$1,704,969	156,419	$18,073	$(7,398)	$(633)
Blended Asset Moderate Series - Class R6	2,792,015	306,993	1,981,738	1,142,348	105,189	14,765	9,151	15,927

	$4,558,377	$1,515,002	$3,243,109	$2,847,317		$32,838	$1,753	$15,294

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2018

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Extended Series - Class R6	919,035	$9,714,199
Manning & Napier Blended Asset Moderate Series - Class R6	7,984,723	86,714,094

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $95,456,699)		96,428,293
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(59,606)

NET ASSETS - 100%		$96,368,687

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$96,428,293	$96,428,293	$—	$—

Total assets	$96,428,293	$96,428,293	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

1

Investment Portfolio - July 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2018 is set forth below:

TARGET 2020 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/18	SHARES HELD AT 7/31/18	DIVIDEND INCOME 11/1/17 THROUGH 7/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 7/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$17,770,393	$1,878,133	$10,413,400	$9,714,199	919,035	$97,178	$237,753	$241,320
Blended Asset Moderate Series - Class R6	96,805,738	21,639,291	33,153,631	86,714,094	7,984,723	812,414	481,535	941,161

	$114,576,131	$23,517,424	$43,567,031	$96,428,293		$909,592	$719,288	$1,182,481

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2018

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	2,717,461	$28,723,568
Manning & Napier Blended Asset Moderate Series - Class R6	2,629,615	28,557,615

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $56,482,619)		57,281,183
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(11,365)

NET ASSETS - 100%		$57,269,818

## Less than (0.1%).

Fair Value Information

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$57,281,183	$57,281,183	$—	$—

Total assets	$57,281,183	$57,281,183	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

1

Investment Portfolio - July 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2018 is set forth below:

TARGET 2025 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/18	SHARES HELD AT 7/31/18	DIVIDEND INCOME 11/1/17 THROUGH 7/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 7/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$24,428,863	$12,264,976	$8,716,506	$28,723,568	2,717,461	$213,831	$122,378	$623,857
Blended Asset Moderate Series - Class R6	15,812,118	16,037,800	3,538,212	28,557,615	2,629,615	216,133	(1,725)	247,634

	$40,240,981	$28,302,776	$12,254,718	$57,281,183		$429,964	$120,653	$871,491

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2018

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Extended Series - Class R6	10,358,435	$109,488,659
Manning & Napier Blended Asset Maximum Series - Class R6	989,648	12,449,768

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $118,920,751)		121,938,427
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(81,504)

NET ASSETS - 100%		$121,856,923

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$121,938,427	$121,938,427	$—	$—

Total assets	$121,938,427	$121,938,427	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

1

Investment Portfolio - July 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2018 is set forth below:

TARGET 2030 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/18	SHARES HELD AT 7/31/18	DIVIDEND INCOME 11/1/17 THROUGH 7/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 7/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$119,139,003	$28,576,001	$41,583,769	$109,488,659	10,358,435	$890,957	$997,592	$2,359,832
Blended Asset Maximum Series - Class R6	22,546,555	2,454,528	14,300,692	12,449,768	989,648	87,600	897,534	862,186

	$141,685,558	$31,030,529	$55,884,461	$121,938,427		$978,557	$1,895,126	$3,222,018

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2018

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	2,142,029	$22,641,247
Manning & Napier Blended Asset Maximum Series - Class R6	988,220	12,431,802

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $33,916,818)		35,073,049
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(4,799)

NET ASSETS - 100%		$35,068,250

## Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$35,073,049	$35,073,049	$—	$—

Total assets	$35,073,049	$35,073,049	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

1

Investment Portfolio - July 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2018 is set forth below:

TARGET 2035 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/18	SHARES HELD AT 7/31/18	DIVIDEND INCOME 11/1/17 THROUGH 7/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 7/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$15,365,587	$11,696,219	$4,888,917	$22,641,247	2,142,029	$159,174	$37,678	$430,680
Blended Asset Maximum Series - Class R6	10,951,620	5,369,957	4,892,118	12,431,802	988,220	65,969	264,717	742,888

	$26,317,207	$17,066,176	$9,781,035	$35,073,049		$225,143	$302,395	$1,173,568

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2018

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Extended Series - Class R6	2,750,840	$29,076,381
Manning & Napier Blended Asset Maximum Series - Class R6	3,551,753	44,681,049

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $70,226,277)		73,757,430
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(43,911)

NET ASSETS - 100%		$73,713,519

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$73,757,430	$73,757,430	$—	$—

Total assets	$73,757,430	$73,757,430	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

1

Investment Portfolio - July 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2018 is set forth below:

TARGET 2040 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/18	SHARES HELD AT 7/31/18	DIVIDEND INCOME 11/1/17 THROUGH 7/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 7/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$28,065,508	$13,228,022	$13,038,622	$29,076,381	2,750,840	$226,366	$309,072	$512,401
Blended Asset Maximum Series - Class R6	55,962,686	10,304,046	26,395,191	44,681,049	3,551,753	267,580	1,814,011	3,021,298

	$84,028,194	$23,532,068	$39,433,813	$73,757,430		$493,946	$2,123,083	$3,533,699

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2018

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	282,958	$2,990,870
Manning & Napier Blended Asset Maximum Series - Class R6	1,374,801	17,295,002

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $19,215,771)		20,285,872
OTHER ASSETS, LESS LIABILITIES - 0.0%##		2,053

NET ASSETS - 100%		$20,287,925

## Less than 0.1%.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$20,285,872	$20,285,872	$—	$—

Total assets	$20,285,872	$20,285,872	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

1

Investment Portfolio - July 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2018 is set forth below:

TARGET 2045 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/18	SHARES HELD AT 7/31/18	DIVIDEND INCOME 11/1/17 THROUGH 7/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 7/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$1,493,246	$2,272,903	$820,604	$2,990,870	282,958	$19,633	$6,616	$38,709
Blended Asset Maximum Series - Class R6	14,397,470	7,635,041	6,046,193	17,295,002	1,374,801	89,990	293,770	1,021,580

	$15,890,716	$9,907,944	$6,866,797	$20,285,872		$109,623	$300,386	$1,060,289

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2018

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Maximum Series - Class R6	2,572,931	$32,367,468

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $30,253,985)		32,367,468
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(18,386)

NET ASSETS - 100%		$32,349,082

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$32,367,468	$32,367,468	$—	$—

Total assets	$32,367,468	$32,367,468	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

1

Investment Portfolio - July 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2018 is set forth below:

TARGET 2050 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/18	SHARES HELD AT 7/31/18	DIVIDEND INCOME 11/1/17 THROUGH 7/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 7/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$35,389,255	$9,923,588	$16,231,248	$32,367,468	2,572,931	$182,596	$1,221,435	$2,081,020

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2018

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%

Manning & Napier Blended Asset Maximum Series - Class R6	800,712	$10,072,959

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.9% (Identified Cost $9,475,324)		10,072,959
OTHER ASSETS, LESS LIABILITIES - 0.1%		8,694

NET ASSETS - 100%		$10,081,653

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$10,072,959	$10,072,959	$—	$—

Total assets	$10,072,959	$10,072,959	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

1

Investment Portfolio - July 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2018 is set forth below:

TARGET 2055 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/18	SHARES HELD AT 7/31/18	DIVIDEND INCOME 11/1/17 THROUGH 7/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 7/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$6,736,319	$4,515,451	$1,863,562	$10,072,959	800,712	$49,766	$96,461	$591,620

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2018

(unaudited)

TARGET 2060 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%

Manning & Napier Blended Asset Maximum Series - Class R6	740,396	$9,314,178

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.8% (Identified Cost $8,797,124)		9,314,178
OTHER ASSETS, LESS LIABILITIES - 0.2%		15,133

NET ASSETS - 100%		$9,329,311

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$9,314,178	$9,314,178	$—	$—

Total assets	$9,314,178	$9,314,178	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

1

Investment Portfolio - July 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2018 is set forth below:

TARGET 2060 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/18	SHARES HELD AT 7/31/18	DIVIDEND INCOME 11/1/17 THROUGH 7/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 7/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$4,618,675	$4,478,272	$310,126	$9,314,178	740,396	$41,273	$16,802	$512,871

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE

COMMON STOCKS - 26.9%

Consumer Discretionary - 2.5%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	2,571	$78,827

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.	889	140,053

Household Durables - 0.1%
DR Horton, Inc.	140	6,118
Lennar Corp. - Class A	110	5,750
LGI Homes, Inc.*	95	4,910
Newell Brands, Inc.	2,230	58,404

		75,182

Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*	70	124,421
Booking Holdings, Inc.*	440	892,637

		1,017,058

Media - 0.3%
Comcast Corp. - Class A	3,685	131,849
Quebecor, Inc. - Class B (Canada)	5,850	121,915
Shaw Communications, Inc. - Class B (Canada)	5,340	111,697

		365,461

Multiline Retail - 0.1%
Dollar General Corp.	1,260	123,669
Target Corp.	917	73,984

		197,653

Specialty Retail - 0.5%
Dick’s Sporting Goods, Inc.	1,535	52,405
The Home Depot, Inc.	1,103	217,865
Industria de Diseno Textil S.A. (Spain)[1]	9,055	296,737
O’Reilly Automotive, Inc.*	325	99,450

		666,457

Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc.*	4,690	562,565
NIKE, Inc. - Class B	440	33,840

		596,405

Total Consumer Discretionary		3,137,096

Consumer Staples - 2.5%
Beverages - 1.5%
Ambev S.A. - ADR (Brazil)	87,970	452,166
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	5,800	590,229
Diageo plc (United Kingdom)[1]	14,670	538,202

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Molson Coors Brewing Co. - Class B	505	$33,835
PepsiCo, Inc.	2,170	249,550

		1,863,982

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	1,079	72,962
Walmart, Inc.	2,597	231,730

		304,692

Food Products - 0.2%
J&J Snack Foods Corp.	500	72,480
The Kraft Heinz Co.	1,286	77,481
Mondelez International, Inc. - Class A	3,181	137,992

		287,953

Household Products - 0.1%
Colgate-Palmolive Co.	1,301	87,180

Personal Products - 0.5%
Unilever plc - ADR (United Kingdom)	9,972	568,504

Total Consumer Staples		3,112,311

Energy - 1.6%
Energy Equipment & Services - 0.8%
Diamond Offshore Drilling, Inc.*	9,190	176,448
Ensco plc - Class A	22,075	164,017
Schlumberger Ltd.	6,520	440,230
Transocean Ltd.*	21,540	277,220

		1,057,915

Oil, Gas & Consumable Fuels - 0.8%
BP plc - ADR (United Kingdom)	3,330	150,150
Chevron Corp.	875	110,486
China Petroleum & Chemical Corp. - ADR (China)	1,395	133,753
Exxon Mobil Corp.	3,320	270,613
Hess Corp.	1,335	87,616
Marathon Petroleum Corp.	783	63,290
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,100	78,144
TOTAL S.A. (France)[1]	865	56,420
Valero Energy Corp.	660	78,111

		1,028,583

Total Energy		2,086,498

Financials - 2.6%
Banks - 1.3%
Bank of America Corp.	6,750	208,440

1

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
BankUnited, Inc.	905	$35,168
Citigroup, Inc.	2,470	177,568
Fifth Third Bancorp	1,275	37,727
Huntington Bancshares, Inc.	2,345	36,207
JPMorgan Chase & Co.	4,161	478,307
KeyCorp	3,395	70,854
The PNC Financial Services Group, Inc.	255	36,932
Regions Financial Corp.	2,175	40,477
SunTrust Banks, Inc.	540	38,918
U.S. Bancorp	2,092	110,897
Wells Fargo & Co.	6,522	373,645

		1,645,140

Capital Markets - 1.1%
Apollo Global Management LLC - Class A	1,490	52,895
Ares Management LP	1,470	31,384
BlackRock, Inc.	830	417,291
The Blackstone Group LP	1,500	52,380
The Charles Schwab Corp.	10,795	551,193
E*TRADE Financial Corp.*	3,340	199,765

		1,304,908

Insurance - 0.2%
The Allstate Corp.	345	32,816
American International Group, Inc.	520	28,709
Arthur J. Gallagher & Co.	545	38,886
Chubb Ltd.	350	48,902
Lincoln National Corp.	455	30,986
Old Republic International Corp.	1,655	35,268
Principal Financial Group, Inc.	500	29,040
Willis Towers Watson plc	225	35,870

		280,477

Total Financials		3,230,525

Health Care - 5.5%
Biotechnology - 2.0%
AbbVie, Inc.	1,694	156,238
Amgen, Inc.	778	152,916
Biogen, Inc.*	515	172,201
BioMarin Pharmaceutical, Inc.*	3,770	379,111
Gilead Sciences, Inc.	1,616	125,773
Incyte Corp.*	10,535	700,999
Regeneron Pharmaceuticals, Inc.*	835	307,288
Seattle Genetics, Inc.*	4,485	315,744
Vertex Pharmaceuticals, Inc.*	1,030	180,301

		2,490,571

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 0.6%
Koninklijke Philips N.V. (Netherlands)	1,571	$68,841
Medtronic plc[2]	7,929	715,434

		784,275

Health Care Providers & Services - 0.4%
CVS Health Corp.	1,339	86,848
DaVita, Inc.*[2]	5,430	381,620

		468,468

Pharmaceuticals - 2.5%
AstraZeneca plc (United Kingdom)[1]	1,010	77,746
Bristol-Myers Squibb Co.	7,330	430,636
Eli Lilly & Co.	1,869	184,676
Johnson & Johnson	6,525	864,693
Merck & Co., Inc.	8,722	574,518
Novartis AG - ADR (Switzerland)	7,485	627,992
Pfizer, Inc.	5,491	219,256
Sanofi (France)[1]	1,045	90,911
Sanofi - ADR (France)	3,046	132,075

		3,202,503

Total Health Care		6,945,817

Industrials - 2.2%
Aerospace & Defense - 0.4%
The Boeing Co.	563	200,597
Lockheed Martin Corp.	342	111,526
United Technologies Corp.	973	132,075

		444,198

Air Freight & Logistics - 0.3%
FedEx Corp.	1,280	314,714
United Parcel Service, Inc. - Class B	1,074	128,762

		443,476

Airlines - 0.1%
Delta Air Lines, Inc.	1,000	54,420
Southwest Airlines Co.	925	53,798

		108,218

Commercial Services & Supplies - 0.2%
Covanta Holding Corp.	4,990	89,820
Waste Management, Inc.	1,190	107,100

		196,920

Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	1,500	83,325

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	3,174	73,065

2

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Emerson Electric Co.	1,002	$72,425

		145,490

Industrial Conglomerates - 0.3%
3M Co.	928	197,033
General Electric Co.	985	13,425
Honeywell International, Inc.	860	137,299

		347,757

Machinery - 0.1%
Caterpillar, Inc.	569	81,822
Mueller Water Products, Inc. - Class A	7,970	98,429

		180,251

Professional Services - 0.2%
Equifax, Inc.	2,300	288,650

Road & Rail - 0.4%
Genesee & Wyoming, Inc. - Class A*	2,940	252,840
Kansas City Southern	940	109,294
Union Pacific Corp.	931	139,548

		501,682

Total Industrials		2,739,967

Information Technology - 5.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	4,532	191,658

Internet Software & Services - 0.8%
Alibaba Group Holding Ltd. - ADR (China)*	1,890	353,865
Alphabet, Inc. - Class A*	210	257,716
Alphabet, Inc. - Class C*	210	255,625
Tencent Holdings Ltd. - Class H (China)[1]	4,470	203,449

		1,070,655

IT Services - 1.1%
Automatic Data Processing, Inc.	668	90,173
International Business Machines Corp.	1,024	148,408
InterXion Holding N.V. (Netherlands)*	920	59,690
Mastercard, Inc. - Class A	3,270	647,460
Visa, Inc. - Class A	3,480	475,855

		1,421,586

Semiconductors & Semiconductor Equipment - 1.9%
Broadcom, Inc.	393	87,156
Intel Corp.	7,955	382,636
Qorvo, Inc.*	8,320	680,243

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	5,460	$516,407
Taiwan Semiconductor
Manufacturing Co. Ltd. - ADR (Taiwan)	5,180	213,468
Texas Instruments, Inc.	4,466	497,155

		2,377,065

Software - 1.0%
Electronic Arts, Inc.*	2,410	310,287
Microsoft Corp.	7,100	753,168
ServiceNow, Inc.*	1,235	217,311

		1,280,766

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	680	129,397

Total Information Technology		6,471,127

Materials - 1.7%
Chemicals - 0.6%
CF Industries Holdings, Inc.	8,215	364,910
DowDuPont, Inc.	1,890	129,975
FMC Corp.	1,205	108,305
LyondellBasell Industries N.V. - Class A	635	70,352
RPM International, Inc.	865	55,680

		729,222

Containers & Packaging - 0.8%
Ball Corp.	10,378	404,431
Graphic Packaging Holding Co.	8,035	116,749
Sealed Air Corp.	9,515	419,326
Sonoco Products Co.	2,070	115,547

		1,056,053

Metals & Mining - 0.3%
BHP Billiton Ltd. - ADR (Australia)	2,196	114,763
Lundin Mining Corp. (Chile)	20,760	114,903
Rio Tinto plc - ADR (Australia)	1,633	90,632

		320,298

Total Materials		2,105,573

Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITS) - 2.7%
Acadia Realty Trust	535	14,488
Agree Realty Corp.	240	12,778
Alexandria Real Estate Equities, Inc.	100	12,744
American Campus Communities, Inc.	625	25,781
American Homes 4 Rent - Class A	2,345	51,918

3

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Tower Corp.	785	$116,368
Americold Realty Trust	445	9,572
Apartment Investment & Management Co. - Class A	860	36,679
Apple Hospitality REIT, Inc.	1,180	21,228
AvalonBay Communities, Inc.	555	98,152
Bluerock Residential Growth REIT, Inc.	1,060	9,720
Boston Properties, Inc.	620	77,829
Brandywine Realty Trust	3,095	51,037
CatchMark Timber Trust, Inc. - Class A	10,430	129,541
Chesapeake Lodging Trust	610	19,532
Colony Capital, Inc.	8,590	52,914
Community Healthcare Trust, Inc.	2,785	83,550
CoreCivic, Inc.	3,970	101,791
Cousins Properties, Inc.	5,390	50,235
Crown Castle International Corp.	1,145	126,900
CubeSmart	1,025	31,119
Digital Realty Trust, Inc.	950	115,349
EastGroup Properties, Inc.	105	10,009
Equinix, Inc.	1,160	509,565
Equity LifeStyle Properties, Inc.	280	25,477
Equity Residential	890	58,233
Essex Property Trust, Inc.	120	28,854
Extra Space Storage, Inc.	325	30,540
First Industrial Realty Trust, Inc.	665	21,646
Getty Realty Corp.	740	21,201
GGP, Inc.	1,155	24,625
HCP, Inc.	1,415	36,648
Healthcare Realty Trust, Inc.	895	26,591
Healthcare Trust of America, Inc. - Class A	930	25,408
Hibernia REIT plc (Ireland)[1]	11,960	20,363
Host Hotels & Resorts, Inc.	2,410	50,465
Independence Realty Trust, Inc.	1,650	16,747
Invitation Homes, Inc.	2,042	47,191
Jernigan Capital, Inc.	2,745	49,932
Lamar Advertising Co. - Class A	635	46,755
Liberty Property Trust	1,015	43,503
Life Storage, Inc.	135	12,955
The Macerich Co.	270	15,946
Mid-America Apartment Communities, Inc.	575	57,948
National Retail Properties, Inc.	425	18,959
Outfront Media, Inc.	1,860	39,525
Physicians Realty Trust	3,105	48,935

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Plymouth Industrial REIT, Inc.	1,735	$25,383
Prologis, Inc.	1,565	102,695
Public Storage	275	59,903
Regency Centers Corp.	410	26,088
SBA Communications Corp.*	695	109,984
Simon Property Group, Inc.	775	136,563
STAG Industrial, Inc.	2,195	59,967
Sun Communities, Inc.	545	52,843
Sunstone Hotel Investors, Inc.	1,865	30,344
Tier REIT, Inc.	1,380	32,803
UDR, Inc.	1,405	54,064
UMH Properties, Inc.	920	14,205
Unibail - Rodamco-Westfield (France)[1]	135	29,970
Urban Edge Properties	1,905	43,205
Ventas, Inc.	390	21,988
VEREIT, Inc.	2,550	19,456
Vornado Realty Trust	615	44,231
Welltower, Inc.	460	28,796
Weyerhaeuser Co.	1,525	52,124

Total Real Estate		3,481,858

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	1,285	66,357
Zayo Group Holdings, Inc.*	8,830	327,505

Total Telecommunication Services		393,862

Utilities - 0.2%
Electric Utilities - 0.0%##
Exelon Corp.	930	39,525

Independent Power and Renewable Electricity Producers - 0.1%
Boralex, Inc. - Class A (Canada)	1,815	27,737
Innergex Renewable Energy, Inc. (Canada)	2,995	31,013
Northland Power, Inc. (Canada)	1,760	32,174
Pattern Energy Group, Inc. - Class A	1,695	31,476

		122,400

Multi-Utilities - 0.1%
CMS Energy Corp.	1,325	64,050

Total Utilities		225,975

TOTAL COMMON STOCKS
(Identified Cost $31,885,245)		33,930,609

4

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS - 18.3%

Non-Convertible Corporate Bonds - 18.3%
Consumer Discretionary - 2.5%
Auto Components - 0.0%##
Techniplas LLC[4] , 10.00%, 5/1/2020	35,000	$30,888

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	57,000	53,722
LGI Homes, Inc.[4], 6.875%, 7/15/2026	50,000	50,000
Meritage Homes Corp., 5.125%, 6/6/2027	40,000	36,700
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	25,000	25,024
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	21,000	20,842
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	24,000	23,160
Weekley Homes LLC - Weekley Finance Corp.[4], 6.625%, 8/15/2025	35,000	33,250

		242,698

Internet & Direct Marketing Retail - 0.9%
Booking Holdings, Inc., 3.60%, 6/1/2026	1,100,000	1,069,938

Media - 0.8%
CCO Holdings LLC - CCO Holdings
Capital Corp.[4], 5.50%, 5/1/2026	25,000	24,562
CSC Holdings, LLC, 5.25%, 6/1/2024	48,000	46,200
Discovery Communications LLC, 5.20%, 9/20/2047	730,000	718,787
Telenet Finance Luxembourg Notes
S.A.R.L (Belgium)[4], 5.50%, 3/1/2028	200,000	182,500

		972,049

Multiline Retail - 0.6%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	350,000	381,380
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	350,000	378,563

		759,943

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[4], 4.875%, 5/15/2026	25,000	24,156

Total Consumer Discretionary		3,099,672

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	25,000	24,781

Household Products - 0.0%##
First Quality Finance Co., Inc.[4], 5.00%, 7/1/2025	35,000	32,288

Total Consumer Staples		57,069

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 3.3%
Energy Equipment & Services - 0.0%##
Shelf Drilling Holdings Ltd. (United
Arab Emirates)[4], 8.25%, 2/15/2025	30,000	$30,600
Trinidad Drilling Ltd. (Canada)[4], 6.625%, 2/15/2025	36,000	34,830

		65,430

Oil, Gas & Consumable Fuels - 3.3%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	990,000	1,056,581
Cheniere Energy Partners LP, 5.25%, 10/1/2025	45,000	44,775
DCP Midstream Operating LP4, 9.75%, 3/15/2019	20,000	20,820
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	36,000	36,090
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	60,000	62,250
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	30,000	29,925
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	55,000	45,512
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	890,000	1,051,760
Petroleos Mexicanos (Mexico)[4], 6.35%, 2/12/2048	630,000	559,912
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	25,000	25,723
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	980,000	1,065,808
SemGroup Corp., 6.375%, 3/15/2025	55,000	52,800
Seven Generations Energy Ltd. (Canada)[4], 5.375%, 9/30/2025	24,000	23,040
Southwestern Energy Co.[5], 6.20%, 1/23/2025	27,000	26,629
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024	25,000	25,625

		4,127,250

Total Energy		4,192,680

Financials - 5.9%
Banks - 3.1%
Bank of America Corp., 4.00%, 1/22/2025	1,080,000	1,066,373
Citigroup, Inc., 8.125%, 7/15/2039	720,000	1,041,451
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,030,000	1,056,884
Popular, Inc., 7.00%, 7/1/2019	41,000	41,738

5

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc., 3.40%, 1/18/2023	730,000	$707,037

		3,913,483

Capital Markets - 0.8%
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.563%, 5/8/2024	1,050,000	1,068,851

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	30,000	30,045
SLM Corp., 5.125%, 4/5/2022	40,000	39,900

		69,945

Diversified Financial Services - 0.7%
Aircastle Ltd., 6.25%, 12/1/2019	15,000	15,487
International Lease Finance Corp., 6.25%, 5/15/2019	716,000	734,106
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	45,000	43,650
Navient Corp., 7.25%, 9/25/2023	30,000	31,425
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[4], 6.375%, 12/15/2022	45,000	45,675
Park Aerospace Holdings Ltd. (Ireland)[4], 4.50%, 3/15/2023	44,000	42,020

		912,363

Insurance - 1.2%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	720,000	744,229
Prudential Financial, Inc.[7], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	670,000	713,684

		1,457,913

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	30,000	30,300

Total Financials		7,452,855

Health Care - 1.2%
Health Care Providers & Services - 1.2%
DaVita, Inc., 5.00%, 5/1/2025	35,000	32,987
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 6.50%, 9/15/2018	15,000	15,057
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 5.625%, 7/31/2019	1,425,000	1,458,961
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[4], 6.625%, 5/15/2022	25,000	24,688

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp., 6.00%, 10/1/2020	20,000	$20,775

Total Health Care		1,552,468

Industrials - 0.9%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	26,000	26,260

Construction & Engineering - 0.0%##
Tutor Perini Corp.[4], 6.875%, 5/1/2025	36,000	35,730

Industrial Conglomerates - 0.1%
LSB Industries, Inc.[4], 9.625%, 5/1/2023	45,000	45,787

Machinery - 0.6%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	710,000	711,775

Marine - 0.0%##
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	45,000	44,719

Professional Services - 0.0%##
Nielsen Finance LLC - Nielsen Finance Co.[4], 5.00%, 4/15/2022	30,000	29,156

Transportation Infrastructure - 0.2%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	200,000	203,000

Total Industrials		1,096,427

Information Technology - 1.5%
Internet Software & Services - 1.4%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	1,130,000	1,058,788
MSCI, Inc.[4], 5.375%, 5/15/2027	30,000	30,225
Tencent Holdings Ltd. (China) [4], 3.595%, 1/19/2028	740,000	705,723

		1,794,736

Semiconductors & Semiconductor Equipment - 0.1%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	39,000	37,928

Total Information Technology		1,832,664

Materials - 0.7%
Chemicals - 0.0%##
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[4], 8.375%, 12/1/2022	32,000	32,560

Containers & Packaging - 0.0%##
W/S Packaging Holdings, Inc.[4], 9.00%, 4/15/2023	45,000	45,900

6

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	PRINCIPAL
	AMOUNT3 / SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 0.7%
Corp Nacional del Cobre de Chile (Chile)[4], 5.625%, 9/21/2035	630,000	$698,366
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	75,000	76,125
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	30,000	31,155

		805,646

Total Materials		884,106

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	95,000	93,163
iStar, Inc., 5.25%, 9/15/2022	34,000	33,150

		126,313

Real Estate Management & Development - 0.6%
American Homes 4 Rent LP, 4.25%, 2/15/2028	730,000	700,500
Greystar Real Estate Partners, LLC[4], 5.75%, 12/1/2025	40,000	38,800

		739,300

Total Real Estate		865,613

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.4%
AT&T, Inc., 4.25%, 3/1/2027	710,000	702,601
Verizon Communications, Inc., 5.50%, 3/16/2047	1,000,000	1,091,159

		1,793,760

Wireless Telecommunication Services - 0.2%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	61,000	58,255
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	100,000	99,000
Sprint Communications, Inc.[4], 9.00%, 11/15/2018	11,000	11,187

		168,442

Total Telecommunication Services		1,962,202

TOTAL CORPORATE BONDS
(Identified Cost $23,458,596)		22,995,756

MUTUAL FUNDS - 0.1%
iShares Russell 1000 Value ETF	225	28,197
iShares U.S. Real Estate ETF	805	65,406

TOTAL MUTUAL FUNDS
(Identified Cost $93,270)		93,603

	PRINCIPAL AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES - 24.1%

U.S. Treasury Bonds - 3.6%
U.S. Treasury Bond, 6.25%, 5/15/2030	909,000	$1,202,579
U.S. Treasury Bond, 4.75%, 2/15/2037	1,504,000	1,876,122
U.S. Treasury Bond, 2.50%, 2/15/2045	1,022,000	914,131
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	590,558	568,006

Total U.S. Treasury Bonds (Identified Cost $4,779,825)		4,560,838

U.S. Treasury Notes - 20.5%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	2,878,452	2,834,321
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	579,537	561,958
U.S. Treasury Note, 1.625%, 4/30/2019	7,601,000	7,559,729
U.S. Treasury Note, 1.375%, 4/30/2020	3,887,000	3,802,883
U.S. Treasury Note, 1.125%, 7/31/2021	7,613,000	7,253,464
U.S. Treasury Note, 1.625%, 4/30/2023	2,665,000	2,521,340
U.S. Treasury Note, 1.625%, 5/15/2026	1,350,000	1,226,654

Total U.S. Treasury Notes (Identified Cost $26,040,616)		25,760,349

TOTAL U.S. TREASURY SECURITIES (Identified Cost $30,820,441)		30,321,187

ASSET-BACKED SECURITIES - 3.1%

Capital One Multi-Asset Execution Trust, Series 2016, Class A4, 1.33%, 6/15/2022	200,000	196,989
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	228,000	224,543
Chesapeake Funding II LLC, Series 2016-2A, Class A1[4], 1.88%, 6/15/2028	214,352	213,290
Chesapeake Funding II LLC, Series 2017-2A, Class A1[4], 1.99%, 5/15/2029	123,868	122,595
Colony American Homes, Series 2015-1A, Class A4,6,(1 mo. LIBOR US + 1.200%), 3.278%, 7/17/2032	226,495	226,517
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	255,000	253,545

7

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

GM Financial Automobile Leasing Trust, Series 2016-3, Class A4, 1.78%, 5/20/2020	225,000	$223,493
Invitation Homes Trust, Series 2017-SFR2, Class A4,6,(1mo. LIBOR US + 0.850%), 2.923%, 12/17/2036	79,597	79,550
Invitation Homes Trust, Series 2017-SFR2, Class B4,6,(1 mo. LIBOR US + 1.150%), 3.223%, 12/17/2036	60,000	60,102
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	150,000	145,166
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	504,834	495,099
SoFi Consumer Loan Program LLC, Series 2016-5, Class A4, 3.06%, 9/25/2028	211,632	210,627
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	138,832	138,087
SoFi Professional Loan Program LLC, Series 2015-D, Class A2[4], 2.72%, 10/27/2036	109,207	107,484
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B4, 2.74%, 10/25/2032	96,618	96,115
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B4, 2.49%, 1/25/2036	280,000	275,360
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	57,342	56,856
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	76,556	75,841
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	75,000	73,083
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A4, 2.39%, 2/25/2042	147,193	145,941
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	220,501	213,143
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	200,000	191,989

	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.45%, 8/15/2019	87,216	$86,949

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,969,228)		3,912,364

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.1%
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/10/2035	567,000	537,707
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A4, 3.531%, 10/15/2034	260,000	260,100
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	545,000	535,146
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,8], 2.50%, 5/25/2043	158,901	147,566
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,8], 2.13%, 2/25/2043	103,307	95,473
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	328,008	326,105
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[8], 3.06%, 7/25/2023	664,000	660,072
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[8], 3.458%, 8/25/2023	727,000	735,303
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	518,000	509,825
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	342,000	338,772
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	418,901	426,618
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	436,974	451,503
FREMF Mortgage Trust, Series 2011-K13, Class B4,8, 4.768%, 1/25/2048	321,504	330,785
FREMF Mortgage Trust, Series 2013-K712, Class B4,8 , 3.36%, 5/25/2045	135,000	135,124
FREMF Mortgage Trust, Series 2013-K713, Class B4,8, 3.263%, 4/25/2046	300,000	299,335

8

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2014-K41, Class B4,8, 3.832%, 11/25/2047	273,000	$269,859
FREMF Mortgage Trust, Series 2014-K503, Class B4,8, 3.089%, 10/25/2047	300,000	298,958
FREMF Mortgage Trust, Series 2014-K716, Class B4,8, 3.95%, 8/25/2047	451,000	456,277
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,8], 3.495%, 12/15/2034	305,000	304,690
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,8], 3.495%, 12/15/2034	1,290,000	1,282,564
Government National Mortgage Association, Series 2012-113, Class PY, 2.50%, 9/20/2042	250,000	223,147
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	324,428	306,586
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,8], 3.50%, 5/25/2043	88,874	87,058
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,8], 3.00%, 6/25/2029	118,133	116,739
JP Morgan Mortgage Trust, Series 2017-2, Class A5[4,8], 3.50%, 5/25/2047	337,989	334,054
JP Morgan Mortgage Trust, Series 2017-2, Class A6[4,8], 3.00%, 5/25/2047	363,025	355,844
JP Morgan Mortgage Trust, Series 2017-3, Class 1A3[4,8], 3.50%, 8/25/2047	335,668	327,552
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[4,8], 3.50%, 8/25/2047	432,059	425,612
JP Morgan Mortgage Trust, Series 2017-6, Class A3[4,8], 3.50%, 12/25/2048	235,403	229,570
JP Morgan Mortgage Trust, Series 2017-6, Class A5[4,8], 3.50%, 12/25/2048	278,105	273,781
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,8], 3.75%, 11/25/2054	105,128	105,188
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,8], 3.75%, 8/25/2055	114,691	114,760
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,8], 3.75%, 11/25/2056	150,403	150,306
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	117,572	114,197

	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043		123,020	$118,482

Starwood Retail Property Trust, Series 2014-STAR, Class A4,6, (1 mo. LIBOR US + 1.220%), 3.292%, 11/15/2027		261,564	261,673

Towd Point Mortgage Trust, Series 2016-5, Class A1[4,8], 2.50%, 10/25/2056		246,472	239,891

WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,8], 4.869%, 2/15/2044		349,501	360,820

WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,8], 3.50%, 1/20/2045		126,900	124,262

WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,8], 3.50%, 3/20/2045		108,405	108,427

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $13,054,220)			12,779,731

FOREIGN GOVERNMENT BONDS - 2.1%

Canada Housing Trust No. 1 (Canada)[4] , 4.10%, 12/15/2018	CAD	27,000	20,940
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	33,000	25,876
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		1,000,000	979,567
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		600,000	588,843
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	733,000	39,432
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	275,000	14,250
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	504,000	25,865
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	92,000	4,913
Province of Ontario (Canada), 2.00%, 9/27/2018		211,000	210,880
Province of Ontario (Canada), 1.25%, 6/17/2019		206,000	203,478
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	60,000	44,346
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		504,000	495,553

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,690,006)			2,653,943

9

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES - 9.2%

Mortgage-Backed Securities - 9.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	21,117	$21,568
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	24,839	25,349
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	98,009	102,157
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	94,455	98,436
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	72,236	78,933
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	91,734	98,950
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	48,115	51,880
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	54,488	59,537
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	114,761	120,218
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	97,468	105,143
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	70,849	77,308
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	94,827	103,515
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	149,306	156,197
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	81,129	83,011
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	134,024	140,626
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	306,407	304,537
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	116,756	119,028
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	265,008	263,349
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	204,609	203,328
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046	124,036	126,078
Fannie Mae, Pool #AS7800, 3.00%, 8/1/2046	575,792	555,789
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	336,378	324,693
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046	142,887	145,241
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	107,641	109,413
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	104,374	106,093
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	143,187	149,598
Fannie Mae, Pool #CA0241, 4.00%, 8/1/2047	544,470	553,777
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047	181,548	184,652

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3148, 3.50%, 10/1/2047	737,861	$732,613
Fannie Mae, Pool #BJ1323, 3.50%, 11/1/2047	623,802	619,317
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	513,592	532,917
Fannie Mae, Pool #MA3334, 4.50%, 4/1/2048	537,245	557,531
Fannie Mae, Pool #BM4322, 4.00%, 7/1/2048	625,000	636,546
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	165,171	176,635
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	123,197	128,387
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	44,199	48,354
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	41,930	45,159
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	37,886	40,811
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	163,953	171,810
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	165,562	173,487
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	138,525	145,156
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	240,260	239,925
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	189,700	189,437
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	138,071	140,686
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	242,398	246,841
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	183,522	187,073
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	283,797	281,732
Freddie Mac, Pool #Q45878, 3.00%, 12/1/2046	335,131	323,270
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	249,315	253,365
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	285,662	290,222
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	213,035	221,762
Freddie Mac, Pool #Q55506, 4.50%, 4/1/2048	751,970	779,974

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $11,888,589)		11,631,414

U.S. GOVERNMENT SECURITIES - 4.7%

U.S. Treasury Bill - 4.7%
U.S. Treasury Bill[9], 1.86%, 9/6/2018
(Identified Cost $5,963,915)	5,975,000	5,963,707

10

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.5%
Dreyfus Government Cash Management, Institutional Shares[10], 1.81%, (Identified Cost $1,876,177)	1,876,177	$1,876,177

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Identified Cost $125,699,687)		126,158,491

VALUE

TOTAL OPTIONS
WRITTEN - 0.0%##
(Premiums Received $7,605)	$(4,882)

TOTAL INVESTMENTS - 100.1%	126,153,609
LIABILITIES, LESS OTHER ASSETS - (0.1%)	(173,198)

NET ASSETS - 100%	$125,980,411

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Qorvo, Inc.	15	08/17/2018	$92.50	123	$(915)
The Charles Schwab Corp.	27	08/31/2018	51.50	138	(1,755)

					(2,670)

Put
Qorvo, Inc.	19	08/17/2018	72.50	155	(1,330)
Microsoft Corp.	18	08/31/2018	98.50	191	(882)

					(2,212)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(4,882)

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2018, the total value of such securities was $922,539.

3Amount is stated in USD unless otherwise noted.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $15,585,410, or 12.4% of the Series’ net assets as of July 31, 2018.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Floating rate security. Rate shown is the rate in effect as of July 31, 2018.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2018.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2018.

9Represents the annualized yield at time of purchase.

10Rate shown is the current yield as of July 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

11

Investment Portfolio - July 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$3,137,096	$2,840,359	$296,737	$—
Consumer Staples	3,112,311	1,983,880	1,128,431	—
Energy	2,086,498	2,030,078	56,420	—
Financials	3,230,525	3,230,525	—	—
Health Care	6,945,817	6,777,160	168,657	—
Industrials	2,739,967	2,739,967	—	—
Information Technology	6,471,127	6,267,678	203,449	—
Materials	2,105,573	2,105,573	—	—
Real Estate	3,481,858	3,431,525	50,333	—
Telecommunication Services	393,862	393,862	—	—
Utilities	225,975	225,975	—	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	47,916,308	—	47,916,308	—
Corporate debt:
Consumer Discretionary	3,099,672	—	3,099,672	—
Consumer Staples	57,069	—	57,069	—
Energy	4,192,680	—	4,192,680	—
Financials	7,452,855	—	7,452,855	—
Health Care	1,552,468	—	1,552,468	—
Industrials	1,096,427	—	1,096,427	—
Information Technology	1,832,664	—	1,832,664	—
Materials	884,106	—	884,106	—
Real Estate	865,613	—	865,613	—
Telecommunication Services	1,962,202	—	1,962,202	—
Asset-backed securities	3,912,364	—	3,912,364	—
Commercial mortgage-backed securities	12,779,731	—	12,779,731	—
Foreign government bonds	2,653,943	—	2,653,943	—
Mutual funds	1,969,780	1,969,780	—	—

Total assets	126,158,491	33,996,362	92,162,129	—

12

Investment Portfolio - July 31, 2018

(unaudited)

DESCRIPTION	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Other financial instruments*:
Equity contracts	$	(4,882)	$(1,797)	$(3,085)	$—

Total liabilities		(4,882)	(1,797)	(3,085)	—

Total		$126,153,609	$33,994,565	$92,159,044	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

13

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE

COMMON STOCKS - 34.4%

Consumer Discretionary - 3.7%
Auto Components - 0.1%
Koito Manufacturing Co. Ltd. (Japan)[1]	100	$6,442
Magna International, Inc. (Canada)	140	8,528
Nemak S.A.B. de C.V. (Mexico)[2]	26,500	21,854
NGK Spark Plug Co. Ltd. (Japan)[1]	300	8,663

		45,487

Automobiles - 0.0%##
Geely Automobile Holdings Ltd. (China)[1]	6,000	13,761
Suzuki Motor Corp. (Japan)[1]	400	23,527

		37,288

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)[1]	16,000	13,737
China Yuhua Education Corp. Ltd. (China)[1,2]	12,000	8,983
Fu Shou Yuan International Group Ltd. (China)[1]	25,000	23,062
New Oriental Education & Technology Group, Inc. - ADR (China)	200	17,208
TAL Education Group - ADR (China)*	235	7,518
Wisdom Education International Holdings Co. Ltd. (China)[1]	20,000	17,892

		88,400

Hotels, Restaurants & Leisure - 0.0%##
Accor S.A. (France)[1]	445	22,909
Compass Group plc (United Kingdom)[1]	390	8,389

		31,298

Household Durables - 0.0%##
DR Horton, Inc.	110	4,807
Kaufman & Broad S.A. (France)[1]	460	23,511
Lennar Corp. - Class A	90	4,704
LGI Homes, Inc.*	80	4,135

		37,157

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc.*	180	319,937
Booking Holdings, Inc.*	720	1,460,678
Despegar.com Corp. (Argentina)*	325	6,832

		1,787,447

Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)[1]	400	16,003

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Leisure Products (continued)
Trigano S.A. (France)[1]	245	$35,164
Yamaha Corp. (Japan)[1]	500	23,397

		74,564

Media - 0.4%
Quebecor, Inc. - Class B (Canada)	11,650	242,789
Shaw Communications, Inc. - Class B (Canada)	10,695	223,708

		466,497

Multiline Retail - 0.0%##
Next plc (United Kingdom)[1]	105	8,175

Specialty Retail - 0.6%
Fnac Darty S.A. (France)*[1]	255	23,137
Industria de Diseno Textil S.A. (Spain)[1]	18,515	606,745
Maisons du Monde S.A. (France)[1,2]	465	14,215

		644,097

Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd. (China)[1]	5,000	25,536
Burberry Group plc (United Kingdom)[1]	590	16,297
Hermes International (France)[1]	25	15,822
lululemon athletica, Inc.*	8,000	959,600
Luxottica Group S.p.A. (Italy)[1]	130	8,790
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	30	10,455
Moncler S.p.A (Italy)[1]	365	16,087

		1,052,587

Total Consumer Discretionary		4,272,997

Consumer Staples - 3.4%
Beverages - 2.4%
Ambev S.A. - ADR (Brazil)	123,005	632,246
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	11,605	1,180,966
Davide Campari-Milano S.p.A (Italy)[1]	1,890	15,921
Diageo plc (United Kingdom)[1]	25,810	946,899
Treasury Wine Estates Ltd. (Australia)[1]	2,545	34,851

		2,810,883

Food & Staples Retailing - 0.0%##
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	400	17,347
Metro, Inc. (Canada)	240	8,092

1

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Sun Art Retail Group Ltd. (Hong Kong)[1]	6,500	$8,309

		33,748

Food Products - 0.1%
Danone S.A. (France)[1]	435	34,153
Grupo Bimbo S.A.B. de C.V. - Series A (Mexico)	4,835	10,356
Kerry Group plc - Class A (Ireland)[1]	335	35,647
Kikkoman Corp. (Japan)[1]	300	14,238
Nestle S.A. (Switzerland)[1]	460	37,487
Saputo, Inc. (Canada)	250	8,335

		140,216

Household Products - 0.1%
Henkel AG & Co. KGaA (Germany)[1]	125	15,686
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	9,300	17,125
Lion Corp. (Japan)[1]	1,000	18,107

		50,918

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	350	40,799
Kao Corp. (Japan)[1]	100	7,305
Kobayashi Pharmaceutical Co. Ltd. (Japan)[1]	100	8,348
L’Oreal S.A. (France)[1]	65	15,884
Unilever plc - ADR (United Kingdom)	14,665	836,052

		908,388

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	510	27,938
Swedish Match AB (Sweden)[1]	165	9,020

		36,958

Total Consumer Staples		3,981,111

Energy - 2.0%
Energy Equipment & Services - 1.8%
Core Laboratories N.V	140	15,697
Diamond Offshore Drilling, Inc.*	17,630	338,496
Ensco plc - Class A	40,035	297,460
Schlumberger Ltd.[3]	13,285	897,003
Transocean Ltd.*	41,350	532,175

		2,080,831

Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp. (Canada)	1,315	14,202

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (Canada)	685	$25,170
China Petroleum & Chemical Corp. - Class H (China)[1]	20,000	19,225
Eni S.p.A. (Italy)[1]	865	16,650
Galp Energia SGPS S.A. (Portugal)[1]	2,180	44,773
Repsol S.A. (Spain)[1]	1,675	33,223
Royal Dutch Shell plc - Class B - ADR (Netherlands)	560	39,782
SK Innovation Co. Ltd. (South Korea)[1]	95	16,873
Suncor Energy, Inc. (Canada)	530	22,319
TOTAL S.A. (France)[1]	410	26,742
Vermilion Energy, Inc. (Canada)	550	18,933
Woodside Petroleum Ltd. (Australia)[1]	625	16,752

		294,644

Total Energy		2,375,475

Financials - 2.2%
Banks - 0.2%
Banco Comercial Portugues S.A. (Portugal)*[1]	45,965	14,395
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	205	10,139
Bankia S.A. (Spain)[1]	6,245	24,550
Bankinter S.A. (Spain)[1]	2,225	21,461
CaixaBank S.A. (Spain)[1]	8,585	39,498
Erste Group Bank AG (Austria)[1]	420	18,140
Eurobank Ergasias S.A. (Greece)*[1]	17,630	18,271
FinecoBank Banca Fineco S.p.A. (Italy)[1]	2,910	34,124
Jyske Bank A/S (Denmark)[1]	310	17,558
KBC Group N.V. (Belgium)[1]	220	16,889
Sydbank A/S (Denmark)[1]	435	16,144

		231,169

Capital Markets - 2.0%
BlackRock, Inc.	1,580	794,361
The Charles Schwab Corp.	19,650	1,003,329
E*TRADE Financial Corp.*	6,460	386,373
Euronext N.V. (Netherlands)[1,2]	400	24,825
Japan Exchange Group, Inc. (Japan)[1]	900	16,009
Julius Baer Group Ltd. (Switzerland)[1]	1,020	55,957

		2,280,854

2

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.0%##
Admiral Group plc (United Kingdom)[1]	325	$8,448

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	370	17,004

Total Financials		2,537,475

Health Care - 7.5%
Biotechnology - 3.4%
Biogen, Inc.*	960	320,995
BioMarin Pharmaceutical, Inc.*	7,215	725,540
Incyte Corp.*	19,930	1,326,142
Regeneron Pharmaceuticals, Inc.*	1,675	616,417
Seattle Genetics, Inc.*	8,435	593,824
Vertex Pharmaceuticals, Inc.*	1,855	324,718

		3,907,636

Health Care Equipment & Supplies - 1.0%
Coloplast A/S - Class B (Denmark)[1]	155	16,906
Essilor International Cie Generale d’Optique S.A. (France)[1]	115	16,947
Hoya Corp. (Japan)[1]	100	6,018
Medtronic plc	12,620	1,138,703
Smith & Nephew plc (United Kingdom)[1]	960	16,621
Sonova Holding AG (Switzerland)[1]	90	16,593

		1,211,788

Health Care Providers & Services - 0.7%
DaVita, Inc.*	10,240	719,667
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	170	16,584
Orpea (France)[1]	215	29,525

		765,776

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	325	11,739
QIAGEN N.V.*[1]	465	16,859
Tecan Group AG (Switzerland)[1]	35	8,880

		37,478

Pharmaceuticals - 2.4%
Astellas Pharma, Inc. (Japan)[1]	500	8,155
Bristol-Myers Squibb Co.[3]	6,200	364,250
Chugai Pharmaceutical Co. Ltd. (Japan)[1]	300	15,260
Ipsen S.A. (France)[1]	50	8,307
Johnson & Johnson	6,220	824,274
Merck & Co., Inc.	7,410	488,097
Novartis AG - ADR (Switzerland)	12,575	1,055,043

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Novo Nordisk A/S - Class B (Denmark)[1]	165	$8,208
Perrigo Co. plc	510	41,065
Santen Pharmaceutical Co. Ltd. (Japan)[1]	500	8,363

		2,821,022

Total Health Care		8,743,700

Industrials - 2.1%
Aerospace & Defense - 0.0%##
BAE Systems plc (United Kingdom)[1]	2,250	19,261
CAE, Inc. (Canada)	390	8,125
MTU Aero Engines AG (Germany)[1]	45	9,543

		36,929

Air Freight & Logistics - 0.5%
FedEx Corp.[3]	2,460	604,840

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	120	12,648

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	1,140	50,682
Daikin Industries Ltd. (Japan)[1]	200	23,906
Geberit AG (Switzerland)[1]	60	26,716

		101,304

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	17,000	20,741
Elis S.A. (France)[1]	1,545	35,464
Secom Co. Ltd. (Japan)[1]	100	7,643
SPIE S.A. (France)[1]	1,650	31,244

		95,092

Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	305	34,084
FLSmidth & Co. A/S (Denmark)[1]	250	16,453
Vinci S.A. (France)[1]	770	77,478

		128,015

Electrical Equipment - 0.0%##
Schneider Electric SE (France)[1]	100	8,027

Industrial Conglomerates - 0.0%##
Siemens AG (Germany)[1]	250	35,285
Smiths Group plc (United Kingdom)[1]	370	7,819

		43,104

3

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 0.2%
Epiroc AB - Class A (Sweden)*[1]	2,715	$32,507
FANUC Corp. (Japan)[1]	100	20,164
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	80	7,643
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	105	8,805
Jungheinrich AG (Germany)[1]	495	18,218
KION Group AG (Germany)[1]	345	23,677
Kone OYJ - Class B (Finland)[1]	300	16,400
Makita Corp. (Japan)[1]	200	8,997
Metso OYJ (Finland)[1]	950	34,795
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	1,285	7,465
Schindler Holding AG (Switzerland)[1]	70	16,301
The Weir Group plc (United Kingdom)[1]	1,660	42,538

		237,510

Professional Services - 0.5%
Equifax, Inc.	4,410	553,455
Experian plc (United Kingdom)[1]	330	8,102
Intertek Group plc (United Kingdom)[1]	115	8,871
Randstad Holding N.V. (Netherlands)[1]	415	26,264
Recruit Holdings Co. Ltd. (Japan)[1]	500	13,701
Teleperformance (France)[1]	50	9,157
Wolters Kluwer N.V. (Netherlands)[1]	145	8,732

		628,282

Road & Rail - 0.4%
Canadian National Railway Co. (Canada)	95	8,480
Genesee & Wyoming, Inc. - Class A*	5,640	485,040

		493,520

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	550	16,885
Brenntag AG (Germany)[1]	340	20,401
Ferguson plc (Switzerland)[1]	103	8,123
Kanamoto Co. Ltd. (Japan)[1]	500	15,591

		61,000

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,800	10,943
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	210	19,856

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	1,150	$20,541

		51,340

Total Industrials		2,501,611

Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)[1]	930	17,156
Hexagon A.B. - Class B (Sweden)[1]	425	25,904
Keyence Corp. (Japan)[1]	100	52,897

		95,957

Internet Software & Services - 1.9%
Alibaba Group Holding Ltd. - ADR (China)*	4,045	757,345
Alphabet, Inc. - Class A*	390	478,616
Alphabet, Inc. - Class C*	390	474,731
NetEase, Inc. - ADR (China)	75	19,350
Tencent Holdings Ltd. - Class H (China)[1]	9,403	427,972

		2,158,014

IT Services - 2.0%
Amadeus IT Group S.A. (Spain)[1]	105	8,957
Amdocs Ltd.	685	46,292
Atos SE (France)[1]	65	8,710
Capgemini SE (France)[1]	70	8,955
Computershare Ltd. (Australia)[1]	600	8,121
InterXion Holding N.V. (Netherlands)*	935	60,663
Mastercard, Inc. - Class A	6,220	1,231,560
Nomura Research Institute Ltd. (Japan)[1]	300	14,417
Obic Co. Ltd. (Japan)[1]	100	8,591
Sopra Steria Group (France)[1]	210	37,145
Visa, Inc. - Class A	6,400	875,136

		2,308,547

Semiconductors & Semiconductor Equipment - 2.1%
Qorvo, Inc.*	15,580	1,273,821
Skyworks Solutions, Inc.	8,350	789,743
Texas Instruments, Inc.	3,880	431,922

		2,495,486

Software - 1.9%
Atlassian Corp. plc - Class A*	95	6,879
Check Point Software Technologies Ltd. (Israel)*	145	16,337

4

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Electronic Arts, Inc.*[3]	4,535	$583,881
Microsoft Corp.	11,090	1,176,427
Nexon Co. Ltd. (Japan)*[1]	2,030	29,250
Oracle Corp. (Japan)[1]	200	16,787
SAP SE (Germany)[1]	75	8,729
ServiceNow, Inc.*	2,375	417,905
Trend Micro, Inc. (Japan)[1]	200	11,817

		2,268,012

Total Information Technology		9,326,016

Materials - 2.2%
Chemicals - 0.8%
Akzo Nobel N.V. (Netherlands)[1]	460	42,486
Asahi Kasei Corp. (Japan)[1]	700	9,357
CF Industries Holdings, Inc.	15,645	694,951
Croda International plc (United Kingdom)[1]	525	35,420
Frutarom Industries Ltd. (Israel)[1]	80	8,086
Mexichem S.A.B. de C.V. (Mexico)	7,350	25,720
Nippon Paint Holdings Co. Ltd. (Japan)[1]	200	8,740
Nissan Chemical Corp. (Japan)[1]	200	8,966
Novozymes A/S - Class B (Denmark)[1]	160	8,425
OCI N.V. (Netherlands)*[1]	760	22,977
Solvay S.A. (Belgium)[1]	290	39,730

		904,858

Construction Materials - 0.0%##
Wienerberger AG (Austria)[1]	1,015	24,881

Containers & Packaging - 1.1%
Ball Corp.	20,260	789,532
Sealed Air Corp.	12,120	534,128

		1,323,660

Metals & Mining - 0.3%
Antofagasta plc (Chile)[1]	3,205	42,091
First Quantum Minerals Ltd. (Zambia)	435	6,785
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	5,500	17,313
Lundin Mining Corp. (Chile)	36,330	201,081
Southern Copper Corp. (Peru)	575	28,382

		295,652

Paper & Forest Products - 0.0%##
Mondi plc (United Kingdom)[1]	310	8,524

Total Materials		2,557,575

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate - 2.6%
Equity Real Estate Investment Trusts (REITS) - 2.6%
Acadia Realty Trust	440	$11,915
Agree Realty Corp.	195	10,382
Alexandria Real Estate Equities, Inc.	85	10,832
American Campus Communities, Inc.	510	21,038
American Homes 4 Rent - Class A	1,935	42,841
American Tower Corp.	1,500	222,360
Americold Realty Trust	365	7,851
Apartment Investment & Management Co. - Class A	735	31,348
Apple Hospitality REIT, Inc.	970	17,450
AvalonBay Communities, Inc.	450	79,583
Bluerock Residential Growth REIT, Inc.	870	7,978
Boston Properties, Inc.	480	60,254
Brandywine Realty Trust	2,505	41,307
CatchMark Timber Trust, Inc. - Class A	2,545	31,609
Chesapeake Lodging Trust	500	16,010
Colony Capital, Inc.	2,080	12,813
Community Healthcare Trust, Inc.	615	18,450
CoreCivic, Inc.	2,180	55,895
Cousins Properties, Inc.	4,370	40,728
Crown Castle International Corp.	275	30,478
CubeSmart	800	24,288
Digital Realty Trust, Inc.	510	61,924
EastGroup Properties, Inc.	85	8,102
Equinix, Inc.	1,605	705,044
Equity LifeStyle Properties, Inc.	225	20,473
Equity Residential	720	47,110
Essex Property Trust, Inc.	100	24,045
Extra Space Storage, Inc.	255	23,962
First Industrial Realty Trust, Inc.	520	16,926
Getty Realty Corp.	605	17,333
GGP, Inc.	955	20,361
HCP, Inc.	1,155	29,915
Healthcare Realty Trust, Inc.	725	21,540
Healthcare Trust of America, Inc. - Class A	760	20,763
Hibernia REIT plc (Ireland)[1]	9,625	16,387
Host Hotels & Resorts, Inc.	1,985	41,566
Independence Realty Trust, Inc.	1,335	13,550
Invitation Homes, Inc.	1,685	38,940
Jernigan Capital, Inc.	730	13,279
Lamar Advertising Co. - Class A	175	12,885
Liberty Property Trust	820	35,145

5

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Life Storage, Inc.	110	$10,556
The Macerich Co.	270	15,946
Mid-America Apartment Communities, Inc.	475	47,871
National Retail Properties, Inc.	360	16,060
Outfront Media, Inc.	540	11,475
Physicians Realty Trust	2,535	39,952
Plymouth Industrial REIT, Inc.	715	10,460
Prologis, Inc.	1,260	82,681
Public Storage	235	51,190
Regency Centers Corp.	335	21,316
SBA Communications Corp.*	1,330	210,474
Simon Property Group, Inc.	630	111,012
STAG Industrial, Inc.	815	22,266
Sun Communities, Inc.	440	42,662
Sunstone Hotel Investors, Inc.	1,535	24,974
Tier REIT, Inc.	1,075	25,553
UDR, Inc.	1,140	43,867
UMH Properties, Inc.	745	11,503
Unibail-Rodamco-Westfield (France)[1]	225	49,950
Urban Edge Properties	1,580	35,834
Ventas, Inc.	315	17,760
VEREIT, Inc.	2,160	16,481
Vornado Realty Trust	515	37,039
Welltower, Inc.	370	23,162
Weyerhaeuser Co.	405	13,843

		2,978,547

Real Estate Management & Development - 0.0%##
Nexity S.A. (France)[1]	260	15,998

Total Real Estate		2,994,545

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Iliad S.A. (France)[1]	80	12,648
Zayo Group Holdings, Inc.*	16,460	610,501

		623,149

Wireless Telecommunication Services - 0.0%##
KDDI Corp. (Japan)[1]	500	13,918
NTT DOCOMO, Inc. (Japan)[1]	600	15,447

Total Telecommunication Services		652,514

	SHARES/
	PRINCIPAL
	AMOUNT[4]	VALUE

COMMON STOCKS (continued)

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	44,000	$40,984
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	100,000	37,209

		78,193

Water Utilities - 0.0%##
Guangdong Investment Ltd. (China)[1]	8,000	13,792

Total Utilities		91,985

TOTAL COMMON STOCKS (Identified Cost $37,518,857)		40,035,004

CORPORATE BONDS - 15.7%

Non-Convertible Corporate Bonds - 15.7%
Consumer Discretionary - 2.2%
Auto Components - 0.1%
Techniplas LLC[2], 10.00%, 5/1/2020	35,000	30,888

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	58,000	54,665
LGI Homes, Inc.[2] , 6.875%, 7/15/2026	45,000	45,000
Meritage Homes Corp., 5.125%, 6/6/2027	40,000	36,700
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	30,000	30,029
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	24,000	23,820
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	25,000	24,125
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	39,000	37,050

		251,389

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc., 3.60%, 6/1/2026	860,000	836,497

Media - 0.7%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	25,000	24,561
CSC Holdings, LLC, 5.25%, 6/1/2024	54,000	51,975
Discovery Communications LLC, 5.20%, 9/20/2047	580,000	571,091

6

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	200,000	$182,500

		830,127

Multiline Retail - 0.5%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	260,000	283,311
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	265,000	286,626

		569,937

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	30,000	28,988

Total Consumer Discretionary		2,547,826

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	25,000	24,781

Household Products - 0.0%##
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	30,000	27,675

Total Consumer Staples		52,456

Energy - 3.2%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2] , 8.25%, 2/15/2025	35,000	35,700
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	44,000	42,570

		78,270

Oil, Gas & Consumable Fuels - 3.1%
Boardwalk Pipelines LP3, 5.95%, 6/1/2026	780,000	832,458
Cheniere Energy Partners LP, 5.25%, 10/1/2025	40,000	39,800
DCP Midstream Operating LP2, 9.75%, 3/15/2019	15,000	15,615
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	44,000	44,110
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	55,000	57,062
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	30,000	29,925

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	60,000	$49,650
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	700,000	827,227
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	470,000	417,713
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	25,000	25,722
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	780,000	848,296
SemGroup Corp., 6.375%, 3/15/2025	60,000	57,600
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	27,000	25,920
Southwestern Energy Co.[5], 6.20%, 1/23/2025	31,000	30,574
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	25,000	25,625
Williams Partners LP, 3.75%, 6/15/2027	340,000	327,701

		3,654,998

Total Energy		3,733,268

Financials - 5.1%
Banks - 2.7%
Bank of America Corp., 4.00%, 1/22/2025	850,000	839,275
Citigroup, Inc., 8.125%, 7/15/2039	570,000	824,482
JPMorgan Chase & Co., 6.30%, 4/23/2019	810,000	831,141
Popular, Inc., 7.00%, 7/1/2019	47,000	47,846
Santander Holdings USA, Inc., 3.40%, 1/18/2023	580,000	561,755

		3,104,499

Capital Markets - 0.7%
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.563%, 5/8/2024	830,000	844,901

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	30,000	30,045
SLM Corp., 5.125%, 4/5/2022	40,000	39,900

		69,945

Diversified Financial Services - 0.6%
Aircastle Ltd., 6.25%, 12/1/2019	15,000	15,488

7

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
International Lease Finance Corp., 6.25%, 5/15/2019	571,000	$585,439
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	45,000	43,650
Navient Corp., 7.25%, 9/25/2023	25,000	26,188
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	40,000	40,600
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	42,000	40,110

		751,475

Insurance - 1.0%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	530,000	547,835
Prudential Financial, Inc.[7], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	530,000	564,556

		1,112,391

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	25,000	25,250

Total Financials		5,908,461

Health Care - 0.6%
Health Care Providers & Services - 0.6%
DaVita, Inc., 5.00%, 5/1/2025	39,000	36,757
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	17,000	17,065
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 5.625%, 7/31/2019	543,000	555,941
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	30,000	29,625
Tenet Healthcare Corp., 6.00%, 10/1/2020	15,000	15,581

Total Health Care		654,969

Industrials - 0.8%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	28,000	28,280

Construction & Engineering - 0.0%##
Tutor Perini Corp.[2], 6.875%, 5/1/2025	44,000	43,670

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Industrials (continued)
Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	40,000	$40,700

Machinery - 0.5%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	560,000	561,400

Marine - 0.1%
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	50,000	49,688

Professional Services - 0.0%##
Nielsen Finance LLC - Nielsen Finance Co.[2], 5.00%, 4/15/2022	30,000	29,156

Transportation Infrastructure - 0.2%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	200,000	203,000

Total Industrials		955,894

Information Technology - 1.3%
Internet Software & Services - 1.2%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	890,000	833,913
MSCI, Inc.[2], 5.375%, 5/15/2027	30,000	30,225
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	590,000	562,671

		1,426,809

Semiconductors & Semiconductor Equipment - 0.1%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	43,000	41,817

Total Information Technology		1,468,626

Materials - 0.6%
Chemicals - 0.0%##
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	38,000	38,665

Containers & Packaging - 0.0%##
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	40,000	40,800

Metals & Mining - 0.6%
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	500,000	554,259
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	70,000	71,050

		625,309

Total Materials		704,774

8

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES	PRINCIPAL
	AMOUNT4 /
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	92,000	$90,222
iStar, Inc., 5.25%, 9/15/2022	36,000	35,100

		125,322

Real Estate Management & Development - 0.5%
American Homes 4 Rent LP, 4.25%, 2/15/2028	580,000	556,561
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	45,000	43,650

		600,211

Total Real Estate		725,533

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc., 4.25%, 3/1/2027	540,000	534,373
Verizon Communications, Inc., 5.50%, 3/16/2047	780,000	851,104

		1,385,477

Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	71,000	67,805
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	101,000	99,990
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	12,000	12,204

		179,999

Total Telecommunication Services		1,565,476

TOTAL CORPORATE BONDS (Identified Cost $18,708,017)		18,317,283

MUTUAL FUND - 0.1%
iShares U.S. Real Estate ETF (Identified Cost $53,114)	655	53,219

U.S. TREASURY SECURITIES - 25.0%
U.S. Treasury Bonds - 5.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	872,000	1,153,629
U.S. Treasury Bond, 4.75%, 2/15/2037	1,371,000	1,710,215
U.S. Treasury Bond, 2.50%, 2/15/2045	997,000	891,770
U.S. Treasury Bond, 3.00%, 5/15/2047	2,450,000	2,409,709

	PRINCIPAL AMOUNT[4]
		VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	632,089	$607,950

Total U.S. Treasury Bonds (Identified Cost $7,001,803)		6,773,273

U.S. Treasury Notes - 19.2%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,826,791	1,798,783
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	608,639	590,177
U.S. Treasury Note, 1.625%, 4/30/2019	3,505,000	3,485,969
U.S. Treasury Note, 1.375%, 4/30/2020	3,592,000	3,514,267
U.S. Treasury Note, 2.00%, 7/31/2022	6,103,000	5,915,142
U.S. Treasury Note, 1.625%, 4/30/2023	1,270,000	1,201,539
U.S. Treasury Note, 1.25%, 7/31/2023	1,253,000	1,159,808
U.S. Treasury Note, 1.625%, 5/15/2026	1,288,000	1,170,319
U.S. Treasury Note, 2.375%, 5/15/2027	2,419,000	2,310,901
U.S. Treasury Note, 2.75%, 2/15/2028	1,220,000	1,198,126

Total U.S. Treasury Notes (Identified Cost $22,687,346)		22,345,031

TOTAL U.S. TREASURY SECURITIES (Identified Cost $29,689,149)		29,118,304

ASSET-BACKED SECURITIES - 3.0%
CarMax Auto Owner Trust, Series 2017-1, Class A3, 1.98%, 11/15/2021	225,000	222,918
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	559,883	554,131
Colony American Homes, Series 2015-1A, Class A2,6, (1mo. LIBOR US + 1.200%), 3.278%, 7/17/2032	195,736	195,756
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	255,000	253,545
Enterprise Fleet Financing LLC, Series 2017-2, Class A2[2], 1.97%, 1/20/2023	400,477	397,308

9

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Series 2017-SFR2, Class A2,6, (1 mo. LIBOR US + 0.850%), 2.923%, 12/17/2036	89,546	$89,494
Invitation Homes Trust, Series 2017-SFR2, Class B2,6, (1 mo. LIBOR US + 1.150%), 3.223%, 12/17/2036	65,000	65,111
SoFi Consumer Loan Program LLC, Series 2016-1, Class A2, 3.26%, 8/25/2025	226,448	225,763
SoFi Consumer Loan Program LLC, Series 2016-5, Class A2, 3.06%, 9/25/2028	229,268	228,180
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	430,000	422,875
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	81,713	81,019
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	76,556	75,841
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	75,000	73,083
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	168,220	166,789
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	229,481	221,823
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	240,000	230,387

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,541,339)		3,504,023

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1%
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	541,000	513,050
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	300,000	300,115
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,8], 2.50%, 5/25/2043	192,046	178,346
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,8], 2.13%, 2/25/2043	130,113	120,248

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[2,8], 3.50%, 7/25/2044	322,001	$317,435
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	248,491	247,050
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.451%, 8/25/2020	2,509,757	53,241
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.587%, 6/25/2022	1,916,665	88,685
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.312%, 4/25/2023	9,926,686	82,305
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[8], 3.06%, 7/25/2023	765,000	760,475
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[8], 3.458%, 8/25/2023	697,000	704,961
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	590,000	580,688
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	369,000	365,517
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	315,145	320,951
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	328,958	339,896
FREMF Mortgage Trust, Series 2012-K711, Class B2,8, 3.562%, 8/25/2045	175,000	175,399
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	24,588,489	88,587
FREMF Mortgage Trust, Series 2013-K712, Class B2,8, 3.36%, 5/25/2045	143,000	143,132
FREMF Mortgage Trust, Series 2013-K713, Class B2,8, 3.263%, 4/25/2046	300,000	299,335
FREMF Mortgage Trust, Series 2014-K37, Class B2,8, 4.714%, 1/25/2047	320,000	330,855

10

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Series 2014-K503, Class B2,8, 3.089%, 10/25/2047	300,000	$298,958
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,8], 3.495%, 12/15/2034	372,000	371,622
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	305,889	289,066
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043	107,239	105,048
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	141,533	139,863
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,8], 3.50%, 8/25/2047	329,936	325,012
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,8], 3.50%, 12/25/2048	393,982	387,857
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054	116,650	116,717
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055	148,540	148,628
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056	155,684	155,583
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	120,391	107,558
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	147,942	142,484
Starwood Retail Property Trust, Series 2014-STAR, Class A2,6, (1 mo. LIBOR US + 1.220%), 3.292%, 11/15/2027	313,877	314,008
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056	275,672	268,312
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,8], 3.50%, 1/20/2045	155,584	152,350
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045	131,424	131,451

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $9,646,397)		9,464,788

	PRINCIPAL
	AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS - 1.9%
Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	52,000	$40,329
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	67,000	52,537
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	489,783
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		500,000	490,703
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	1,338,000	71,977
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	540,000	27,983
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	879,000	45,110
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	169,000	9,025
Province of Ontario (Canada), 2.00%, 9/27/2018		230,000	229,869
Province of Ontario (Canada), 1.25%, 6/17/2019		203,000	200,515
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	116,000	85,735
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		500,000	491,620

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,263,196)			2,235,186

U.S. GOVERNMENT AGENCIES - 7.7%
Mortgage-Backed Securities - 7.7%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		35,162	35,913
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		41,606	42,460
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		129,481	134,960
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		100,405	104,637
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		95,166	102,824
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		179,652	196,309
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		154,131	161,460
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040		134,251	146,551
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041		181,435	185,655
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041		286,403	299,622

11

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	316,399	$331,407
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	155,296	158,899
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	412,352	409,771
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	236,200	234,721
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046	148,012	147,086
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	240,270	231,923
Fannie Mae, Pool #CA0241, 4.00%, 8/1/2047	631,242	642,032
Fannie Mae, Pool #MA3148, 3.50%, 10/1/2047	675,587	670,781
Fannie Mae, Pool #BJ1323, 3.50%, 11/1/2047	583,495	579,299
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	296,644	307,806
Fannie Mae, Pool #BM4322, 4.00%, 7/1/2048	585,000	595,807
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	340,244	363,859
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	133,836	139,474
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	41,070	44,931
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	41,006	44,167
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	51,478	55,439
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	322,651	328,565
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	258,704	256,822
Freddie Mac, Pool #Q45878, 3.00%, 12/1/2046	470,779	454,117

	PRINCIPAL
	AMOUNT4 /
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q45199, 4.00%, 1/1/2047	145,896	$148,717
Freddie Mac, Pool #Q45210, 4.00%, 1/1/2047	122,870	124,949
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	390,564	406,564
Freddie Mac, Pool #Q55506, 4.50%, 4/1/2048	825,145	855,874

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $9,130,945)		8,943,401

U.S. GOVERNMENT SECURITIES - 2.0%
U.S. Treasury Bill - 2.0%
U.S. Treasury Bill[9], 1.82%, 9/6/2018 (Identified Cost $2,370,698)	2,375,000	2,370,511

SHORT-TERM INVESTMENT - 2.3%
Dreyfus Government Cash Management, Institutional Shares[10], 1.81%, (Identified Cost $2,679,899)	2,679,899	2,679,899

TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Identified Cost $115,601,611)		116,721,618

TOTAL OPTIONS

WRITTEN - 0.0%##
(Premiums Received $11,837)		(7,605)

TOTAL INVESTMENTS - 100.2%		116,714,013
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(281,874)

NET ASSETS - 100%		$116,432,139

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

12

Investment Portfolio - July 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[4]	VALUE
Call
Qorvo, Inc.	23	08/17/2018	$92.50	188	$(1,403)
The Charles Schwab Corp.	42	08/31/2018	51.50	214	(2,730)

					(4,133)

Put
Qorvo, Inc.	30	08/17/2018	72.50	245	(2,100)
Microsoft Corp.	28	08/31/2018	98.50	297	(1,372)

					(3,472)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(7,605)

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $12,302,296, or 10.7% of the Series’ net assets as of July 31, 2018.

3A portion of this security is deposited with the broker as collateral for options contracts written. As of July 31, 2018, the total value of such securities was $2,025,970.

4Amount is stated in USD unless otherwise noted.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Floating rate security. Rate shown is the rate in effect as of July 31, 2018.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2018.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2018.

9Represents the annualized yield at time of purchase.

10Rate shown is the current yield as of July 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Investment Portfolio - July 31, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$4,272,997	$3,282,298	$990,699	$—
Consumer Staples	3,981,111	1,540,144	2,440,967	—
Energy	2,375,475	2,201,237	174,238	—
Financials	2,537,475	2,194,202	343,273	—
Health Care	8,743,700	8,550,474	193,226	—
Industrials	2,501,611	1,723,928	777,683	—
Information Technology	9,326,016	8,640,608	685,408	—
Materials	2,557,575	2,297,892	259,683	—
Real Estate	2,994,545	2,912,210	82,335	—
Telecommunication Services	652,514	610,501	42,013	—
Utilities	91,985	—	91,985	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	40,432,216	—	40,432,216	—
Corporate debt:
Consumer Discretionary	2,547,826	—	2,547,826	—
Consumer Staples	52,456	—	52,456	—
Energy	3,733,268	—	3,733,268	—
Financials	5,908,461	—	5,908,461	—
Health Care	654,969	—	654,969	—
Industrials	955,894	—	955,894	—
Information Technology	1,468,626	—	1,468,626	—
Materials	704,774	—	704,774	—
Real Estate	725,533	—	725,533	—
Telecommunication Services	1,565,476	—	1,565,476	—
Asset-backed securities	3,504,023	—	3,504,023	—
Commercial mortgage-backed securities	9,464,788	—	9,464,788	—
Foreign government bonds	2,235,186	—	2,235,186	—
Mutual funds	2,733,118	2,733,118	—	—

Total assets	116,721,618	36,686,612	80,035,006	—

Liabilities:
Other financial instruments*:
Equity contracts	(7,605)	(2,775)	(4,830)	—

Total liabilities	(7,605)	(2,775)	(4,830)	—

Total	$116,714,013	$36,683,837	$80,030,176	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

14

Investment Portfolio - July 31, 2018

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE

COMMON STOCKS - 46.2%

Consumer Discretionary - 4.8%
Auto Components - 0.1%
Koito Manufacturing Co. Ltd. (Japan)[1]	300	$19,324
Magna International, Inc. (Canada)	320	19,492
Nemak S.A.B. de C.V. (Mexico)[2]	61,000	50,305
NGK Spark Plug Co. Ltd. (Japan)[1]	700	20,214

		109,335

Automobiles - 0.1%
Geely Automobile Holdings Ltd. (China)[1]	15,000	34,402
Suzuki Motor Corp. (Japan)[1]	1,000	58,818

		93,220

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)[1]	44,000	37,777
China Yuhua Education Corp. Ltd. (China)[1,2]	28,000	20,959
Fu Shou Yuan International Group Ltd. (China)[1]	56,000	51,658
New Oriental Education & Technology Group, Inc. - ADR (China)	450	38,718
TAL Education Group - ADR (China)*	550	17,594
Wisdom Education International Holdings Co. Ltd. (China)[1]	48,000	42,941

		209,647

Hotels, Restaurants & Leisure - 0.0%##
Accor S.A. (France)[1]	1,020	52,511
Compass Group plc (United Kingdom)[1]	895	19,251

		71,762

Household Durables - 0.0%##
DR Horton, Inc.	220	9,614
Kaufman & Broad S.A. (France)[1]	1,060	54,178
Lennar Corp. - Class A	175	9,147
LGI Homes, Inc.*	155	8,012

		80,951

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*	330	586,555
Booking Holdings, Inc.*	1,550	3,144,516
Despegar.com Corp. (Argentina)*	750	15,765

		3,746,836

Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)[1]	900	36,008
Trigano S.A. (France)[1]	565	81,094

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)

Leisure Products (continued)
Yamaha Corp. (Japan)[1]	1,200	$56,152

		173,254

Media - 0.5%
Quebecor, Inc. - Class B (Canada)	26,210	546,222
Shaw Communications, Inc. - Class B (Canada)	24,080	503,684

		1,049,906

Multiline Retail - 0.0%##
Next plc (United Kingdom)[1]	240	18,685

Specialty Retail - 0.7%
Fnac Darty S.A. (France)*[1]	580	52,625
Industria de Diseno Textil S.A. (Spain)[1]	43,380	1,421,583
Maisons du Monde S.A. (France)[1,2]	1,050	32,098

		1,506,306

Textiles, Apparel & Luxury Goods - 1.3%
ANTA Sports Products Ltd. (China)[1]	11,000	56,180
Burberry Group plc (United Kingdom)[1]	1,365	37,704
Hermes International (France)[1]	60	37,974
lululemon athletica, Inc.*	20,585	2,469,171
Luxottica Group S.p.A. (Italy)[1]	295	19,945
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	60	20,909
Moncler S.p.A (Italy)[1]	840	37,022

		2,678,905

Total Consumer Discretionary		9,738,807

Consumer Staples - 5.2%
Beverages - 3.9%
Ambev S.A. - ADR (Brazil)	424,480	2,181,827
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	32,185	3,275,261
Davide Campari-Milano S.p.A. (Italy)[1]	4,355	36,685
Diageo plc (United Kingdom)[1]	60,795	2,230,404
Treasury Wine Estates Ltd. (Australia)[1]	5,840	79,972

		7,804,149

Food & Staples Retailing - 0.0%##
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	900	39,032
Metro, Inc. (Canada)	555	18,713
Sun Art Retail Group Ltd. (Hong Kong)[1]	15,000	19,175

		76,920

1

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 0.2%
Danone S.A. (France)[1]	1,005	$78,904
Grupo Bimbo S.A.B. de C.V. - Series A (Mexico)	11,145	23,871
Kerry Group plc - Class A (Ireland)[1]	785	83,532
Kikkoman Corp. (Japan)[1]	700	33,223
Nestle S.A. (Switzerland)[1]	1,150	93,717
Saputo, Inc. (Canada)	570	19,004

		332,251

Household Products - 0.1%
Henkel AG & Co. KGaA (Germany)[1]	295	37,019
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	21,300	39,222
Lion Corp. (Japan)[1]	2,200	39,834

		116,075

Personal Products - 1.0%
Beiersdorf AG (Germany)[1]	820	95,586
Kao Corp. (Japan)[1]	300	21,916
Kobayashi Pharmaceutical Co. Ltd. (Japan)[1]	400	33,392
L’Oreal S.A. (France)[1]	150	36,656
Unilever plc - ADR (United Kingdom)	32,685	1,863,372

		2,050,922

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	1,130	61,901
Swedish Match AB (Sweden)[1]	375	20,500

		82,401

Total Consumer Staples		10,462,718

Energy - 2.6%
Energy Equipment & Services - 2.2%
Core Laboratories N.V	330	37,000
Diamond Offshore Drilling, Inc.*	39,340	755,328
Ensco plc - Class A	92,990	690,916
Schlumberger Ltd.	31,210	2,107,299
Transocean Ltd.*	71,260	917,116

		4,507,659

Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (Canada)[3]	3,120	33,696
Canadian Natural Resources Ltd. (Canada)	1,580	58,058
China Petroleum & Chemical Corp. - Class H (China)[1]	44,000	42,295
Eni S.p.A. (Italy)[1]	2,000	38,497
Galp Energia SGPS S.A. (Portugal)[1]	5,015	102,998

	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Repsol S.A. (Spain)[1]	3,850	$76,364
Royal Dutch Shell plc - Class B - ADR (Netherlands)[3]	1,290	91,642
SK Innovation Co. Ltd. (South Korea)[1]	215	38,185
Suncor Energy, Inc. (Canada)	1,220	51,375
TOTAL S.A. (France)[1]	935	60,985
Vermilion Energy, Inc. (Canada)	1,270	43,718
Woodside Petroleum Ltd. (Australia)[1]	1,435	38,463

		676,276

Total Energy		5,183,935

Financials - 2.8%
Banks - 0.3%
Banco Comercial Portugues S.A. (Portugal)*[1]	109,215	34,203
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	385	19,042
Bankia S.A. (Spain)[1]	14,435	56,745
Bankinter S.A. (Spain)[1]	5,115	49,335
CaixaBank S.A. (Spain)[1]	20,370	93,720
Erste Group Bank AG (Austria)[1]	960	41,464
Eurobank Ergasias S.A. (Greece)*[1]	40,340	41,805
FinecoBank Banca Fineco S.p.A. (Italy)[1]	6,705	78,625
Jyske Bank A/S (Denmark)[1]	730	41,347
KBC Group N.V. (Belgium)[1]	510	39,152
Sydbank A/S (Denmark)[1]	1,030	38,226

		533,664

Capital Markets - 2.5%
BlackRock, Inc.	3,550	1,784,798
The Charles Schwab Corp.	44,215	2,257,618
E*TRADE Financial Corp.*	14,500	867,245
Euronext N.V. (Netherlands)[1,2]	920	57,098
Japan Exchange Group, Inc. (Japan)[1]	2,200	39,134
Julius Baer Group Ltd. (Switzerland)[1]	2,345	128,646

		5,134,539

Insurance - 0.0%##
Admiral Group plc (United Kingdom)[1]	750	19,496

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	845	38,833

Total Financials		5,726,532

2

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 10.1%
Biotechnology - 4.5%
Biogen, Inc.*	2,260	$755,676
BioMarin Pharmaceutical, Inc.*	16,670	1,676,335
Incyte Corp.*	46,385	3,086,458
Regeneron Pharmaceuticals, Inc.*	3,700	1,361,637
Seattle Genetics, Inc.*	19,400	1,365,760
Vertex Pharmaceuticals, Inc.*	4,390	768,470

		9,014,336

Health Care Equipment & Supplies - 1.4%
Coloplast A/S - Class B (Denmark)[1]	360	39,265
Essilor International Cie Generale d’Optique S.A. (France)[1]	265	39,051
Hoya Corp. (Japan)[1]	300	18,052
Medtronic plc[3]	29,090	2,624,791
Smith & Nephew plc (United Kingdom)[1]	2,205	38,177
Sonova Holding AG (Switzerland)[1]	205	37,794

		2,797,130

Health Care Providers & Services - 0.9%
DaVita, Inc.*	22,925	1,611,169
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	395	38,534
Orpea (France)[1]	505	69,350

		1,719,053

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	750	27,090
QIAGEN N.V.*[1]	1,070	38,795
Tecan Group AG (Switzerland)[1]	80	20,297

		86,182

Pharmaceuticals - 3.3%
Astellas Pharma, Inc. (Japan)[1]	1,100	17,942
Bristol-Myers Squibb Co.	18,460	1,084,525
Chugai Pharmaceutical Co. Ltd. (Japan)[1]	700	35,606
Ipsen S.A. (France)[1]	115	19,107
Johnson & Johnson	13,920	1,844,678
Merck & Co., Inc.	17,420	1,147,455
Novartis AG - ADR (Switzerland)	29,535	2,477,987
Novo Nordisk A/S - Class B (Denmark)[1]	380	18,904
Perrigo Co. plc.	1,185	95,416
Santen Pharmaceutical Co. Ltd. (Japan)[1]	1,100	18,399

		6,760,019

Total Health Care		20,376,720

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 2.8%
Aerospace & Defense - 0.0%##
BAE Systems plc (United
Kingdom)[1]	5,195	$44,471
CAE, Inc. (Canada)	900	18,749
MTU Aero Engines AG (Germany)[1]	105	22,266

		85,486

Air Freight & Logistics - 0.7%
FedEx Corp.	5,790	1,423,587

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	275	28,985

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	2,625	116,703
Daikin Industries Ltd. (Japan)[1]	500	59,765
Geberit AG (Switzerland)[1]	135	60,112

		236,580

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	38,000	46,363
Elis S.A. (France)[1]	3,555	81,602
Secom Co. Ltd. (Japan)[1]	200	15,287
SPIE S.A. (France)[1]	3,785	71,673

		214,925

Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	705	78,784
FLSmidth & Co. A/S (Denmark)[1]	590	38,830
Vinci S.A. (France)[1]	1,770	178,100

		295,714

Electrical Equipment - 0.0%##
Schneider Electric SE (France)[1]	230	18,461

Industrial Conglomerates - 0.0%##
Siemens AG (Germany)[1]	570	80,449
Smiths Group plc (United Kingdom)[1]	855	18,069

		98,518

Machinery - 0.3%
Epiroc AB - Class A (Sweden)*[1]	6,265	75,012
FANUC Corp. (Japan)[1]	200	40,328
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	185	17,674
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	235	19,706
Jungheinrich AG (Germany)[1]	1,130	41,589
KION Group AG (Germany)[1]	795	54,560
Kone OYJ - Class B (Finland)[1]	690	37,719
Makita Corp. (Japan)[1]	400	17,994
Metso OYJ (Finland)[1]	2,195	80,395

3

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	2,870	$16,673
Schindler Holding AG (Switzerland)[1]	165	38,424
The Weir Group plc (United Kingdom)[1]	3,830	98,145

		538,219

Professional Services - 0.7%
Equifax, Inc.	9,430	1,183,465
Experian plc (United Kingdom)[1]	760	18,660
Intertek Group plc (United Kingdom)[1]	260	20,057
Randstad Holding N.V. (Netherlands)[1]	950	60,123
Recruit Holdings Co. Ltd. (Japan)[1]	1,300	35,622
SGS S.A. (Switzerland)[1]	10	26,067
Teleperformance (France)[1]	120	21,976
Wolters Kluwer N.V. (Netherlands)[1]	335	20,173

		1,386,143

Road & Rail - 0.6%
Canadian National Railway Co. (Canada)	220	19,638
Genesee & Wyoming, Inc. - Class A*	13,270	1,141,220

		1,160,858

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	1,265	38,835
Brenntag AG (Germany)[1]	785	47,101
Ferguson plc (Switzerland)[1]	235	18,533
Kanamoto Co. Ltd. (Japan)[1]	1,200	37,417

		141,886

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	4,200	25,534
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	495	46,802
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	2,650	47,333

		119,669

Total Industrials		5,749,031

Information Technology - 11.0%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)[1]	2,140	39,477
Hexagon A.B. - Class B (Sweden)[1]	995	60,645

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)[1]	200	$105,794

		205,916

Internet Software & Services - 2.5%
Alibaba Group Holding Ltd. - ADR (China)*	9,090	1,701,921
Alphabet, Inc. - Class A*	910	1,116,770
Alphabet, Inc. - Class C*	910	1,107,707
NetEase, Inc. - ADR (China)	190	49,020
Tencent Holdings Ltd. - Class H (China)[1]	22,248	1,012,604

		4,988,022

IT Services - 3.1%
Amadeus IT Group S.A. (Spain)[1]	240	20,473
Amdocs Ltd.[3]	1,585	107,114
Atos SE (France)[1]	145	19,430
Capgemini SE (France)[1]	150	19,190
Computershare Ltd. (Australia)[1]	1,385	18,747
InterXion Holding N.V. (Netherlands)*	17,600	1,141,888
Mastercard, Inc. - Class A	13,970	2,766,060
Nomura Research Institute Ltd. (Japan)[1]	700	33,640
Obic Co. Ltd. (Japan)[1]	400	34,363
Sopra Steria Group (France)[1]	475	84,018
Visa, Inc. - Class A	15,120	2,067,509

		6,312,432

Semiconductors & Semiconductor Equipment - 2.8%
Qorvo, Inc.*	35,815	2,928,234
Skyworks Solutions, Inc.	18,740	1,772,429
Texas Instruments, Inc.	8,630	960,692

		5,661,355

Software - 2.5%
Atlassian Corp. plc - Class A*	220	15,930
Check Point Software Technologies Ltd. (Israel)*	340	38,308
Electronic Arts, Inc.*	10,405	1,339,644
Microsoft Corp.	24,680	2,618,054
Nexon Co. Ltd. (Japan)*[1]	5,032	72,504
Oracle Corp. (Japan)[1]	400	33,574
SAP SE (Germany)[1]	165	19,204
ServiceNow, Inc.*	5,495	966,900
Trend Micro, Inc. (Japan)[1]	600	35,452

		5,139,570

Total Information Technology		22,307,295

4

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 3.0%
Chemicals - 1.0%
Akzo Nobel N.V. (Netherlands)[1]	1,065	$98,364
Asahi Kasei Corp. (Japan)[1]	1,600	21,387
CF Industries Holdings, Inc.	35,040	1,556,477
Croda International plc (United Kingdom)[1]	1,207	81,431
Frutarom Industries Ltd. (Israel)[1]	190	19,205
Givaudan S.A. (Switzerland)[1]	10	23,407
Mexichem S.A.B. de C.V. (Mexico)	17,185	60,136
Nippon Paint Holdings Co. Ltd. (Japan)[1]	500	21,851
Nissan Chemical Corp. (Japan)[1]	400	17,933
Novozymes A/S - Class B (Denmark)[1]	365	19,219
OCI N.V. (Netherlands)*[1]	1,700	51,395
Solvay S.A. (Belgium)[1]	675	92,475

		2,063,280

Construction Materials - 0.0%##
Wienerberger AG (Austria)[1]	2,335	57,238

Containers & Packaging - 1.6%
Ball Corp.	53,470	2,083,726
Sealed Air Corp.	26,200	1,154,634

		3,238,360

Metals & Mining - 0.4%
Antofagasta plc (Chile)[1]	7,405	97,250
First Quantum Minerals Ltd. (Zambia)	1,020	15,909
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	13,100	41,238
Lundin Mining Corp. (Chile)	93,990	520,220
Southern Copper Corp. (Peru)	1,325	65,402

		740,019

Paper & Forest Products - 0.0%##
Mondi plc (United Kingdom)[1]	710	19,522

Total Materials		6,118,419

Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITS) - 3.0%
Acadia Realty Trust	890	24,101
Agree Realty Corp.	405	21,562
Alexandria Real Estate Equities, Inc.	160	20,391
American Campus Communities, Inc.	980	40,425
American Homes 4 Rent - Class A	3,730	82,582
American Tower Corp.	3,160	468,438
Americold Realty Trust	700	15,057
Apartment Investment & Management Co. - Class A	1,470	62,696

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Apple Hospitality REIT, Inc.	1,875	$33,731
AvalonBay Communities, Inc.	880	155,628
Bluerock Residential Growth REIT, Inc.	1,775	16,277
Boston Properties, Inc.	950	119,254
Brandywine Realty Trust	4,955	81,708
CatchMark Timber Trust, Inc. - Class A	5,175	64,274
Chesapeake Lodging Trust	965	30,899
Colony Capital, Inc.	4,245	26,149
Community Healthcare Trust, Inc.	1,215	36,450
CoreCivic, Inc.	4,180	107,175
Cousins Properties, Inc.	8,630	80,432
Crown Castle International Corp.	525	58,186
CubeSmart	1,575	47,817
Digital Realty Trust, Inc.	1,050	127,491
EastGroup Properties, Inc.	175	16,681
Equinix, Inc.	3,610	1,585,801
Equity LifeStyle Properties, Inc.	435	39,581
Equity Residential	1,410	92,256
Essex Property Trust, Inc.	200	48,090
Extra Space Storage, Inc.	505	47,455
First Industrial Realty Trust, Inc.	1,020	33,201
Getty Realty Corp.	1,165	33,377
GGP, Inc.	1,835	39,122
HCP, Inc.	2,220	57,498
Healthcare Realty Trust, Inc.	1,425	42,337
Healthcare Trust of America, Inc. - Class A	1,550	42,346
Hibernia REIT plc (Ireland)[1]	19,535	33,260
Host Hotels & Resorts, Inc.	3,830	80,200
Independence Realty Trust, Inc.	2,640	26,796
Invitation Homes, Inc.	3,247	75,038
Jernigan Capital, Inc.	1,450	26,376
Lamar Advertising Co. - Class A	345	25,402
Liberty Property Trust	1,625	69,648
Life Storage, Inc.	215	20,631
The Macerich Co.	540	31,892
Mid-America Apartment Communities, Inc.	915	92,214
National Retail Properties, Inc.	720	32,119
Outfront Media, Inc.	1,065	22,631
Physicians Realty Trust	4,880	76,909
Plymouth Industrial REIT, Inc.	1,410	20,628
Prologis, Inc.	2,485	163,066
Public Storage	475	103,469
Regency Centers Corp.	680	43,268
SBA Communications Corp.*	2,710	428,858

5

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Simon Property Group, Inc.	1,245	$219,382
STAG Industrial, Inc.	1,610	43,985
Sun Communities, Inc.	875	84,840
Sunstone Hotel Investors, Inc.	2,965	48,241
Tier REIT, Inc.	2,125	50,511
UDR, Inc.	2,230	85,810
UMH Properties, Inc.	1,475	22,774
Unibail - Rodamco-Westfield (France)[1]	480	106,560
Urban Edge Properties.	3,210	72,803
Ventas, Inc.	635	35,801
VEREIT, Inc.	4,365	33,305
Vornado Realty Trust	1,045	75,156
Welltower, Inc.	750	46,950
Weyerhaeuser Co.	780	26,660

		6,123,651

Real Estate Management & Development - 0.0%##
Nexity S.A. (France)[1]	600	36,919

Total Real Estate		6,160,570

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
Iliad S.A. (France)[1]	180	28,457
Zayo Group Holdings, Inc.*[3]	38,970	1,445,397

		1,473,854

Wireless Telecommunication Services - 0.1%
KDDI Corp. (Japan)[1]	1,300	36,188
NTT DOCOMO, Inc. (Japan)[1]	1,500	38,618

		74,806

Total Telecommunication Services		1,548,660

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	100,000	93,144
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	234,000	87,070

		180,214

Water Utilities - 0.0%##
Guangdong Investment Ltd. (China)[1]	22,000	37,928

Total Utilities		218,142

TOTAL COMMON STOCKS (Identified Cost $88,363,172)		93,590,829

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS - 12.7%

Non-Convertible Corporate Bonds - 12.7%
Consumer Discretionary - 1.8%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	60,000	$52,950

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	110,000	103,675
LGI Homes, Inc.[2], 6.875%, 7/15/2026	75,000	75,000
Meritage Homes Corp., 5.125%, 6/6/2027	70,000	64,225
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	50,000	50,048
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	43,000	42,678
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	45,000	43,425
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	70,000	66,500

		445,551

Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	1,140,000	1,108,845

Media - 0.6%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	40,000	39,300
Cequel Communications Holdings I LLC - Cequel Capital Corp.[2], 7.50%, 4/1/2028	200,000	206,160
CSC Holdings, LLC, 5.25%, 6/1/2024	96,000	92,400
Discovery Communications LLC, 5.20%, 9/20/2047	760,000	748,326
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	200,000	182,500

		1,268,686

Multiline Retail - 0.4%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	340,000	370,483
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	340,000	367,746

		738,229

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	55,000	53,144

Total Consumer Discretionary		3,667,405

6

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.1%
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	40,000	$39,650

Household Products - 0.1%
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	50,000	46,125

Total Consumer Staples		85,775

Energy - 2.4%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	60,000	61,200
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	76,000	73,530

		134,730

Oil, Gas & Consumable Fuels - 2.3%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	1,030,000	1,099,271
Cheniere Energy Partners LP, 5.25%, 10/1/2025	70,000	69,650
DCP Midstream Operating LP2, 9.75%, 3/15/2019	30,000	31,230
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	78,000	78,195
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	95,000	98,563
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	50,000	49,875
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	105,000	86,887
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	930,000	1,099,030
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	610,000	542,137
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	40,000	41,156
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	1,020,000	1,109,311
SemGroup Corp., 6.375%, 3/15/2025	105,000	100,800
Seven Generations Energy Ltd. (Canada)[2] , 5.375%, 9/30/2025	49,000	47,040
Southwestern Energy Co.[5], 6.20%, 1/23/2025	56,000	55,230

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	40,000	$41,000
Williams Partners LP, 3.75%, 6/15/2027	105,000	101,202

		4,650,577

Total Energy		4,785,307

Financials - 3.9%
Banks - 2.0%
Bank of America Corp., 4.00%, 1/22/2025	1,120,000	1,105,869
Citigroup, Inc., 8.125%, 7/15/2039	750,000	1,084,845
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,070,000	1,097,927
Popular, Inc., 7.00%, 7/1/2019	76,000	77,368
Santander Holdings USA, Inc., 3.40%, 1/18/2023	760,000	736,093

		4,102,102

Capital Markets - 0.5%
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.563%, 5/8/2024	1,090,000	1,109,569

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	50,000	50,075
SLM Corp., 5.125%, 4/5/2022	65,000	64,837

		114,912

Diversified Financial Services - 0.5%
Aircastle Ltd., 6.25%, 12/1/2019	30,000	30,975
International Lease Finance Corp., 6.25%, 5/15/2019	777,000	796,649
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	70,000	67,900
Navient Corp., 7.25%, 9/25/2023	40,000	41,900
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	70,000	71,050
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	74,000	70,670

		1,079,144

Insurance - 0.8%
Assured Guaranty US Holdings, Inc.[3], 5.00%, 7/1/2024	770,000	795,911

7

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Prudential Financial, Inc.[7],(3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	690,000	$734,988

		1,530,899

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	45,000	45,450

Total Financials		7,982,076

Health Care - 0.4%
Health Care Providers & Services - 0.4%
DaVita, Inc., 5.00%, 5/1/2025	70,000	65,975
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	730,000	732,777
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	55,000	54,312
Tenet Healthcare Corp., 6.00%, 10/1/2020	30,000	31,163

Total Health Care		884,227

Industrials - 0.7%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	50,000	50,500

Construction & Engineering - 0.0%##
Tutor Perini Corp.[2], 6.875%, 5/1/2025	79,000	78,407

Industrial Conglomerates - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	70,000	71,225

Machinery - 0.4%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	740,000	741,850

Marine - 0.2%
Borealis Finance, LLC[2], 7.50%, 11/16/2022	200,000	197,875
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	100,000	99,375

		297,250

Professional Services - 0.0%##
Nielsen Finance LLC - Nielsen Finance Co.[2], 5.00%, 4/15/2022	50,000	48,594

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Transportation Infrastructure - 0.1%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	200,000	$203,000

Total Industrials		1,490,826

Information Technology - 1.0%
Internet Software & Services - 0.9%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	1,170,000	1,096,267
MSCI, Inc.[2], 5.375%, 5/15/2027	45,000	45,337
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	770,000	734,334

		1,875,938

Semiconductors & Semiconductor Equipment - 0.1%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	78,000	75,855

Total Information Technology		1,951,793

Materials - 0.7%
Chemicals - 0.2%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	68,000	69,190
OCI N.V. (Netherlands)[2], 6.625%, 4/15/2023	200,000	204,310

		273,500

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2], 6.00%, 2/15/2025	200,000	195,250
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	70,000	71,400

		266,650

Metals & Mining - 0.4%
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	650,000	720,537
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	120,000	121,800

		842,337

Total Materials		1,382,487

Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.1%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	123,000	120,622

8

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED	PRINCIPAL
SERIES	AMOUNT4/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
iStar, Inc., 5.25%, 9/15/2022	57,000	$55,575

		176,197

Real Estate Management & Development - 0.4%
American Homes 4 Rent LP, 4.25%, 2/15/2028	760,000	729,287
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	75,000	72,750

		802,037

Total Real Estate		978,234

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc., 4.25%, 3/1/2027	680,000	672,913
Verizon Communications, Inc., 5.50%, 3/16/2047	1,030,000	1,123,894

		1,796,807

Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	130,000	124,150
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	160,000	158,400
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	22,000	22,374

		304,924

Total Telecommunication Services		2,101,731

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	204,000	210,630
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	200,000	200,500

Total Utilities		411,130

TOTAL CORPORATE BONDS (Identified Cost $26,250,676)		25,720,991

MUTUAL FUND - 0.1%

iShares U.S. Real Estate ETF (Identified Cost $105,825)	1,305	106,031

U.S. TREASURY SECURITIES - 23.0%

U.S. Treasury Bonds - 5.6%
U.S. Treasury Bond, 6.25%, 5/15/2030	1,546,000	2,045,310

	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Bond, 4.75%, 2/15/2037	2,406,000	$3,001,297
U.S. Treasury Bond, 2.50%, 2/15/2045	1,687,000	1,508,942
U.S. Treasury Bond, 3.00%, 5/15/2047	4,015,000	3,948,972
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	881,606	847,939

Total U.S. Treasury Bonds (Identified Cost $11,761,350)		11,352,460

U.S. Treasury Notes - 17.4%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,974,511	1,944,239
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,054,110	1,022,136
U.S. Treasury Note, 1.625%, 4/30/2019	4,050,000	4,028,010
U.S. Treasury Note, 1.375%, 4/30/2020	4,050,000	3,962,356
U.S. Treasury Note, 2.00%, 7/31/2022	1,000	969
U.S. Treasury Note, 1.625%, 4/30/2023	4,340,000	4,106,047
U.S. Treasury Note, 1.25%, 7/31/2023	7,200,000	6,664,500
U.S. Treasury Note, 2.125%, 7/31/2024	5,819,000	5,571,465
U.S. Treasury Note, 1.625%, 5/15/2026	2,306,000	2,095,307
U.S. Treasury Note, 2.375%, 5/15/2027	4,211,000	4,022,821
U.S. Treasury Note, 2.75%, 2/15/2028	1,925,000	1,890,485

Total U.S. Treasury Notes (Identified Cost $35,717,802)		35,308,335

TOTAL U.S. TREASURY SECURITIES (Identified Cost $47,479,152)		46,660,795

ASSET-BACKED SECURITIES - 2.2%
Chesapeake Funding II LLC, Series 2016-1A, Class A1[2], 2.11%, 3/15/2028	95,486	95,231
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	825,786	817,303
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	451,000	448,426

9

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[2], 1.74%, 2/22/2022	90,280	$89,838
Invitation Homes Trust, Series 2017-SFR2, Class A2,6, (1 mo. LIBOR US + 0.850%), 2.923%, 12/17/2036	164,168	164,072
Invitation Homes Trust, Series 2017-SFR2, Class B2,6, (1 mo. LIBOR US + 1.150%), 3.223%, 12/17/2036	120,000	120,205
SoFi Consumer Loan Program LLC, Series 2016-2, Class A2, 3.09%, 10/27/2025	321,664	320,874
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	656,926	651,354
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A2, 1.75%, 7/25/2040	1,014,705	1,005,970
South Carolina Student Loan Corp., Series 2005, Class A3[6], (3 mo. LIBOR US + 0.140%), 2.44%, 12/1/2023	148,008	148,006
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	89,606	89,417
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	322,271	311,516
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	300,000	287,984

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,594,409)		4,550,196

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.1%
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	889,000	843,072
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,8], 2.50%, 5/25/2043	225,552	209,463
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[2,8], 3.50%, 7/25/2044	421,078	415,107
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	308,129	306,341

	PRINCIPAL
	AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.484%, 12/25/2021	6,104,375	$222,134
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[8], 3.458%, 8/25/2023	969,000	980,067
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	942,000	927,133
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	673,000	666,647
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class A2, 1.72%, 1/25/2019	7,715	7,689
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	399,507	406,867
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	412,425	426,138
FREMF Mortgage Trust, Series 2013-K712, Class B2,8, 3.36%, 5/25/2045	283,000	283,261
FREMF Mortgage Trust, Series 2013-K713, Class B2,8, 3.263%, 4/25/2046	500,000	498,892
FREMF Mortgage Trust, Series 2014-K41, Class B2,8, 3.832%, 11/25/2047	485,000	479,419
FREMF Mortgage Trust, Series 2014-K503, Class B2,8, 3.089%, 10/25/2047	500,000	498,264
FREMF Mortgage Trust, Series 2014-K715, Class B2,8, 3.978%, 2/25/2046	471,000	476,826
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,8], 3.495%, 12/15/2034	565,000	564,425
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	491,277	464,258
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043	126,247	123,668
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	208,792	206,328
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,8], 3.50%, 8/25/2047	416,348	410,135

10

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2017-6, Class A3[2,8], 3.50%, 12/25/2048		376,645	$367,312
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,8], 3.50%, 12/25/2048		509,859	501,932
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054		155,024	155,112
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055		232,437	232,575
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056		235,994	235,842
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043		158,402	141,517
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043		176,258	169,756
Starwood Retail Property Trust, Series 2014-STAR, Class A2,6, (1 mo. LIBOR US + 1.220%), 3.292%, 11/15/2027		370,778	370,934
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056		412,766	401,745
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,8], 3.50%, 1/20/2045		177,929	174,230
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045		153,240	153,272

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $12,549,849)			12,320,361

FOREIGN GOVERNMENT BONDS - 1.5%
Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	86,000	66,698
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	102,000	79,982
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	489,783
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		900,000	883,265
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,087,000	112,269
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	888,000	46,016

	PRINCIPAL
	AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	1,443,000	$74,054
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	278,000	14,846
Province of Ontario (Canada), 2.00%, 9/27/2018		268,000	267,847
Province of Ontario (Canada), 1.25%, 6/17/2019		223,000	220,270
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	188,000	138,950
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		621,000	610,593

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $3,041,129)			3,004,573

U.S. GOVERNMENT AGENCIES - 5.5%

Mortgage-Backed Securities - 5.5%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		44,852	45,810
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		53,088	54,179
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		289,704	301,962
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		224,537	245,232
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039		142,190	153,313
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		181,965	190,618
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040		116,923	127,581
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041		304,098	311,170
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041		475,776	497,736
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043		256,525	262,477
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044		297,846	312,516
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046		655,649	651,545
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046		336,378	324,693
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046		348,765	354,509
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046		336,585	342,127
Fannie Mae, Pool #CA0241, 4.00%, 8/1/2047		826,717	840,848

11

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3148, 3.50%, 10/1/2047	615,199	$610,823
Fannie Mae, Pool #BJ1323, 3.50%, 11/1/2047	1,017,277	1,009,963
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	385,194	399,688
Fannie Mae, Pool #BM4322, 4.00%, 7/1/2048	1,015,000	1,033,751
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	541,129	578,688
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	166,540	173,555
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	178,406	187,512
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	182,016	189,746
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	218,448	234,799
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	194,162	208,959
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	259,205	264,209
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	426,070	443,524
Freddie Mac, Pool #Q55506, 4.50%, 4/1/2048	807,814	837,898

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $11,436,043)		11,189,431

PRINCIPAL
AMOUNT4 /
SHARES	VALUE

U.S. GOVERNMENT SECURITIES - 1.0%

U.S. Treasury Bill - 1.0%
U.S. Treasury Bill[9], 1.83%, 9/6/2018 (Identified Cost $2,071,221)	2,075,000	$2,071,078

SHORT-TERM INVESTMENT - 2.4%
Dreyfus Government Cash Management, Institutional Shares[10], 1.81%,
(Identified Cost $4,845,326)	4,845,326	4,845,326

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Identified Cost $200,736,802)		204,059,611

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $27,718)		(17,826)

TOTAL INVESTMENTS - 100.7%		204,041,785
LIABILITIES, LESS OTHER ASSETS - (0.7%)		(1,471,681)

NET ASSETS - 100%		$202,570,104

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

12

Investment Portfolio - July 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[4]	VALUE
Call
Qorvo, Inc.	54	08/17/2018	$92.50	442	$(3,294)
The Charles Schwab Corp.	98	08/31/2018	51.50	500	(6,370)

					(9,664)

Put
Qorvo, Inc.	69	08/17/2018	72.50	564	(4,830)
Microsoft Corp.	68	08/31/2018	98.50	721	(3,332)

					(8,162)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(17,826)

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $18,451,615, or 9.1% of the Series’ net assets as of July 31, 2018.

3A portion of this security is designated with the broker as collateral for options contracts written. As of July 31, 2018, the total value of such securities was $4,270,900.

4Amount is stated in USD unless otherwise noted.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Floating rate security. Rate shown is the rate in effect as of July 31, 2018.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2018.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2018.

9Represents the annualized yield at time of purchase.

10Rate shown is the current yield as of July 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$9,738,807	$7,418,795	$2,320,012	$—
Consumer Staples	10,462,718	4,207,910	6,254,808	—
Energy	5,183,935	4,786,148	397,787	—
Financials	5,726,532	4,928,703	797,829	—

13

Investment Portfolio - July 31, 2018

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Health Care	$20,376,720	$19,927,447	$449,273	$—
Industrials	5,749,031	3,935,313	1,813,718	—
Information Technology	22,307,295	20,698,180	1,609,115	—
Materials	6,118,419	5,497,742	620,677	—
Real Estate	6,160,570	5,983,831	176,739	—
Telecommunication Services	1,548,660	1,445,397	103,263	—
Utilities	218,142	—	218,142	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	59,921,304	—	59,921,304	—
Corporate debt:
Consumer Discretionary	3,667,405	—	3,667,405	—
Consumer Staples	85,775	—	85,775	—
Energy	4,785,307	—	4,785,307	—
Financials	7,982,076	—	7,982,076	—
Health Care	884,227	—	884,227	—
Industrials	1,490,826	—	1,490,826	—
Information Technology	1,951,793	—	1,951,793	—
Materials	1,382,487	—	1,382,487	—
Real Estate	978,234	—	978,234	—
Telecommunication Services	2,101,731	—	2,101,731	—
Utilities	411,130	—	411,130	—
Asset-backed securities	4,550,196	—	4,550,196	—
Commercial mortgage-backed securities	12,320,361	—	12,320,361	—
Foreign government bonds	3,004,573	—	3,004,573	—
Mutual funds	4,951,357	4,951,357	—	—

Total assets	204,059,611	83,780,823	120,278,788	—

Liabilities:
Other financial instruments*:
Equity contracts	(17,826)	(6,626)	(11,200)	—

Total liabilities	(17,826)	(6,626)	(11,200)	—

Total	$204,041,785	$83,774,197	$120,267,588	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	SHARES	VALUE

COMMON STOCKS - 82.4%

Consumer Discretionary - 12.3%
Auto Components - 0.1%
Koito Manufacturing Co. Ltd. (Japan)[1]	200	$12,883
Magna International, Inc. (Canada)	200	12,183
Nemak S.A.B. de C.V. (Mexico)[2]	37,000	30,512
NGK Spark Plug Co. Ltd. (Japan)[1]	400	11,551

		67,129

Automobiles - 0.0%##
Geely Automobile Holdings Ltd. (China)[1]	10,000	22,935
Suzuki Motor Corp. (Japan)[1]	700	41,172

		64,107

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)[1]	24,000	20,606
China Yuhua Education Corp. Ltd. (China)[1,2]	16,000	11,977
Fu Shou Yuan International Group Ltd. (China)[1]	35,000	32,286
New Oriental Education & Technology Group, Inc. - ADR (China)	265	22,801
TAL Education Group - ADR (China)*	330	10,557
Wisdom Education International Holdings Co. Ltd. (China)[1]	28,000	25,048

		123,275

Hotels, Restaurants & Leisure - 0.0%##
Accor S.A. (France)[1]	775	39,898
Compass Group plc (United Kingdom)[1]	580	12,475

		52,373

Household Durables - 0.0%##
DR Horton, Inc.	75	3,278
Kaufman & Broad S.A. (France)[1]	680	34,756
Lennar Corp. - Class A	60	3,136
LGI Homes, Inc.*	55	2,843

		44,013

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	745	1,324,193
Booking Holdings, Inc.*	1,230	2,495,326
Despegar.com Corp. (Argentina)*	525	11,035

		3,830,554

Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)[1]	600	24,005

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Leisure Products (continued)
Trigano S.A. (France)[1]	380	$54,541
Yamaha Corp. (Japan)[1]	800	37,435

		115,981

Media - 1.0%
Quebecor, Inc. - Class B (Canada)	23,275	485,056
Shaw Communications, Inc. - Class B (Canada)	44,395	928,614

		1,413,670

Multiline Retail - 0.0%##
Next plc (United Kingdom)[1]	160	12,457

Specialty Retail - 5.5%
AutoZone, Inc.*	2,015	1,421,643
Dick’s Sporting Goods, Inc.	37,010	1,263,521
Fnac Darty S.A. (France)*[1]	340	30,849
Industria de Diseno Textil S.A. (Spain)[1]	29,435	964,599
Maisons du Monde S.A. (France)[1,2]	615	18,801
O’Reilly Automotive, Inc.*	8,935	2,734,110
Ulta Beauty, Inc.*	5,010	1,224,394

		7,657,917

Textiles, Apparel & Luxury Goods - 2.7%
ANTA Sports Products Ltd. (China)[1]	7,000	35,751
Burberry Group plc (United Kingdom)[1]	910	25,136
Hermes International (France)[1]	40	25,316
lululemon athletica, Inc.*	18,810	2,256,259
Luxottica Group S.p.A. (Italy)[1]	200	13,522
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	40	13,939
Moncler S.p.A (Italy)[1]	560	24,681
NIKE, Inc. - Class B	16,760	1,289,012

		3,683,616

Total Consumer Discretionary		17,065,092

Consumer Staples - 10.7%
Beverages - 3.7%
Ambev S.A. - ADR (Brazil)	254,105	1,306,100
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	12,630	1,285,274
The Coca-Cola Co.	28,865	1,345,975
Davide Campari-Milano S.p.A. (Italy)[1]	2,915	24,555
Diageo plc (United Kingdom)[1]	28,555	1,047,606

1

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Treasury Wine Estates Ltd. (Australia)[1]	3,885	$53,201

		5,062,711

Food & Staples Retailing - 0.7%
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	500	21,684
Metro, Inc. (Canada)	375	12,644
Sprouts Farmers Market, Inc.*	44,400	954,156
Sun Art Retail Group Ltd. (Hong Kong)[1]	10,000	12,783

		1,001,267

Food Products - 2.6%
Campbell Soup Co.	27,705	1,133,135
Danone S.A. (France)[1]	680	53,388
Grupo Bimbo S.A.B. de C.V. - Series A(Mexico)	6,755	14,468
Kerry Group plc - Class A (Ireland)[1]	475	50,545
Kikkoman Corp. (Japan)[1]	500	23,730
Mondelez International, Inc. - Class A	21,745	943,298
Nestle S.A. (Switzerland)[1]	16,655	1,357,272
Saputo, Inc. (Canada)	385	12,836

		3,588,672

Household Products - 0.1%
Henkel AG & Co. KGaA (Germany)[1]	195	24,470
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	14,300	26,332
Lion Corp. (Japan)[1]	1,300	23,539

		74,341

Personal Products - 2.2%
Beiersdorf AG (Germany)[1]	11,260	1,312,562
Kao Corp. (Japan)[1]	200	14,610
Kobayashi Pharmaceutical Co. Ltd. (Japan)[1]	200	16,696
L’Oreal S.A. (France)[1]	100	24,437
Unilever plc - ADR (United Kingdom)	30,015	1,711,155

		3,079,460

Tobacco - 1.4%
Altria Group, Inc.	16,740	982,303
British American Tobacco plc - ADR (United Kingdom)	810	44,372
Philip Morris International, Inc.	11,235	969,580

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Swedish Match AB (Sweden)[1]	250	$13,667

		2,009,922

Total Consumer Staples		14,816,373

Energy - 3.2%
Energy Equipment & Services - 2.9%
Core Laboratories N.V	220	24,666
Diamond Offshore Drilling, Inc.*	26,630	511,296
Ensco plc - Class A	110,330	819,752
Schlumberger Ltd.	26,415	1,783,541
Transocean Ltd.*	62,220	800,772

		3,940,027

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	2,030	21,924
Canadian Natural Resources Ltd. (Canada)	1,050	38,582
China Petroleum & Chemical Corp. - Class H (China)[1]	26,000	24,992
Eni S.p.A. (Italy)[1]	1,255	24,157
Galp Energia SGPS S.A. (Portugal)[1]	3,330	68,392
Repsol S.A. (Spain)[1]	2,560	50,777
Royal Dutch Shell plc - Class B - ADR (Netherlands)	860	61,094
SK Innovation Co. Ltd. (South Korea)[1]	125	22,201
Suncor Energy, Inc. (Canada)	810	34,110
TOTAL S.A. (France)[1]	610	39,788
Vermilion Energy, Inc. (Canada)	845	29,088
Woodside Petroleum Ltd. (Australia)[1]	955	25,597

		440,702

Total Energy		4,380,729

Financials - 7.0%
Banks - 2.1%
Banco Comercial Portugues S.A. (Portugal)*[1]	68,870	21,568
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	293	14,492
Bankia S.A. (Spain)[1]	168,130	660,935
Bankinter S.A. (Spain)[1]	4,140	39,931
CaixaBank S.A. (Spain)[1]	220,840	1,016,053
Erste Group Bank AG (Austria)[1]	580	25,051
Eurobank Ergasias S.A. (Greece)*[1]	24,390	25,276
FinecoBank Banca Fineco S.p.A. (Italy)[1]	84,305	988,591
Jyske Bank A/S (Denmark)[1]	395	22,373

2

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
KBC Group N.V. (Belgium)[1]	310	$23,798
Sydbank A/S (Denmark)[1]	620	23,010

		2,861,078

Capital Markets - 4.9%
BlackRock, Inc.	3,470	1,744,577
Cboe Global Markets, Inc.	2,915	283,134
The Charles Schwab Corp.	35,395	1,807,269
CME Group, Inc.	1,795	285,620
E*TRADE Financial Corp.*	22,845	1,366,359
Euronext N.V. (Netherlands)[1,2]	615	38,169
Intercontinental Exchange, Inc.	4,020	297,118
Japan Exchange Group, Inc. (Japan)[1]	1,300	23,126
Julius Baer Group Ltd. (Switzerland)[1]	18,755	1,028,893

		6,874,265

Insurance - 0.0%##
Admiral Group plc (United Kingdom)[1]	480	12,477

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	560	25,735

Total Financials		9,773,555

Health Care - 14.7%
Biotechnology - 5.0%
Biogen, Inc.*	2,040	682,115
BioMarin Pharmaceutical, Inc.*	15,510	1,559,686
Incyte Corp.*	33,115	2,203,471
Regeneron Pharmaceuticals, Inc.*	2,185	804,102
Seattle Genetics, Inc.*	14,140	995,456
Vertex Pharmaceuticals, Inc.*	3,660	640,683

		6,885,513

Health Care Equipment & Supplies - 2.7%
Coloplast A/S - Class B (Denmark)[1]	240	26,177
Essilor International Cie Generale d’Optique S.A. (France)[1]	175	25,789
Hoya Corp. (Japan)[1]	200	12,035
Intuitive Surgical, Inc.*	2,565	1,303,507
Medtronic plc	25,090	2,263,870
Smith & Nephew plc (United Kingdom)[1]	1,475	25,538
Sonova Holding AG (Switzerland)[1]	135	24,889

		3,681,805

Health Care Providers & Services - 1.2%
DaVita, Inc.*	14,560	1,023,277

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	6,235	$608,247
Orpea (France)[1]	290	39,825

		1,671,349

Life Sciences Tools & Services - 1.2%
QIAGEN N.V.*	24,255	876,091
QIAGEN N.V.*[1]	815	29,549
Tecan Group AG (Switzerland)[1]	55	13,954
Thermo Fisher Scientific, Inc.	3,295	772,776

		1,692,370

Pharmaceuticals - 4.6%
Astellas Pharma, Inc. (Japan)[1]	700	11,418
Bristol-Myers Squibb Co.	9,895	581,331
Chugai Pharmaceutical Co. Ltd. (Japan)[1]	500	25,433
Ipsen S.A. (France)[1]	75	12,461
Johnson & Johnson	12,825	1,699,569
Merck & Co., Inc.	8,915	587,231
Novartis AG - ADR (Switzerland)	25,240	2,117,635
Novo Nordisk A/S - Class B (Denmark)[1]	255	12,686
Perrigo Co. plc	16,610	1,337,437
Santen Pharmaceutical Co. Ltd. (Japan)[1]	700	11,709

		6,396,910

Total Health Care		20,327,947

Industrials - 4.9%
Aerospace & Defense - 0.0%##
BAE Systems plc (United Kingdom)[1]	3,930	33,642
CAE, Inc. (Canada)	605	12,604
MTU Aero Engines AG (Germany)[1]	70	14,844

		61,090

Air Freight & Logistics - 1.0%
FedEx Corp.	5,835	1,434,651

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	210	22,134

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	1,755	78,024
Daikin Industries Ltd. (Japan)[1]	300	35,859
Geberit AG (Switzerland)[1]	80	35,622

		149,505

3

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.7%
Advanced Disposal Services, Inc.*	35,025	$861,615
China Everbright International Ltd. (China)[1]	23,000	28,062
Elis S.A. (France)[1]	2,375	54,517
Secom Co. Ltd. (Japan)[1]	100	7,643
SPIE S.A. (France)[1]	2,250	42,606

		994,443

Construction & Engineering - 1.0%
Eiffage S.A. (France)[1]	410	45,818
FLSmidth & Co. A/S (Denmark)[1]	365	24,022
Vinci S.A. (France)[1]	13,420	1,350,338

		1,420,178

Electrical Equipment - 0.0%##
Schneider Electric SE (France)[1]	140	11,237

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	380	53,633
Smiths Group plc (United Kingdom)[1]	550	11,623

		65,256

Machinery - 0.3%
Epiroc AB - Class A (Sweden)*[1]	4,325	51,784
FANUC Corp. (Japan)[1]	200	40,328
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	110	10,509
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	140	11,740
Jungheinrich AG (Germany)[1]	685	25,211
KION Group AG (Germany)[1]	485	33,285
Kone OYJ - Class B (Finland)[1]	460	25,146
Makita Corp. (Japan)[1]	200	8,997
Metso OYJ (Finland)[1]	1,330	48,713
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	1,705	9,905
Schindler Holding AG (Switzerland)[1]	110	25,616
The Weir Group plc (United Kingdom)[1]	2,770	70,982

		362,216

Professional Services - 0.8%
Equifax, Inc.	7,570	950,035
Experian plc (United Kingdom)[1]	510	12,522
Intertek Group plc (United Kingdom)[1]	170	13,114
Randstad Holding N.V. (Netherlands)[1]	635	40,188
Recruit Holdings Co. Ltd. (Japan)[1]	900	24,661

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Teleperformance (France)[1]	70	$12,819
Wolters Kluwer N.V. (Netherlands)[1]	225	13,549

		1,066,888

Road & Rail - 0.7%
Canadian National Railway Co. (Canada)	145	12,943
Genesee & Wyoming, Inc. - Class A*	11,345	975,670

		988,613

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	845	25,941
Brenntag AG (Germany)[1]	545	32,701
Ferguson plc (Switzerland)[1]	151	11,908
Kanamoto Co. Ltd. (Japan)[1]	700	21,827

		92,377

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	3,200	19,455
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	340	32,147
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	1,605	28,668

		80,270

Total Industrials		6,748,858

Information Technology - 16.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)[1]	1,400	25,826
Hexagon A.B. - Class B (Sweden)[1]	605	36,874
Keyence Corp. (Japan)[1]	100	52,897

		115,597

Internet Software & Services - 3.3%
Alibaba Group Holding Ltd. - ADR (China)*	9,840	1,842,342
Alphabet, Inc. - Class A*	595	730,196
Alphabet, Inc. - Class C*	615	748,615
NetEase, Inc. - ADR (China)	135	34,830
Tencent Holdings Ltd. - Class H (China)[1]	27,229	1,239,312

		4,595,295

IT Services - 4.5%
Amadeus IT Group S.A. (Spain)[1]	160	13,649
Amdocs Ltd.	18,390	1,242,796
Atos SE (France)[1]	90	12,060

4

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES
		VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Capgemini SE (France)[1]	90	$11,514
Computershare Ltd. (Australia)[1]	930	12,588
InterXion Holding N.V. (Netherlands)*	10,565	685,457
Mastercard, Inc. - Class A	11,620	2,300,760
Nomura Research Institute Ltd. (Japan)[1]	500	24,029
Obic Co. Ltd. (Japan)[1]	300	25,772
Sopra Steria Group (France)[1]	290	51,295
Visa, Inc. - Class A	13,575	1,856,246

		6,236,166

Semiconductors & Semiconductor Equipment - 3.4%
Qorvo, Inc.*	30,405	2,485,913
Skyworks Solutions, Inc.	13,535	1,280,140
Texas Instruments, Inc.	7,945	884,437

		4,650,490

Software - 4.9%
Adobe Systems, Inc.*	4,845	1,185,475
Atlassian Corp. plc - Class A*	8,860	641,553
Check Point Software Technologies Ltd. (Israel)*	225	25,351
Electronic Arts, Inc.*	10,090	1,299,088
Microsoft Corp.	17,710	1,878,677
Nexon Co. Ltd. (Japan)*[1]	3,674	52,937
Oracle Corp. (Japan)[1]	300	25,180
SAP SE (Germany)[1]	110	12,802
ServiceNow, Inc.*	9,660	1,699,774
Trend Micro, Inc. (Japan)[1]	400	23,635

		6,844,472

Total Information Technology		22,442,020

Materials - 8.0%
Chemicals - 3.4%
Akzo Nobel N.V. (Netherlands)[1]	14,470	1,336,457
Asahi Kasei Corp. (Japan)[1]	900	12,030
Axalta Coating Systems Ltd.*	30,730	929,582
CF Industries Holdings, Inc.	28,210	1,253,088
Croda International plc (United Kingdom)[1]	736	49,655
Frutarom Industries Ltd. (Israel)[1]	125	12,635
Givaudan S.A. (Switzerland)[1]	10	23,407
Mexichem S.A.B. de C.V. (Mexico)	12,040	42,132
Nippon Paint Holdings Co. Ltd. (Japan)[1]	300	13,111
Nissan Chemical Corp. (Japan)[1]	300	13,449

	SHARES
		VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Novozymes A/S - Class B (Denmark)[1]	245	$12,900
OCI N.V. (Netherlands)*[1]	1,200	36,279
Olin Corp.	30,475	899,317
Solvay S.A. (Belgium)[1]	465	63,705

		4,697,747

Construction Materials - 0.0%##
Wienerberger AG (Austria)[1]	1,565	38,363

Containers & Packaging - 2.5%
Ball Corp.	38,115	1,485,342
Crown Holdings, Inc.*	10,170	460,396
Sealed Air Corp.	33,335	1,469,073

		3,414,811

Metals & Mining - 2.1%
Antofagasta plc (Chile)[1]	26,505	348,091
First Quantum Minerals Ltd. (Zambia)	19,205	299,550
Freeport-McMoRan, Inc.	70,255	1,159,208
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	8,600	27,072
Lundin Mining Corp. (Chile)	55,970	309,785
Southern Copper Corp. (Peru)	15,885	784,084

		2,927,790

Paper & Forest Products - 0.0%##
Mondi plc (United Kingdom)[1]	475	13,060

Total Materials		11,091,771

Real Estate - 3.9%
Equity Real Estate Investment Trusts (REITS) - 3.9%
Acadia Realty Trust	310	8,395
Agree Realty Corp.	140	7,454
Alexandria Real Estate Equities, Inc.	60	7,646
American Campus Communities, Inc.	350	14,437
American Homes 4 Rent - Class A	1,285	28,450
American Tower Corp.	10,745	1,592,839
Americold Realty Trust	250	5,377
Apartment Investment & Management Co. - Class A	480	20,472
Apple Hospitality REIT, Inc.	650	11,694
AvalonBay Communities, Inc.	305	53,939
Bluerock Residential Growth REIT, Inc.	625	5,731
Boston Properties, Inc.	355	44,563
Brandywine Realty Trust	1,775	29,270

5

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
CatchMark Timber Trust, Inc. - Class A	1,780	$22,108
Chesapeake Lodging Trust	335	10,727
Colony Capital, Inc.	1,500	9,240
Community Healthcare Trust, Inc.	460	13,800
CoreCivic, Inc.	1,475	37,819
Cousins Properties, Inc.	3,100	28,892
Crown Castle International Corp.	185	20,504
CubeSmart	595	18,064
Digital Realty Trust, Inc.	360	43,711
EastGroup Properties, Inc.	65	6,196
Equinix, Inc.	2,440	1,071,843
Equity LifeStyle Properties, Inc.	155	14,103
Equity Residential	505	33,042
Essex Property Trust, Inc.	70	16,832
Extra Space Storage, Inc.	190	17,854
First Industrial Realty Trust, Inc.	385	12,532
Getty Realty Corp.	410	11,746
GGP, Inc.	635	13,538
HCP, Inc.	785	20,332
Healthcare Realty Trust, Inc.	510	15,152
Healthcare Trust of America, Inc. - Class A	535	14,616
Hibernia REIT plc (Ireland)[1]	6,930	11,799
Host Hotels & Resorts, Inc.	1,330	27,850
Independence Realty Trust, Inc.	955	9,693
Invitation Homes, Inc.	1,119	25,860
Jernigan Capital, Inc.	545	9,914
Lamar Advertising Co. - Class A	130	9,572
Liberty Property Trust	580	24,859
Life Storage, Inc.	80	7,677
The Macerich Co.	150	8,859
Mid-America Apartment Communities, Inc.	315	31,746
National Retail Properties, Inc.	240	10,706
Outfront Media, Inc.	400	8,500
Physicians Realty Trust	1,725	27,186
Plymouth Industrial REIT, Inc.	530	7,754
Prologis, Inc.	910	59,714
Public Storage	165	35,942
Regency Centers Corp.	240	15,271
SBA Communications Corp.*	9,260	1,465,395
Simon Property Group, Inc.	445	78,413
STAG Industrial, Inc.	580	15,846
Sun Communities, Inc.	310	30,058
Sunstone Hotel Investors, Inc.	1,030	16,758
Tier REIT, Inc.	795	18,897

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
UDR, Inc.	805	$30,976
UMH Properties, Inc.	535	8,260
Unibail-Rodamco-Westfield (France)[1]	235	52,170
Urban Edge Properties	1,095	24,835
Ventas, Inc.	220	12,404
VEREIT, Inc.	1,470	11,216
Vornado Realty Trust	355	25,532
Welltower, Inc.	265	16,589
Weyerhaeuser Co.	285	9,741

		5,432,910

Real Estate Management & Development - 0.0%##
Nexity S.A. (France)[1]	400	24,613

Total Real Estate		5,457,523

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Iliad S.A. (France)[1]	130	20,552
Zayo Group Holdings, Inc.*	50,775	1,883,245

		1,903,797

Wireless Telecommunication Services - 0.0%##
KDDI Corp. (Japan)[1]	900	25,053
NTT DOCOMO, Inc. (Japan)[1]	1,000	25,745

		50,798

Total Telecommunication Services		1,954,595

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	60,000	55,887
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	156,000	58,046

		113,933

Water Utilities - 0.0%##
Guangdong Investment Ltd. (China)[1]	14,000	24,136

Total Utilities		138,069

TOTAL COMMON STOCKS (Identified Cost $105,581,003)		114,196,532

CORPORATE BONDS - 3.9%

Non-Convertible Corporate Bonds - 3.9%
Consumer Discretionary - 0.7%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	20,000	17,650

6

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	106,000	$99,905
LGI Homes, Inc.[2], 6.875%, 7/15/2026	25,000	25,000
Meritage Homes Corp., 5.125%, 6/6/2027	20,000	18,350
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	20,000	20,019
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	16,000	15,880
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	15,000	14,475
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	26,000	24,700

		218,329

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc., 3.60%, 6/1/2026	200,000	194,534

Media - 0.3%
CCO Holdings LLC - CCO Holdings
Capital Corp.[2], 5.50%, 5/1/2026	15,000	14,738
CSC Holdings, LLC, 5.25%, 6/1/2024	33,000	31,762
Discovery Communications LLC, 5.20%, 9/20/2047	130,000	128,003
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	200,000	182,500

		357,003

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	60,000	65,379
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	60,000	64,897

		130,276

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	20,000	19,325

Total Consumer Discretionary		937,117

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2] , 5.375%, 7/15/2022	20,000	19,825

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Products - 0.0%##
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	15,000	$13,838

Total Consumer Staples		33,663

Energy - 0.8%
Energy Equipment & Services - 0.0%##
Shelf Drilling Holdings Ltd. (United
Arab Emirates)[2] , 8.25%, 2/15/2025	20,000	20,400
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	28,000	27,090

		47,490

Oil, Gas & Consumable Fuels - 0.8%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	180,000	192,106
Cheniere Energy Partners LP, 5.25%, 10/1/2025	25,000	24,875
DCP Midstream Operating LP2, 9.75%, 3/15/2019	10,000	10,410
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	28,000	28,070
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	30,000	31,125
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	15,000	14,962
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	109,000	90,198
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	160,000	189,080
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	110,000	97,762
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	10,000	10,289
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	180,000	195,762
SemGroup Corp., 6.375%, 3/15/2025	35,000	33,600
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	18,000	17,280
Southwestern Energy Co.[4], 6.20%, 1/23/2025	21,000	20,711
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	15,000	15,375

7

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP, 3.75%, 6/15/2027	80,000	$77,106

		1,048,711

Total Energy		1,096,201

Financials - 1.1%
Banks - 0.6%
Bank of America Corp., 4.00%, 1/22/2025	200,000	197,477
Citigroup, Inc., 8.125%, 7/15/2039	130,000	188,040
JPMorgan Chase & Co., 6.30%, 4/23/2019	190,000	194,959
Popular, Inc., 7.00%, 7/1/2019	55,000	55,990
Santander Holdings USA, Inc., 3.40%, 1/18/2023	130,000	125,911

		762,377

Capital Markets - 0.1%
Morgan Stanley[5], (3 mo. LIBOR US + 1.220%), 3.563%, 5/8/2024	190,000	193,411

Consumer Finance - 0.0%##
Ally Financial, Inc., 3.50%, 1/27/2019	15,000	15,022
SLM Corp., 5.125%, 4/5/2022	20,000	19,950

		34,972

Diversified Financial Services - 0.2%
Aircastle Ltd., 6.25%, 12/1/2019	10,000	10,325
International Lease Finance Corp., 6.25%, 5/15/2019	150,000	153,793
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	25,000	24,250
Navient Corp., 7.25%, 9/25/2023	15,000	15,712
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	20,000	20,300
Park Aerospace Holdings Ltd. (Ireland)[2] , 4.50%, 3/15/2023	24,000	22,920

		247,300

Insurance - 0.2%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	120,000	124,038
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	120,000	127,824

		251,862

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	15,000	$15,150

Total Financials		1,505,072

Health Care - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	26,000	24,505
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	112,000	112,426
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 5.625%, 7/31/2019	18,000	18,429
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	20,000	19,750
Tenet Healthcare Corp., 6.00%, 10/1/2020	10,000	10,388

Total Health Care		185,498

Industrials - 0.2%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	18,000	18,180

Construction & Engineering - 0.0%##
Tutor Perini Corp.[2], 6.875%, 5/1/2025	28,000	27,790

Industrial Conglomerates - 0.1%
LSB Industries, Inc.[2], 9.625%, 5/1/2023	30,000	30,525

Machinery - 0.1%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	130,000	130,325

Marine - 0.0%##
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	30,000	29,813

Professional Services - 0.0%##
Nielsen Finance LLC - Nielsen Finance Co.[2], 5.00%, 4/15/2022	15,000	14,578

Total Industrials		251,211

Information Technology - 0.3%
Internet Software & Services - 0.3%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	210,000	196,766
MSCI, Inc.[2], 5.375%, 5/15/2027	15,000	15,112

8

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Internet Software & Services (continued)
Tencent Holdings Ltd. (China) [2], 3.595%, 1/19/2028	200,000	$190,736

		402,614

Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	28,000	27,230

Total Information Technology		429,844

Materials - 0.2%
Chemicals - 0.0%##
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada) [2], 8.375%, 12/1/2022	24,000	24,420

Containers & Packaging - 0.0%##
W/S Packaging Holdings, Inc. [2], 9.00%, 4/15/2023	20,000	20,400

Metals & Mining - 0.2%
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	120,000	133,022
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	40,000	40,600

		173,622

Total Materials		218,442

Real Estate - 0.1%
Equity Real Estate Investment Trusts (REITS) - 0.0%##
iStar, Inc., 5.25%, 9/15/2022	20,000	19,500

Real Estate Management & Development - 0.1%
American Homes 4 Rent LP, 4.25%, 2/15/2028	130,000	124,746
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	30,000	29,100

		153,846

Total Real Estate		173,346

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.2%
AT&T, Inc., 4.25%, 3/1/2027	120,000	118,749
Verizon Communications, Inc., 5.50%, 3/16/2047	180,000	196,409

		315,158

Wireless Telecommunication Services - 0.2%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	99,000	94,545

	PRINCIPAL AMOUNT3 / SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	102,000	$100,980
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	8,000	8,136

		203,661

Total Telecommunication Services		518,819

TOTAL CORPORATE BONDS (Identified Cost $5,489,254)		5,349,213

MUTUAL FUND - 0.0%##
iShares U.S. Real Estate ETF
(Identified Cost $38,922)	480	39,000

U.S. TREASURY SECURITIES - 11.3%

U.S. Treasury Bonds - 1.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	457,000	604,597
U.S. Treasury Bond, 4.75%, 2/15/2037	840,000	1,047,834
U.S. Treasury Bond, 3.00%, 5/15/2047	440,000	432,764
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	403,281	387,880

Total U.S. Treasury Bonds
(Identified Cost $2,570,785)		2,473,075

U.S. Treasury Notes - 9.5%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	761,700	750,022
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	391,081	379,219
U.S. Treasury Note, 1.25%, 7/31/2023	5,605,000	5,188,128
U.S. Treasury Note, 2.125%, 7/31/2024	5,762,000	5,516,890
U.S. Treasury Note, 2.375%, 5/15/2027	1,433,000	1,368,963

Total U.S. Treasury Notes (Identified Cost $13,322,018)		13,203,222

TOTAL U.S. TREASURY SECURITIES (Identified Cost $15,892,803)		15,676,297

9

Investment Portfolio - July 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.3%

Dreyfus Government Cash Management, Institutional Shares[7], 1.81%,
(Identified Cost $3,269,656)	3,269,656	$3,269,656

TOTAL INVESTMENTS - 99.9%
(Identified Cost $130,271,638)		138,530,698
OTHER ASSETS, LESS LIABILITIES - 0.1%		81,952

NET ASSETS - 100%		$138,612,650

ADR - American Depositary Receipt

ETF - Exchange-traded fund

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,619,238, or 1.2% of the Series’ net assets as of July 31, 2018.

3Amount is stated in USD unless otherwise noted.

4Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

5Floating rate security. Rate shown is the rate in effect as of July 31, 2018.

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2018.

7Rate shown is the current yield as of July 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Investment Portfolio - July 31, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$17,065,092	$15,518,473	$1,546,619	$—
Consumer Staples	14,816,373	9,456,354	5,360,019	—
Energy	4,380,729	4,124,825	255,904	—
Financials	9,773,555	5,798,569	3,974,986	—
Health Care	20,327,947	19,448,237	879,710	—
Industrials	6,748,858	4,349,922	2,398,936	—
Information Technology	22,442,020	20,821,650	1,620,370	—
Materials	11,091,771	9,118,629	1,973,142	—
Real Estate	5,457,523	5,368,941	88,582	—
Telecommunication Services	1,954,595	1,883,245	71,350	—
Utilities	138,069	—	138,069	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	15,676,297	—	15,676,297	—
Corporate debt:
Consumer Discretionary	937,117	—	937,117	—
Consumer Staples	33,663	—	33,663	—
Energy	1,096,201	—	1,096,201	—
Financials	1,505,072	—	1,505,072	—
Health Care	185,498	—	185,498	—
Industrials	251,211	—	251,211	—
Information Technology	429,844	—	429,844	—
Materials	218,442	—	218,442	—
Real Estate	173,346	—	173,346	—
Telecommunication Services	518,819	—	518,819	—
Mutual funds	3,308,656	3,308,656	—	—

Total assets	$138,530,698	$99,197,501	$39,333,197	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - July 31, 2018

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 92.0%

Consumer Discretionary - 9.6%
Diversified Consumer Services - 0.7%
China Maple Leaf Educational Systems Ltd. (China)	3,948,000	$3,385,128

Hotels, Restaurants & Leisure - 1.5%
Corporate Travel Management Ltd. (Australia)	334,625	7,132,587

Household Durables - 2.5%
Techtronic Industries Co. Ltd. (Hong Kong)	2,113,500	11,767,023

Multiline Retail - 1.0%
Seria Co. Ltd. (Japan)	96,900	4,454,375

Specialty Retail - 1.5%
Ace Hardware Indonesia Tbk PT (Indonesia)	51,890,800	4,714,074
Wilcon Depot, Inc. (Philippines)	11,137,379	2,499,907

		7,213,981

Textiles, Apparel & Luxury Goods - 2.4%
Canada Goose Holdings, Inc. (Canada)*	56,085	3,219,331
Moncler S.p.A (Italy)	184,555	8,140,292

		11,359,623

Total Consumer Discretionary		45,312,717

Consumer Staples - 10.7%
Beverages - 3.4%
Royal Unibrew A/S (Denmark)	194,765	16,213,734

Food & Staples Retailing - 2.0%
Dino Polska S.A. (Poland)*[1]	185,439	5,084,135
Raia Drogasil S.A. (Brazil)	210,500	4,160,310

		9,244,445

Food Products - 2.6%
Ariake Japan Co. Ltd. (Japan)	89,500	7,660,108
Wessanen (Netherlands)	303,035	4,510,905

		12,171,013

Household Products - 2.7%
Pigeon Corp. (Japan)	260,300	12,501,104

Total Consumer Staples		50,130,296

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Petronet LNG Ltd. (India)	1,338,600	4,472,328
Vermilion Energy, Inc. (Canada)	153,191	5,273,393

Total Energy		9,745,721

Financials - 10.2%
Banks - 5.8%
Bank Tabungan Negara Persero Tbk PT (Indonesia)	13,201,300	2,160,546

1

Investment Portfolio - July 31, 2018

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Canadian Western Bank (Canada)	259,430	$7,277,243
Federal Bank Ltd. (India)	2,146,940	2,785,947
FinecoBank Banca Fineco S.p.A. (Italy)	808,695	9,503,712
Tisco Financial Group PCL (Thailand)	1,282,900	3,007,701
Tisco Financial Group PCL - NVDR (Thailand)	1,021,300	2,394,391

		27,129,540

Capital Markets - 3.0%
Edelweiss Financial Services Ltd. (India)	841,690	3,797,568
St James’s Place plc (United Kingdom)	196,815	3,114,145
Vontobel Holding AG (Switzerland)	103,235	7,168,011

		14,079,724

Diversified Financial Services - 0.6%
Grenke AG (Germany)	23,990	2,652,371

Insurance - 0.8%
Anicom Holdings, Inc. (Japan)	93,400	3,942,655

Total Financials		47,804,290

Health Care - 19.9%
Biotechnology - 2.1%
Abcam plc (United Kingdom)	499,665	9,693,192

Health Care Equipment & Supplies - 9.0%
Ambu A/S - Class B (Denmark)	396,000	15,572,667
BioMerieux (France)	64,775	5,392,993
Carl Zeiss Meditec AG (Germany)	114,055	8,862,409
DiaSorin S.p.A (Italy)	69,645	7,476,100
Sartorius AG (Germany)	31,900	5,184,990

		42,489,159

Health Care Providers & Services - 4.3%
Bumrungrad Hospital PCL (Thailand)	370,300	2,020,122
Bumrungrad Hospital PCL - NVDR (Thailand)	108,000	589,179
Korian S.A. (France)	180,405	6,320,229
Orpea (France)	81,900	11,267,260

		20,196,790

Life Sciences Tools & Services - 1.9%
Bachem Holding AG (Switzerland)	27,055	3,825,380
Siegfried Holding AG (Switzerland)	12,145	5,243,637

		9,069,017

2

Investment Portfolio - July 31, 2018

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 2.6%
Dechra Pharmaceuticals plc (United Kingdom)	307,910	$12,067,770

Total Health Care		93,515,928

Industrials - 23.1%
Building Products - 2.8%
Kingspan Group plc (Ireland)	90,725	4,213,846
Rockwool International A/S - Class B (Denmark)	21,920	8,778,251

		12,992,097

Machinery - 9.4%
Daifuku Co. Ltd. (Japan)	65,000	2,839,735
Harmonic Drive Systems, Inc. (Japan)	83,900	3,286,518
MISUMI Group, Inc. (Japan)	159,200	4,046,384
Nissei ASB Machine Co. Ltd. (Japan)	102,700	5,529,258
OC Oerlikon Corp. AG (Switzerland)	473,950	7,376,225
Rotork plc (United Kingdom)	1,162,135	5,489,741
Stabilus S.A. (Germany)	47,765	4,066,152
Takeuchi Manufacturing Co. Ltd. (Japan)	262,500	6,094,442
VAT Group AG (Switzerland)[1]	42,110	5,541,517

		44,269,972

Professional Services - 8.7%
51job, Inc. - ADR (China)*	78,355	7,190,638
en-japan, Inc. (Japan)	142,300	6,732,254
Nihon M&A Center, Inc. (Japan)	218,400	5,812,802
Persol Holdings Co. Ltd. (Japan)	299,400	6,517,369
Teleperformance (France)	78,585	14,408,812

		40,661,875

Trading Companies & Distributors - 1.1%
Howden Joinery Group plc (United Kingdom)	811,320	5,080,600

Transportation Infrastructure - 1.1%
Malaysia Airports Holdings Berhad (Malaysia)	2,358,800	5,367,503

Total Industrials		108,372,047

Information Technology - 13.5%
Electronic Equipment, Instruments & Components - 0.7%
Halma plc (United Kingdom)	179,945	3,323,130

Internet Software & Services - 3.9%
Baozun, Inc. - ADR (China)*	62,835	3,635,005
Scout24 AG (Germany)[1]	104,220	5,423,174
Wise Talent Information Technology Co., Ltd. (China)*	765,299	2,773,935
XING SE (Germany)	19,507	6,352,697

		18,184,811

3

Investment Portfolio - July 31, 2018

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 1.9%
Keywords Studios plc (Ireland)	249,400	$5,977,377
TravelSky Technology Ltd. - Class H (China)	1,072,000	3,038,839

		9,016,216

Semiconductors & Semiconductor Equipment - 2.2%
Koh Young Technology, Inc. (South Korea)	43,720	4,260,028
Melexis N.V. (Belgium)	66,505	6,186,385

		10,446,413

Software - 3.0%
Nemetschek SE (Germany)	56,130	7,797,474
SimCorp A/S (Denmark)	72,590	6,196,728

		13,994,202

Technology Hardware, Storage & Peripherals - 1.8%
Logitech International S.A. (Switzerland)	196,725	8,666,510

Total Information Technology		63,631,282

Materials - 2.9%
Chemicals - 2.9%
Chr. Hansen Holding A/S (Denmark)	129,485	13,406,596

TOTAL COMMON STOCKS
(Identified Cost $349,770,857)		431,918,877

SHORT-TERM INVESTMENT - 8.0%

Dreyfus Government Cash Management, Institutional Shares[2], 1.81%
(Identified Cost $37,552,262)	37,552,262	37,552,262

TOTAL INVESTMENTS - 100.0%
(Identified Cost $387,323,119)		469,471,139
OTHER ASSETS, LESS LIABILITIES - 0.0%##		101,560

NET ASSETS - 100%		$469,572,699

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

*Non-income producing security.

## Less than 0.1%.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $16,048,826, or 3.4% of the Series’ net assets as of July 31, 2018.

2Rate shown is the current yield as of July 31, 2018.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries (based on country of risk):

Japan - 14.8%; Denmark - 12.8%.

4

Investment Portfolio - July 31, 2018

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$45,312,717	$45,312,717	$—	$—
Consumer Staples	50,130,296	50,130,296	—	—
Energy	9,745,721	9,745,721	—	—
Financials	47,804,290	47,804,290	—	—
Health Care	93,515,928	93,515,928	—	—
Industrials	108,372,047	108,372,047	—	—
Information Technology	63,631,282	63,631,282	—	—
Materials	13,406,596	13,406,596	—	—
Mutual fund	37,552,262	37,552,262	—	—

Total assets	$469,471,139	$469,471,139	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or July 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between levels during the nine months ended July 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

ITEM 2:  CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)  During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:  EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

    /s/ Michele T. Mosca

Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 9/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ Michele T. Mosca

Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 9/20/2018

    /s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: 9/20/2018